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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                   PAPP STOCK
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

                                     [LOGO]
                                     PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                        1
 Portfolio Summary                                            2
 Performance Update                                           3
 Comparing Ongoing Fund Expenses                              7
 Portfolio Management Discussion                              9
 Schedule of Investments                                     12
 Financial Statements                                        15
 Notes to Financial Statements                               23
 Report of Independent Registered Public Accounting Firm     29
 Trustees, Officers and Service Providers                    30

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------
Dear Shareowners,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Sincerely,
/s/Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------
Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Consumer Discretionary 6.4%
Industrials 9.0%
Health Care 16.0%
Consumer Staples 17.8%
Financials 19.2%
Information Technology 31.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  State Street Corp.               8.33%
2.  Intel Corp.                      8.29
3.  Medtronic, Inc.                  8.17
4.  T. Rowe Price Associates, Inc.   8.07
5.  Microsoft Corp.                  7.86
6.  General Electric Co.             7.38
7.  Clorox Co.                       6.47
8.  First Data Corp.                 6.16
9.  Walgreen Co.                     6.08
10. Omnicom Group                     4.31

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $21.05     $28.21

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.1841     $  -            $7.0365

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
             Net Asset    Public Offering
Period       Value        Price (POP)
 10 Years    9.08%        8.44%
 5 Years    -5.16        -6.28
 1 Year      0.25        -5.54

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Pioneer Papp Stock Fund
Russell 1000 Growth Index

Dec-94            10000             9425
                  13719            12500
Dec-96            16890            15187
                  22038            20167
Dec-98            30567            25541
                  40702            29301
Dec-00            31574            27471
                  25127            23920
Dec-02            18119            18136
                  23511            22432
Dec-04            24993            22481

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization on 2/21/04.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. You cannot invest directly in any Index.
                                                                               3

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS B SHARES
--------------------------------------------------------------------------------
Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $20.81     $28.39

Distributions per Share   Income      Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $7.0365

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investmentmade in Pioneer Papp Stock Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
              If          If
Period       Held      Redeemed
 10 Years    8.16%       8.16%
 5 Years    -6.04       -6.04
 1 Year     -1.39       -4.34


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Pioneer Papp Stock Fund
Russell 1000 Growth Index

Dec-94            10000            10000
                  13719            13161
Dec-96            16890            15869
                  22038            20914
Dec-98            30567            26288
                  40702            29932
Dec-00            31574            27851
                  25127            24068
Dec-02            18119            18111
                  23511            22232
Dec-04            24993            21925

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization on 2/21/04.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS C SHARES
--------------------------------------------------------------------------------
Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $20.69     $28.39

Distributions per Share   Income     Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividend   Capital Gains   Capital Gains
                          $  -       $  -            $7.0365

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
              If           If
Period       Held       Redeemed
 10 Years    8.12%        8.12%
 5 Years    -6.12        -6.12
 1 Year     -1.82        -1.82


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Pioneer Papp Stock Fund
Russell 1000 Growth Index

Sep-96            10000            10000
                  11115            10520
                  16528            12873
Dec-98            17086            12545
                  17363            15212
Dec-00            16471            14752
                  19887            15119
Dec-02            12432            12022
                  17733            17703
Dec-04            21495            20948

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization on 2/21/04.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. You cannot invest directly in any Index.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS R SHARES
--------------------------------------------------------------------------------
Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $20.55     $28.39

Distributions per Share   Income     Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividend   Capital Gains   Capital Gains
                          $ -        $  -            $7.0365

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Stock Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
                If           If
Period         Held       Redeemed
 10 Years    8.31%        8.31%
 5 Years    -6.02        -6.02
 1 Year     -2.81        -2.81

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Dec-94            10000            10000
                  13719            13194
Dec-96            16890            15950
                  22038            21073
Dec-98            30567            26555
                  40702            30312
Dec-00            31574            28276
                  25127            24497
Dec-02            18119            18481
                  23511            22743
Dec-04            24993            22224

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 11/29/89 to 2/20/04 is the performance of Papp Stock Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Stock Fund. Pioneer Papp Stock Fund acquired the assets of Papp Stock Fund in a reorganization on 2/21/04.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. You cannot invest directly in any Index.
                                                                               6

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Papp Stock Fund

Based on actual returns from July 1, 2004 through December 31, 2004

Share Class                             A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04
 Ending Account Value             $1,013.24      $1,002.76      $1,001.33      $  994.27
 On 12/31/04
 Expenses Paid During Period*     $    6.29      $   21.44      $   22.77      $   31.22
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 4.23%, 4.53% and 6.23%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                   (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Papp Stock Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

Share Class                             A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04
 Ending Account Value             $1,018.85      $1,009.00      $1,005.83      $1,004.02
 On 12/31/04
 Expenses Paid During Period*     $    6.30      $   21.50      $   22.82      $   31.38
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 4.23%, 4.53% and 6.23%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

Equity markets rose in 2004, led by strong relative performance by small- and mid-cap investments, and by stocks of companies that showed the greatest earnings growth in a cyclical rebound. In general, stable growth stocks and shares of very large, dominant companies lagged in performance. In the following interview, L. Roy Papp and Rosellen C. Papp, who are responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Papp Stock Fund during the 12-month period ended December 31, 2004.

Q:  How did the Fund perform?

A: Pioneer Papp Stock Fund trailed most market indices, as its emphasis on high quality, industry-leading corporations remained out of favor for most of the fiscal year. For the 12 months ended December 31, 2004, the Fund's Class A shares returned 0.25% at net asset value. During the same 12 months, the benchmark Russell 1000 Growth Index returned 6.30%, while the average return of the 925 funds in Lipper's Large-Cap Core Category was 7.79%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What factors affected Fund performance?

A: We maintained our emphasis on industry-leading, stable-growth companies, including many of the nation's largest companies, in which we have the greatest confidence long term. That focus tended to work against performance during a year in which many of these stocks trailed the market, as investors favored companies with more volatile, if less predictable, earnings. In addition, our concentrations of investments in the information technology and health care sectors worked against performance. Dominant technology companies, such as Intel, lagged market averages, although they largely met their earnings targets, while pharmaceutical leaders, such as Pfizer and Merck, fell hard in the wake of negative news reports about potential side effects associated with the class of pain-relief drugs known as Cox-2 inhibitors. Despite the negative events in 2004, we continue to be impressed by the long-term potential of investments in the technology and health care sectors and have maintained large concentrations in

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

    both areas. However, we have made some adjustments in health care in view of new risks.

    Pioneer Papp Stock Fund is managed with a discipline that emphasizes investments in quality, large-cap corporations with strong balance sheets, consistent profits, good earnings growth and relatively little debt. We tend to have a portfolio comprised of stocks of large, dominant companies, and we focus on long-term investments in companies with strong prospects, rather than on short-term, cyclical trends. At the end of the period, we held investments in 23 different companies.

Q: During a challenging period for your discipline, what types of investments helped performance?

A: In a difficult year for the "mega-cap" companies, General Electric was able to resist the tide and deliver a healthy return for the Fund. T. Rowe Price, the asset management and mutual fund company, also appreciated substantially. We have added to our position in T. Rowe Price, as we believe it is in a strong position to benefit from proposals to privatize retirement and health care accounts. Other investments that added to the Fund's performance included United Parcel Service, Walgreen and Clorox.

    The stock market didn't always reward consistency in 2004. Many of the Fund's largest positions were in financially strong companies, such as Microsoft and Wal-Mart, most of which met their earnings objectives. Others, such as Intel, continued to post earnings growth, but at somewhat lower growth rates than earlier. Fundamentally strong performance by companies did not always translate into good stock performance.

Q:  Where were the Fund's greatest disappointments, and how have you responded?

A: As we indicated earlier, our information technology and health care positions contained many of the most notable disappointments. In information technology, besides the underperformance by Intel, our focus on semiconductor holdings tended to hold back performance. Stocks of companies such as Applied Materials fell amid concerns about the entire group in light of the decelerating earnings growth of Intel.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    In health care, pharmaceutical company Merck declined substantially after it withdrew its Cox-2 inhibitor, Vioxx, which was used in the treatment of arthritis. Later, competitor Pfizer fell after controversy arose about its Cox-2 inhibitor, Celebrex. We have liquidated our position in Merck, because of our concern about future litigation risks associated with its recall. As we did so, we invested in Johnson & Johnson, a highly diversified health care leader, and Techne, a company that produces proteins used in biomedical research. We have retained our investment in Pfizer, whose stock, we believe, has fallen to unrealistically low levels relative to the company's earnings and prospects.

    Retailer Wal-Mart was a good example of a company that performed well on a fundamental basis, but whose stock performance lagged the overall market.

Q: What is your outlook?

A: We think the portfolio is positioned to perform well in 2005 in an environment of sustained economic growth and rising corporate profits, especially in the large-cap companies that we favor. After two years in which small-cap and cyclical companies outdistanced large-cap equities, we think larger companies should gain favor as investors see the value of the very large-cap companies with records of consistent earnings growth. We also believe that the technology companies that we have emphasized should perform well, as productivity improvements created by technology continue to act as one of the primary underpinnings of the global economic expansion.

    Investing in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of a fund holding more securities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

  Shares                                                       Value
             COMMON STOCKS - 98.6%
             Capital Goods - 7.3%
             Electrical Components & Equipment - 7.3%
  81,000     General Electric Co.                        $ 2,956,500
                                                         -----------
             Total Capital Goods                         $ 2,956,500
                                                         -----------
             Transportation - 1.6%
             Trucking - 1.6%
   7,500     United Parcel Service                       $   640,950
                                                         -----------
             Total Transportation                        $   640,950
                                                         -----------
             Media - 4.3%
             Advertising - 4.3%
  20,500     Omnicom Group                               $ 1,728,560
                                                         -----------
             Total Media                                 $ 1,728,560
                                                         -----------
             Retailing - 2.1%
             General Merchandise Stores - 2.1%
  16,200     Target Corp.                                $   841,266
                                                         -----------
             Total Retailing                             $   841,266
                                                         -----------
             Food & Drug Retailing - 11.2%
             Drug Retail - 6.0%
  63,500     Walgreen Co.                                $ 2,436,495
                                                         -----------
             Food Distributors - 1.2%
  12,500     Sysco Corp.                                 $   477,125
                                                         -----------
             Hypermarkets & Supercenters - 4.0%
  31,000     Wal-Mart Stores, Inc.                       $ 1,637,420
                                                         -----------
             Total Food & Drug Retailing                 $ 4,551,040
                                                         -----------
             Household & Personal Products - 6.4%
             Household Products - 6.4%
  44,000     Clorox Co.                                  $ 2,592,920
                                                         -----------
             Total Household & Personal Products         $ 2,592,920
                                                         -----------
             Health Care Equipment & Services - 15.7%
             Health Care Distributors - 3.4%
  22,000     Johnson & Johnson                           $ 1,395,240
                                                         -----------
             Health Care Equipment - 10.8%
  65,900     Medtronic, Inc.                             $ 3,273,253
  28,800     Techne Corp.*                                 1,120,320
                                                         -----------
                                                         $ 4,393,573
                                                         -----------

12 The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                           Value
              Health Care Services - 1.5%
  14,828      Medco Health Solutions, Inc.*                   $  616,845
                                                              ----------
              Total Health Care Equipment & Services          $6,405,658
                                                              ----------
              Diversified Financials - 19.0%
              Asset Management & Custody Banks - 19.0%
  23,500      Northern Trust Corp.                            $1,141,630
  68,000      State Street Corp.                               3,340,160
  52,000      T. Rowe Price Associates, Inc.                   3,234,400
                                                              ----------
                                                              $7,716,190
                                                              ----------
              Total Diversified Financials                    $7,716,190
                                                              ----------
              Software & Services - 13.8%
              Application Software - 7.7%
 118,000      Microsoft Corp.                                 $3,151,780
                                                              ----------
              Data Processing & Outsourced Services - 6.1%
  58,000      First Data Corp.                                $2,467,320
                                                              ----------
              Total Software & Services                       $5,619,100
                                                              ----------
              Technology Hardware & Equipment - 4.6%
              Computer Hardware - 1.8%
  35,000      Hewlett-Packard Co.                             $  733,950
                                                              ----------
              Computer Storage & Peripherals - 0.4%
  10,000      EMC Corp.*                                      $  148,700
                                                              ----------
              Electronic Manufacturing Services - 2.4%
  37,000      Molex, Inc.                                     $  986,050
                                                              ----------
              Total Technology Hardware & Equipment           $1,868,700
                                                              ----------
              Semiconductors - 12.6%
              Semiconductor Equipment - 1.7%
  41,600      Applied Materials, Inc.*                        $  711,360
                                                              ----------
              Semiconductors - 10.9%
 142,000      Intel Corp.                                     $3,321,380
  29,000      Linear Technology Corp.                          1,124,040
                                                              ----------
                                                              $4,445,420
                                                              ----------
              Total Semiconductors                            $5,156,780
                                                              ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                  (continued)
--------------------------------------------------------------------------------

  Shares                                                     Value
           TOTAL COMMON STOCKS
           (Cost $15,717,178)                         $40,077,664
                                                      -----------
           TOTAL INVESTMENTS IN SECURITIES - 98.6%
           (Cost $15,717,178) (a)                     $40,077,664
                                                      -----------
           OTHER ASSETS AND LIABILITIES - 1.4%        $   567,469
                                                      -----------
           TOTAL NET ASSETS - 100.0%                  $40,645,133
                                                      -----------

*    Non-income producing security

(a)   At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $15,717,178 was as follows:
      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                             $24,360,486
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                                       -
                                                                                             -----------
       Net unrealized gain                                                                   $24,360,486
                                                                                             -----------
 Purchases and sales of securities (excluding temporary cash investments) for the year ended
 December 31, 2004 aggregated $2,876,737 and $19,172,285, respectively.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (Cost $15,717,178)     $40,077,664
  Cash                                                          180,561
  Receivables -
   Investment securities sold                                   423,587
   Fund shares sold                                               2,184
   Dividends and interest                                        67,390
                                                            -----------
     Total assets                                           $40,751,386
                                                            -----------
LIABILITIES:
  Payables -
   Fund shares repurchased                                  $       826
  Due to affiliates                                              36,509
  Accrued expenses                                               68,918
                                                            -----------
     Total liabilities                                      $   106,253
                                                            -----------
NET ASSETS:
  Paid-in capital                                           $16,243,909
  Undistributed net investment income                             2,444
  Accumulated net realized gain on investments                   38,294
  Net unrealized gain on investments                         24,360,486
                                                            -----------
     Total net assets                                       $40,645,133
                                                            ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $40,568,108/1,926,803 shares)           $     21.05
                                                            ===========
  Class B (based on $52,135/2,505 shares)                   $     20.81
                                                            ===========
  Class C (based on $24,166/1,168 shares)                   $     20.69
                                                            ===========
  Class R (based on $724/35 shares)                         $     20.55
                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A ($21.05 [divided by] 94.25%)                      $     22.33
                                                            ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends                                                 $891,323
  Interest                                                     1,503
                                                            ========
     Total investment income                                              $   892,826
                                                                          ===========
EXPENSES:
  Management fees                                           $386,080
  Transfer agent fees and expenses
   Class A                                                    39,995
   Class B                                                       463
   Class C                                                       153
   Class R                                                        23
  Distribution fees
   Class A                                                   102,200
   Class B                                                       360
   Class C                                                        81
   Class R                                                         3
  Administrative reimbursements                               15,417
  Custodian fees                                              12,634
  Registration fees                                           73,312
  Professional fees                                           51,690
  Printing expense                                            22,670
  Fees and expenses of nonaffiliated trustees                  6,097
  Miscellaneous                                               18,649
                                                            =========
     Total expenses                                                       $   729,827
                                                                          ============
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Manage-
       ment, Inc.                                                            (118,268)
     Less fees paid indirectly                                                   (147)
                                                                          ============
     Net expenses                                                         $   611,412
                                                                          ============
       Net investment income                                              $   281,414
                                                                          ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                        $10,648,184
  Change in net unrealized gain on investments                            (11,141,722)
                                                                          ============
   Net loss on investments                                                $  (493,538)
                                                                          ============
   Net decrease in net assets resulting from operations                   $  (212,124)
                                                                          ============

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                                            Year Ended         Year Ended
                                                             12/31/04          12/31/03
FROM OPERATIONS:
Net investment income (loss)                             $    281,414       $    (1,032)
Net realized gain on investments                           10,648,184         2,806,284
Change in net unrealized gain on investments              (11,141,722)        8,838,238
                                                         ------------       ------------
   Net increase (decrease) in net assets resulting
     from operations                                     $   (212,124)      $11,643,490
                                                         ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.18 and $0.00 per share, respectively)     $   (278,970)                -
Net realized gain:
   Class A ($7.04 and $1.38 per share, respectively)      (10,590,216)       (2,690,486)
   Class B ($7.04 and $0.00 per share, respectively)          (13,233)                -
   Class C ($7.04 and $0.00 per share, respectively)           (6,193)                -
   Class R ($7.04 and $0.00 per share, respectively)             (248)                -
                                                         ------------       ------------
     Total distributions to shareowners                  $(10,888,860)      $(2,690,486)
                                                         ============       ============
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  1,527,279       $ 3,705,683
Reinvestment of distributions                               9,520,300         2,425,537
Cost of shares repurchased                                (16,586,975)      (10,326,937)
                                                         ------------       ------------
   Net decrease in net assets resulting from
     Fund share transactions                             $ (5,539,396)      $(4,195,717)
                                                         ------------       ------------
   Net increase (decrease) in net assets                 $(16,640,380)      $ 4,757,287
NET ASSETS:
Beginning of year                                          57,285,513        52,528,226
                                                         ------------       ------------
End of year (including undistributed net investment
  income of $2,444 and $0, respectively)                 $ 40,645,133       $57,285,513
                                                         ============       ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                   '04 Shares      '04 Amount          '03 Shares      '03 Amount
CLASS A
Shares sold                            48,518       $ 1,337,899            137,418     $ 3,705,683
Reinvestment of distributions         449,084         9,501,370             86,195       2,425,537
Less shares repurchased              (601,430)      (16,472,179)          (394,010)    (10,326,937)
                                     --------       -----------           --------     -----------
   Net decrease                      (103,828)      $(5,632,910)          (170,397)    $(4,195,717)
                                     ========       ============          =========    ============
CLASS B
Shares sold                             5,891       $   158,624
Reinvestment of distributions             625            12,985
Less shares repurchased                (4,011)         (109,374)
                                     --------       -----------
   Net increase                         2,505       $    62,235
                                     ========       ===========
CLASS C
Shares sold                             1,082       $    29,681
Reinvestment of distributions             288             5,945
Less shares repurchased                  (202)           (5,347)
                                     --------       -----------
   Net increase                         1,168       $    30,279
                                     ========       ===========
CLASS R
Shares sold                                38       $     1,075
Less shares repurchased                      (3)            (75)
                                     -----------    -----------
   Net increase                            35       $     1,000
                                     ===========    ===========

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Papp Stock Fund
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                          12/31/04    12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $ 28.21     $ 23.87      $  31.40     $  37.09     $ 42.20
                                                                 -------     -------      --------     --------     -------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.19     $ (0.05)     $  (0.06)    $  (0.11)    $ (0.13)
 Net realized and unrealized gain (loss) on investments            (0.13)       5.77         (7.47)       (4.58)      (2.22)
                                                                 -------     -------      --------     --------     -------
   Net increase (decrease) from investment operations            $  0.06     $  5.72      $  (7.53)    $  (4.69)    $ (2.35)
Distributions to shareowners:
 Net investment income                                             (0.18)         --            --           --          --
 Net realized gain                                                 (7.04)      (1.38)           --        (1.00)      (2.76)
                                                                 -------     -------      --------     --------     -------
Net increase (decrease) in net asset value                       $ (7.16)    $  4.34      $  (7.53)    $  (5.69)    $ (5.11)
                                                                 -------     -------      --------     --------     -------
Net asset value, end of period                                   $ 21.05     $ 28.21      $  23.87     $  31.40     $ 37.09
                                                                 =======     =======      ========     =========    =========
Total return*                                                       0.25%      23.97%       (23.98)%     (12.69)%     (6.02)%
Ratio of net expenses to average net assets+                        1.25%       1.22%         1.14%        1.11%       1.09%
Ratio of net investment income (loss) to average net assets+        0.58%      (0.01)%       (0.04)%      (0.19)%     (0.38)%
Portfolio turnover rate                                                6%          3%            4%           5%         13%
Net assets, end of period (in thousands)                         $40,568     $57,286      $ 52,528     $ 75,215     $98,473
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                       1.49%       1.22%         1.14%        1.11%       1.09%
 Net investment income (loss)                                       0.34%      (0.01)%       (0.04)%      (0.19)%     (0.38)%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                       1.25%       1.22%         1.14%        1.11%       1.09%
 Net investment income (loss)                                       0.58%      (0.01)%       (0.04)%      (0.19)%     (0.38)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an intergral part of these financial statements

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             2/21/04
                                                           to 12/31/04
CLASS B
Net asset value, beginning of period                       $   28.39
                                                           ---------
Net decrease from investment operations:
  Net investment loss                                      $   (0.11)
  Net realized and unrealized loss on investments              (0.43)
                                                           ---------
     Net decrease from investment operations               $   (0.54)
Distributions to shareowners:
  Net realized gain                                            (7.04)
                                                           ---------
Net decrease in net asset value                            $   (7.58)
                                                           ---------
Net asset value, end of period                             $   20.81
                                                           ==========
Total return*                                                  (1.88)%(a)
Ratio of net expenses to average net assets+                    3.18%**
Ratio of net investment loss to average net assets+            (0.78)%**
Portfolio turnover rate                                            6%
Net assets, end of period (in thousands)                   $      52
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                  3.48%**
  Net investment loss                                          (1.08)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  By expenses                                                   3.18%**
  Net investment loss                                          (0.78)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Not annualized.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            2/21/04
                                                          to 12/31/04
CLASS C
Net asset value, beginning of period                      $   28.39
                                                          ---------
Net decrease from investment operations:
  Net investment loss                                     $   (0.09)
  Net realized and unrealized loss on investments             (0.57)
                                                          ---------
     Net decrease from investment operations              $   (0.66)
Distributions to shareowners:
  Net realized gain                                           (7.04)
                                                          ---------
Net decrease in net asset value                           $   (7.70)
                                                          ---------
Net asset value, end of period                            $   20.69
                                                          ==========
Total return*                                                 (2.30)%(a)
Ratio of net expenses to average net assets+                   3.80%**
Ratio of net investment loss to average net assets+           (1.36)%**
Portfolio turnover rate                                            6%
Net assets, end of period (in thousands)                  $       24
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                  4.11%**
  Net investment loss                                          (1.68)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                  3.80%**
  Net investment loss                                          (1.36)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             2/21/04
                                                          to 12/31/04
CLASS R
Net asset value, beginning of period                       $   28.39
                                                           ---------
Net decrease from investment operations:
  Net investment loss                                      $   (0.45)
  Net realized and unrealized loss on investments              (0.35)
                                                           ---------
     Net decrease from investment operations               $   (0.80)
Distributions to shareowners:
  Net realized gain                                            (7.04)
                                                           ---------
Net decrease in net asset value                            $   (7.84)
                                                           ---------
Net asset value, end of period                             $   20.55
                                                           =========
Total return*                                                  (2.81)%(a)
Ratio of net expenses to average net assets+                    4.20%**
Ratio of net investment loss to average net assets+            (1.98)%**
Portfolio turnover rate                                            6%
Net assets, end of period (in thousands)                   $       1
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                  4.56%**
  Net investment loss                                          (2.34)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                  4.19%**
  Net investment loss                                          (1.97)%**

 * Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) Not annualized.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Papp Stock Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp Stock Fund, Inc. Papp Stock Fund, Inc., transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 20, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Papp Stock Fund, Inc., on February 20, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is long-term growth.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date; Dividend and interest income is recorded on the accrual basis. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended December
    31, 2004 and 2003 were as follows:
--------------------------------------------------------------------------------

                                   2004             2003
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income             $   278,970      $         -
  Long-term capital gain       10,609,890        2,690,486
                              -----------      -----------
  Total                       $10,888,860      $ 2,690,486
                              ===========      ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis as of December 31, 2004.
--------------------------------------------------------------------------------

                                         2004
  Undistributed ordinary income     $     2,444
  Undistributed long-term gain           38,294
  Unrealized appreciation            24,360,486
                                    -----------
  Total                             $24,401,224
                                    ===========
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $1,190 in underwriting commissions on the sale of class A shares during the year ended December 31, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

    of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM and not the Fund, pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Prior to the reorganization, Papp Stock Fund, Inc. was advised by Papp, which received an annual fee equal to 1.0% of the Fund's net assets.

Through December 31, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25% of average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

December 31, 2004, $20,589 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

Since the Reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $6,612 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization Papp was the Transfer and Shareholder Servicing agent.

4. Distribution and Service Plans

Effective February 20, 2004, the Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $9,308 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 20, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $252 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $147 under such arrangements.

Pioneer Papp Stock Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the Shareowners of Pioneer Papp Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Papp Stock Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), (formerly Papp Stock Fund, Inc.) as of December 31, 2004 and the related statements of operations and changes in net assets, and the financial highlights, for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the two years in the period ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on this statement and those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated January 17, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Papp Stock Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

                                               /s/Ernst & Young

Boston, Massachusetts
February 18, 2005

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                POSITIONS HELD                        PRINCIPAL OCCUPATION DURING
NAME AND AGE    WITH THE TRUST  TERM OF OFFICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS HELD BY THIS TRUSTEE
John F. Cogan,  Chairman of the Serves until          Trustee and President Serves       Director of Harbor Global Company, Ltd.
Jr. (78)*       Board, Trustee  successor trustee     until retirement or removal;
                and President   is elected or         Deputy Chairman and a
                                earlier retirement    Director of Pioneer Global
                                or removal            Asset Management S.p.A.
                                                      ("PGAM"); Non-Executive
                                                      Chairman and a Director of
                                                      Pioneer Investment
                                                      Management USA Inc.
                                                      ("PIM-USA"); Chairman and a
                                                      Director of Pioneer;
                                                      Director of Pioneer
                                                      Alternative Investment
                                                      Management Limited (Dublin);
                                                      President and a Director of
                                                      Pioneer Alternative
                                                      Investment Management
                                                      (Bermuda) Limited and
                                                      affiliated funds; President
                                                      and Director of Pioneer
                                                      Funds Distributor, Inc.
                                                      ("PFD"); President of all of
                                                      the Pioneer Funds; and Of
                                                      Counsel (since 2000, partner
                                                      prior to 2000), Wilmer
                                                      Cutler Pickering Hale and
                                                      Dorr LLP (counsel to PIM-USA
                                                      and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood  Trustee and     Serves until           President and Chief           None
(52)**          Executive Vice  successor trustee is   Executive Officer, PIM-USA
                President       elected or earlier     since May 2003 (Director
                                retirement or removal  since January 2001);
                                                       President and Director of
                                                       Pioneer since May 2003;
                                                       Chairman and Director of
                                                       Pioneer Investment
                                                       Management Shareholder
                                                       Services, Inc. ("PIMSS")
                                                       since May 2003; Executive
                                                       Vice President of all of th
                                                       Pioneer Funds since June
                                                       2003; Executive Vice
                                                       President and Chief
                                                       Operating Officer of
                                                       PIM-USA, November 2000 to
                                                       May 2003; Executive Vice
                                                       President, Chief Financial
                                                       Officer and Treasurer, John
                                                       Hancock Advisers, L.L.C.,
                                                       Boston, MA, November 1999 t
                                                       November 2000; Senior Vice
                                                       President and Chief
                                                       Financial Officer, John
                                                       Hancock Advisers, L.L.C.,
                                                       April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                Positions Held                        Principal Occupation During     Other Directorships Held By
Name and Age    With the Fund   Term of Office        Past Five Years                 This Trustee
David R.        Trustee since   Serves until a        Senior Vice President and       Director of The Enterprise Social Investment
Bock** (61)     2005            successor trustee is  Chief Financial Officer,        Company (privately-held affordable housing
3050 K.                         elected or earlier    I-trax, Inc. (publicly traded   finance company); Director of New York
Street NW,                      retirement or         health care services            Mortgage Trust (publicly traded mortgage
Washington,                     removal.              company) (2001-present);        REIT)
DC 20007                                              Managing Partner, Federal
                                                      City Capital Advisors
                                                      (boutique merchant
                                                      bank)(1995-2000; 2002 to
                                                      2004); Executive Vice
                                                      President and Chief
                                                      Financial Officer, Pedestal
                                                      Inc. (internet-based
                                                      mortgage trading company)
                                                      (2000-2002)

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
 Mary K. Bush   Trustee since   Serves until          President, Bush International   Director of Brady Corporation (industrial
 (56) 3509      2000.           successor trustee is  (international financial        identification and specialty coated material
 Woodbine                       elected or earlier    advisory firm)                  products manufacturer), Millennium
 Street,                        retirement or removal                                 Chemicals, Inc. (commodity chemicals),
 Chevy Chase,                                                                         Mortgage Guaranty Insurance Corporation,
 MD 20815                                                                             and R.J. Reynolds Tobacco Holdings, Inc.
                                                                                      (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret        Trustee since   Serves until          Founding Director, The          None
B.W. Graham     2004.           successor trustee is  Winthrop Group, Inc.
(57) 1001                       elected or earlier    (consulting firm); Professor
Sherbrooke                      retirement or of      Management, Faculty of
Street West,                    removal               Management, McGill
Montreal,                                             University
Quebec,
Canada H3A
1G5
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                Positions Held                        Principal Occupation During     Other Directorships Held By
Name and Age    With the Fund   Term of Office        Past Five Years                 This Trustee
Marguerite      Trustee since   Serves until          President, and Chief Executive  Director of New American High Income Fund,
A. Piret        2004.           successor             Officer, Newbury, Piret &       Inc.(closed-end investment company)
(56) One                        trustee is            Company, Inc. (investment
Boston                          elected or            banking firm)
Place, 28th                     earlier
Floor,                          retirement
Boston, MA                      or removal
02108
------------------------------------------------------------------------------------------------------------------------------------
Stephen K.      Trustee since   Serves until          Senior Counsel, Sullivan &      Director, The Swiss Helvetia Fund, Inc.
West (76)       2004.           successor trustee     Cromwell (law firm)             (closed-end investment company) and AMVESCAP
125 Broad                       is elected or earlier                                 PLC (investment managers)
Street, New                     retirement or removal
York, NY
10004
------------------------------------------------------------------------------------------------------------------------------------
John            Trustee since   Serves until          President, John Winthrop & Co.,  None
Winthrop        September,      successor trustee     Inc.(private investment firm)
(68) One        2004.           is elected or earlier
North Adgers                    retirement or removal
Wharf,
Charleston,
SC 29401
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                Positions Held                              Principal Occupation During     Other Directorships Held By
Name and Age    With the Fund   Term of Office              Past Five Years                 This Trustee
Dorothy E.      Secretary       Serves at the discretion    Secretary of PIM-USA; Senior    None
Bourassa (57)                   of the Board                Vice President - Legal of
                                                            Pioneer; and Secretary/Clerk
                                                            of most of PIM-USA's
                                                            subsidiaries since October
                                                            2000; Secretary of all of the
                                                            Pioneer Funds since September
                                                            2003 (Assistant Secretary
                                                            from November 2000 to
                                                            September 2003); and Senior
                                                            Counsel, Assistant Vice
                                                            President and Director of
                                                            Compliance of PIM-USA from
                                                            April 1998 through October
                                                            2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.  Assistant       Serves at the discretion    Assistant Vice President and    None
 Kelley (40)    Secretary       of the Board                Senior Counsel of Pioneer
                                                            since July 2002; Vice
                                                            President and Senior Counsel
                                                            of BISYS Fund Services, Inc.
                                                            (April 2001 to June 2002);
                                                            Senior Vice President and
                                                            Deputy General Counsel of
                                                            Funds Distributor, Inc. (July
                                                            2000 to April 2001; Vice
                                                            President and Associate
                                                            General Counsel from July
                                                            1996 to July 2000); Assistant
                                                            Secretary of all Pioneer
                                                            Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C.        Assistant       Serves at the discretion    Partner, Wilmer Cutler          None
Phelan (47)     Secretary       of the Board                Pickering Hale and Dorr LLP;
                                                            Assistant Secretary of all
                                                            Pioneer Funds since September
                                                            2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent         Treasurer       Serves at the discretion    Vice President-Fund             None
Nave (59)                       of the Board                Accounting, Administration
                                                            and Custody Services of
                                                            Pioneer; and Treasurer of all
                                                            of the Pioneer Funds
                                                            (Assistant Treasurer from
                                                            June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                 POSITIONS HELD                             PRINCIPAL OCCUPATION
NAME AND AGE     WITH THE TRUST  TERM OF OFFICE             DURING PAST FIVE YEARS          OTHER DIRECTORSHIPS HELD BY THIS OFFICER
Mark E.          Assistant       Serves at the discretion   Deputy Treasurer of Pioneer     None
Bradley (45)     Treasurer       of the Board               since 2004; Treasurer and
                                                            Senior Vice President, CDC
                                                            IXIS Asset Management
                                                            Services from 2002 to 2003;
                                                            Assistant Treasurer and Vice
                                                            President, MFS Investment
                                                            Management from 1997 to 2002;
                                                            and Assistant Treasurer of
                                                            all of the Pioneer Funds
                                                            since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I.          Assistant       Serves at the discretion   Assistant Vice President -      None
Presutti (39)    Treasurer       of the Board               Fund Accounting,
                                                            Administration and Custody
                                                            Services of Pioneer; and
                                                            Assistant Treasurer of all of
                                                            the Pioneer Funds since
                                                            November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan    Assistant       Serves at the discretion   Fund Accounting Manager -       None
(46)             Treasurer       of the Board               Fund Accounting,
                                                            Administration and Custody
                                                            Services of Pioneer; and
                                                            Assistant Treasurer of
                                                            all of the Pioneer Funds since
                                                            May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim    Assistant       Serves at the discretion   Fund Administration Manager -   None
Sullivan (31)    Treasurer       of the Board               Fund Accounting,
                                                            Administration and Custody
                                                            Services since June 2003;
                                                            Assistant Vice President -
                                                            Mutual Fund Operations of
                                                            State Street Corporation from
                                                            June 2002 to June 2003
                                                            (formerly Deutsche Bank Asset
                                                            Management); Pioneer Fund
                                                            Accounting, Administration
                                                            and Custody Services (Fund
                                                            Accounting Manager from
                                                            August 1999 to May 2002, Fund
                                                            Accounting Services
                                                            Supervisor from 1997 to July
                                                            1999); Assistant Treasurer of
                                                            all Pioneer Funds since
                                                            September 2003
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                 POSITIONS HELD                             PRINCIPAL OCCUPATION
NAME AND AGE     WITH THE TRUST  TERM OF OFFICE             DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS HELD BY THIS OFFICER
Martin J. Wolin  Chief           Serves at the discretion   Chief Compliance Officer of    None
(37)             Compliance      of the Board               Pioneer (Director of
                 Officer                                    Compliance and Senior Counsel
                                                            from November 2000 to
                                                            September 2004); Vice
                                                            President and Associate
                                                            General Counsel of UAM Fund
                                                            Services, Inc. (mutual fund
                                                            administration company) from
                                                            February 1998 to November
                                                            2000; and Chief Compliance
                                                            Officer of all of the Pioneer
                                                            Funds.
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in
Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     Call us for:


     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     [LOGO]
                                     PIONEER
                             -----------------------
                                      PAPP
                               AMERICA-PACIFIC RIM
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

[LOGO]
PIONEER
Investments(R)

Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                        1
 Portfolio Summary                                            2
 Performance Update                                           3
 Comparing Ongoing Fund Expenses                              7
 Portfolio Management Discussion                              9
 Schedule of Investments                                     13
 Financial Statements                                        16
 Notes to Financial Statements                               24
 Report of Independent Registered Public Accounting Firm     30
 Trustees, Officers and Service Providers                    31
 Programs and Services for Pioneer Shareowners               38
 Retirement Plans from Pioneer                               40
 The Pioneer Family of Mutual Funds                          42

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

 Dear Shareowners,
--------------------------------------------------------------------------------
 After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year.
 Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

 Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

 A measured pace of growth seems in store for the U.S. economy, which generated
 2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

 New investment choices

 Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

 Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

 Sincerely,
 /s/Osbert M. Hood

 Osbert M. Hood
 President
 Pioneer Investment Management, Inc.

 Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT]

Depositary Receipts For International Stocks 4.7%
U.S Commmon Stocks 95.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT]

Energy 1.9%
Consumer Discretionary 8.6%
Consumer Staples  12.8%
Financials 13.6%
Industrials 14.1%
Health Care 20.5%
Information Technology 28.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

1. T. Rowe Price Associates, Inc. 4.94%   6. Molex, Inc.                  4.70%
2. Wm. Wrigley Jr. Co.            4.89    7. WPP Group Plc (A.D.R.)       4.70
3. State Street Corp.             4.77    8. Expeditors International of
                                             Washington, Inc.             4.69
4. Johnson & Johnson              4.76    9. Stryker Corp.                4.69
5. General Electric Co.           4.75   10. Emerson Electric Co.         4.64

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $15.97     $15.87

Distributions per Share   Income      Short-Term      Long-Term
(1/1/04 - 12/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0561     $    -          $   -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund at public offering price, compared to that of the Russell 1000 Growth Index.

         Average Annual Total Returns
          (As of December 31, 2004)
                  Net Asset    Public Offering
Period              Value        Price (POP)
 Life of Fund
 (3/14/97)        7.12%        6.32%
 5 Years         -2.39        -3.54
 1 Year           0.99        -4.89

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment
                          Russell
                           1000
                          Growth
 Date         Value       Index
3/97         $9,425      $10,000
             $11,730     $12,979
12/98        $15,052     $18,002
             $18,751     $23,971
12/00        $18,876     $18,595
             $16,158     $14,798
12/02        $12,866     $10,671
             $16,451     $13,846
12/04        $16,608     $14,719

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 21, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $15.93     $16.32

Distributions per Share   Income      Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund, compared to that of the Russell 1000 Growth Index.

     Average Annual Total Returns
      (As of December 31, 2004)
                     If          If
Period              Held      Redeemed
 Life of Fund
 (3/14/97)        6.33%       6.33%
 5 Years         -3.12       -3.12
 1 Year          -2.39       -3.25

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment
                           Russell
                            1000
                            Growth
Date           Value        Index
3/97         $10,000     $10,000
             $12,378     $12,979
12/98        $15,764     $18,002
             $19,491     $23,971
12/00        $19,474     $18,595
             $16,544     $14,798
12/02        $13,074     $10,671
             $16,592     $13,846
12/04        $16,632     $14,719

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 21, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $15.92     $16.32

Distributions per Share   Income      Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund compared to that of the Russell 1000 Growth Index.

     Average Annual Total Returns
      (As of December 31, 2004)
                     If          If
Period              Held      Redeemed
 Life of Fund
 (3/14/97)        6.32%       6.32%
 5 Years         -3.14       -3.14
 1 Year          -2.45        0.19

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT]

Value of a $10,000 Investment
                          Russell
                          1000
                          Growth
Date         Value        Index
3/97         $10,000     $10,000
             $12,378     $12,979
12/98        $15,764     $18,002
             $19,491     $23,971
12/00        $19,474     $18,595
             $16,544     $14,798
12/02        $13,074     $10,671
             $16,592     $13,846
12/04        $16,622     $14,719

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 21, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   2/21/04
                            $15.85     $16.32

Distributions per Share   Income      Short-Term      Long-Term
(2/21/04 - 12/31/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $    -          $    -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp America-Pacific Rim Fund at public offering price, compared to that of the Russell 1000 Growth Index.

     Average Annual Total Returns
      (As of December 31, 2004)
                     If          If
Period              Held      Redeemed
 Life of Fund
 (3/14/97)        6.50%       6.50%
 5 Years         -3.01       -3.01
 1 Year          -2.88       -0.25

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT]

Value of $10,000 Investment
                               Russell
                               1000
                               Growth
Date              Value        Index
3/31/1997         $10,000     $10,000
                  $12,402     $12,979
12/31/1998        $15,834     $18,002
                  $19,627     $23,971
12/31/2000        $19,659     $18,595
                  $16,744     $14,798
12/31/2002        $13,265     $10,671
                  $16,877     $13,846
12/31/2004        $16,839     $14,719

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Pacific Rim Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Pacific Rim Fund. Pioneer Papp America-Pacific Rim Fund was created through the reorganization of predecessor Papp funds on February 21, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6
2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Papp America-Pacific Rim Fund Based on actual returns from July 1, 2004 through December 31, 2004.

Share Class                           A              B              C             R
-------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $988.80
 On 7/1/04

 Ending Account Value             $  997.33      $  993.79      $  993.79      $988.80
 On 12/31/04

 Expenses Paid During Period*     $    6.24      $   13.36      $   13.37      $ 21.33

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.67%, 2.67% and 4.27%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                   (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Papp America-Pacific Rim Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

Share Class                           A              B              C              R
--------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On (7/1/04)

 Ending Account Value             $1,018.85      $1,014.68      $1,014.48      $1,010.86
 On (12/31/04)

 Expenses Paid During Period*     $    6.30      $   13.50      $   13.51      $   21.57

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.67%, 2.67% and 4.27%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

With stocks of small or lesser quality companies very much in favor in 2004, large-company growth stocks sat out the market's rally for much of the year. However, as Rosellen Papp, a member of the Fund's management team, discusses in the following interview, these out-of-favor, large-capitalization stocks have become quite attractive and may be poised for a turnaround in 2005.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: It was a difficult year for the Fund. Despite the positive fundamentals underlying the sound, well managed, large-company stocks in your portfolio, this sector of the equity market posted lackluster returns for 2004. Large-company stocks have been out of favor for several years now, outshined by their small- and mid-size counterparts, which tend to rally quickly in an improving economic environment, when investors typically are more willing to take on greater risk. In addition, growth stocks, such as those constituting your portfolio, trailed value stocks, which enjoyed a strong cyclical recovery in earnings in 2004 from distressed levels.

    On December 31, 2004, the Fund was made up of 28 large capitalization U.S. growth companies that derive at least 15% of their earnings or revenues from the Pacific Rim. This investment focus is advantageous, because our shareholders can participate in growth outside the United States without investing in foreign companies. Furthermore, since we buy companies with the intention of holding them for the long term, we try to keep the portfolio's turnover rate well below the industry average and hopefully minimize the tax consequences for our shareowners.

Q:  How did the Fund perform for the fiscal year?

A: For the 12 months ended December 31, 2004, the Fund's Class A shares returned 0.99%, at net asset value. In comparison, the Standard & Poor's 500 Index generated a return of 11.04%, and the Russell 1000 Growth Index posted a return of 6.30% for the same period. The Fund underperformed the 7.18% average return of the 652 large capitalization core funds tracked by Lipper Inc. (Lipper Inc. is an independent firm that measures mutual fund performance.)

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

    principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    The Fund's performance was disappointing but understandable given the investment mandate of the Fund. In addition to its large-company growth focus, the Fund's assets are concentrated in three broad business segments -- technology, financial services and health care. Unfortunately, none of these industries ranked among the better performing sectors for 2004.

Q: Could you talk more specifically about which companies hurt performance for the fiscal year?

A: Certainly. With the exception of Internet companies, technology stocks as a group were out of favor during the fiscal year. The Fund's investment in Intel did poorly in 2004 after doubling in price in 2003. Microsoft's stock price ended the year down a bit for the year. However, this growth company paid a special one-time income dividend of $3 per share last fall, which, when factored in, translated into a positive return for the stock for the year. This, in turn, caused the Fund to pay an income dividend to our shareowners -- the first time since 1997.

    Technology remains an area of considerable focus for your Fund, because it is driving dramatic cost structure reductions, improving productivity and increasing the standard of living around the globe. We think, after several years of restrained spending, existing technology is aging, and firms will begin to invest once again in new computers and software.

    With the world's population aging, we think the health care sector will be a natural beneficiary. However, pharmaceutical stocks took a hit last fall when Merck (not held by the Fund) pulled Vioxx from the market as a result of safety concerns about this blockbuster painkiller.

    We added to the Fund's investments in Johnson & Johnson (JNJ), which was a strong performer for the year but still represents, in our opinion, an attractive buying opportunity. JNJ is a diversified health care company that provides medical devices in addition to its pharmaceutical products.

    With the "baby boomers" in their peak saving years, preparing for college costs and retirement, we expect financial services stocks

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    to perform well over time. However, the trend to higher interest rates took a toll on this group during the reporting period, depressing stock prices of financial services companies. We think the Fund's financial holdings were unjustly targeted, especially State Street, which provides custodial services to mutual fund money managers worldwide. State Street's stock rallied strongly during the fourth quarter of 2004.

Q:  Could you mention a couple of investments that helped performance?

A: Expeditors International of Washington, is an international airfreight forwarding company that is profiting from increased trade volume between Asia and the rest of the globe. This company experienced strong revenue growth in 2004 due in large part to its China-to-Europe and China-to-United States trade routes.

    Chevron is one of the largest crude oil and liquified natural gas (LNG) producers in the Asian Rim, and its stock has appreciated nicely since we purchased it in May. In 2003, shortly after being granted drilling and production rights in Australia, Chevron picked up a contract to drill for LNG off Mainland China. Not only did China National Offshore Oil purchase significant volume from the gas field, but it also purchased an equity stake in the leasehold deal. Chevron's arrangement with China represents one of the largest LNG transactions in the history of the industry. Given the staggering demand for energy in China, which is the second largest oil importer in the world, we think Chevron offers a low risk approach to investing in the energy sector.

Q:  What is your outlook for 2005?

A: Small-capitalization companies completed their sixth straight year of strong returns in 2004. Likewise, value stocks have enjoyed robust performance for the past few years. After such strong performance, many market observers believe that the overlooked, large-capitalization growth companies may be poised for a rally. Large-company technology and pharmaceutical stocks, which floundered in 2004, may offer some of the most compelling investment opportunities in 2005.

    It's always hard to stick by stocks that have lagged the market, but we believe the companies making up your portfolio are of the

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

    highest quality and have what it takes to go the distance. Needless to say, it'll be critical to be invested in such underappreciated stocks when the market finally turns in their favor, and a recovery begins in earnest.


Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

 Shares                                                            Value
            COMMON STOCKS - 97.9%
            Energy - 1.9%
            Integrated Oil & Gas - 1.9%
  8,400     ChevronTexaco Corp.                              $   441,084
                                                             -----------
            Total Energy                                     $   441,084
                                                             -----------
            Capital Goods - 9.2%
            Electrical Components & Equipment - 9.2%
 15,000     Emerson Electric Co.                             $ 1,051,500
 29,500     General Electric Co.                               1,076,750
                                                             -----------
                                                             $ 2,128,250
                                                             -----------
            Total Capital Goods                              $ 2,128,250
                                                             -----------
            Transportation - 4.6%
            Air Freight & Couriers - 4.6%
 19,000     Expeditors International of Washington, Inc.     $ 1,061,720
                                                             -----------
            Total Transportation                             $ 1,061,720
                                                             -----------
            Media - 4.6%
            Advertising - 4.6%
 19,500     WPP Group Plc (A.D.R.)                           $ 1,065,675
                                                             -----------
            Total Media                                      $ 1,065,675
                                                             -----------
            Retailing - 3.8%
            Specialty Stores - 3.8%
 27,500     Tiffany & Co.                                    $   879,175
                                                             -----------
            Total Retailing                                  $   879,175
                                                             -----------
            Food & Drug Retailing - 4.8%
            Food Retail - 4.8%
 16,000     Wm. Wrigley Jr. Co.                              $ 1,107,040
                                                             -----------
            Total Food & Drug Retailing                      $ 1,107,040
                                                             -----------
            Household & Personal Products - 7.7%
            Household Products - 7.7%
 17,000     Colgate-Palmolive Co.                            $   869,720
 20,000     Estee Lauder Co.                                     915,400
                                                             -----------
                                                             $ 1,785,120
                                                             -----------
            Total Household & Personal Products              $ 1,785,120
                                                             -----------
            Health Care Equipment & Services - 16.9%
            Health Care Distributors - 4.7%
 17,000     Johnson & Johnson                                $ 1,078,140
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                  (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
             Health Care Equipment - 9.0%
  20,500     Medtronic, Inc.                            $ 1,018,235
  22,000     Stryker Corp.                                1,061,500
                                                        -----------
                                                        $ 2,079,735
                                                        -----------
             Health Care Services - 3.2%
  32,000     IMS Health, Inc.                           $   742,720
                                                        -----------
             Total Health Care Equipment & Services     $ 3,900,595
                                                        -----------
             Pharmaceuticals & Biotechnology - 3.2%
             Pharmaceuticals - 3.2%
  27,500     Pfizer, Inc.                               $   739,475
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $   739,475
                                                        -----------
             Diversified Financials - 9.5%
             Asset Management & Custody Banks - 9.5%
  22,000     State Street Corp.                         $ 1,080,640
  18,000     T. Rowe Price Associates, Inc.               1,119,600
                                                        -----------
                                                        $ 2,200,240
                                                        -----------
             Total Diversified Financials               $ 2,200,240
                                                        -----------
             Insurance - 3.8%
             Multi-Line Insurance - 3.8%
  13,500     American International Group, Inc.         $   886,545
                                                        -----------
             Total Insurance                            $   886,545
                                                        -----------
             Software & Services - 4.0%
             Application Software - 4.0%
  35,000     Microsoft Corp.                            $   934,850
                                                        -----------
             Total Software & Services                  $   934,850
                                                        -----------
             Technology Hardware & Equipment - 14.1%
             Communications Equipment - 1.8%
  21,000     Cisco Systems, Inc.*                       $   405,300
                                                        -----------
             Computer Hardware - 4.0%
   9,400     Hewlett-Packard Co.                        $   197,118
   7,500     IBM Corp.                                      739,350
                                                        -----------
                                                        $   936,468
                                                        -----------
             Computer Storage & Peripherals - 1.3%
  20,500     EMC Corp.*                                 $   304,835
                                                        -----------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                        Value
             Electronic Manufacturing Services - 7.0%
  40,000     Molex, Inc.                                 $ 1,066,000
  20,500     National Instruments Corp.                      558,625
                                                         -----------
                                                         $ 1,624,625
                                                         -----------
             Total Technology Hardware & Equipment       $ 3,271,228
                                                         -----------
             Semiconductors - 9.8%
             Semiconductor Equipment - 1.8%
  23,400     Applied Materials, Inc.*                    $   400,140
                                                         -----------
             Semiconductors - 8.0%
  34,500     Intel Corp.                                 $   806,955
  14,000     Linear Technology Corp.                         542,640
  19,000     Microchip Technology                            506,540
                                                         -----------
                                                         $ 1,856,135
                                                         -----------
             Total Semiconductors                        $ 2,256,275
                                                         -----------
             TOTAL COMMON STOCKS
             (Cost $18,704,654)                          $22,657,272
                                                         -----------
             TOTAL INVESTMENTS IN SECURITIES - 97.9%
             (Cost $18,704,654) (a)                      $22,657,272
                                                         -----------
             OTHER ASSETS AND LIABILITIES - 2.1%         $   475,434
                                                         -----------
             TOTAL NET ASSETS - 100.0%                   $23,132,706
                                                         ===========

(A.D.R.) American Depositary Receipt

   * Non-income producing security

 (a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $18,704,654 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                        $4,748,810
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                          (796,192)
                                                                     ----------
    Net unrealized gain                                              $3,952,618
                                                                     ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $12,267,904 and $1,921,698, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $18,704,654)             $22,657,272
  Cash                                                        562,377
  Receivables -
   Fund shares sold                                            29,263
   Dividends and interest                                      20,252
   Due from Pioneer Investment Management, Inc.                 1,984
  Other                                                         1,718
                                                          -----------
     Total assets                                         $23,272,866
                                                          -----------
LIABILITIES:
  Payables -                                                   68,351
   Fund shares repurchased
  Due to affiliates                                            11,907
  Accrued expenses                                             59,902
                                                          -----------
     Total liabilities                                    $   140,160
                                                          -----------
NET ASSETS:
  Paid-in capital                                         $19,676,671
  Undistributed net investment income                           3,328
  Accumulated net realized loss on investments               (499,911)
  Net unrealized gain on investments                        3,952,618
                                                          -----------
     Total net assets                                     $23,132,706
                                                          ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $19,042,290/1,192,139 shares)         $     15.97
                                                          ===========
  Class B (based on $1,176,587/73,866 shares)             $     15.93
                                                          ===========
  Class C (based on $2,905,388/182,514 shares)            $     15.92
                                                          ===========
  Class R (based on $8,441/532.55 shares)                 $     15.85
                                                          ===========
MAXIMUM OFFERING PRICE:
  Class A ($15.97 [divided by] 94.25%)                    $     16.94
                                                          ===========

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,427)       $305,684
  Interest                                                     4,429
                                                            --------
     Total investment income                                            $310,113
                                                                        --------
EXPENSES:
  Management fees                                           $138,488
  Transfer agent fees and expenses
   Class A                                                    23,986
   Class B                                                     1,809
   Class C                                                     3,698
   Class R                                                        42
  Distribution fees
   Class A                                                    35,376
   Class B                                                     7,374
   Class C                                                    12,424
   Class R                                                        13
  Administrative reimbursements                               15,417
  Custodian fees                                              13,141
  Registration fees                                           76,767
  Professional fees                                           52,575
  Printing expense                                            25,339
  Fees and expenses of nonaffiliated trustees                  5,907
  Miscellaneous                                                3,201
                                                            --------
     Total expenses                                                     $415,557
                                                                        --------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Manage-
       ment, Inc.                                                       (175,203)
     Less fees paid indirectly                                              (132)
                                                                        --------
     Net expenses                                                       $240,222
                                                                        --------
       Net investment income                                            $ 69,891
                                                                        --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $ 14,361
  Change in net unrealized gain on investments                           195,503
                                                                        --------
   Net gain on investments                                              $209,864
                                                                        --------
   Net increase in net assets resulting from operations                 $279,755
                                                                        ========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                                         Year Ended       Year Ended
                                                          12/31/04         12/31/03
FROM OPERATIONS:
Net investment income (loss)                           $    69,891       $   (22,174)
Net realized gain on investments                            14,361           172,194
Change in net unrealized gain on investments               195,503         2,521,739
                                                       -----------       -----------
  Net increase in net assets resulting from operations $   279,755       $ 2,671,759
                                                       -----------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
Class A ($0.06 and $0.00 per share, respectively)      $   (66,563)                -
                                                       -----------       -----------
   Total distributions to shareowners                  $   (66,563)                -
                                                       -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $15,153,340       $ 1,711,228
Reinvestment of distributions                               54,060                 -
Cost of shares repurchased                              (4,509,754)       (3,269,175)
                                                       -----------       -----------
  Net increase in net assets resulting from
   Fund share transactions                             $10,697,646       $(1,557,947)
                                                       -----------       -----------
  Net increase in net assets                           $10,910,838       $ 1,113,812
NET ASSETS:
Beginning of year                                       12,221,868        11,108,056
                                                       -----------       -----------
End of year (including undistributed net investment
  income of $3,328 and $0, respectively)               $23,132,706       $12,221,868
                                                       ===========       ===========

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and the 12/31/03

                                   '04 Shares     '04 Amount      '03 Shares      '03 Amount
CLASS A
Shares sold                          684,917     $10,774,867         121,039     $ 1,711,228
Reinvestment of distributions          3,402          54,060
Less shares repurchased             (266,540)     (4,130,634)       (247,909)     (3,269,175)
                                    --------     -----------        --------     -----------
  Net increase (decrease)            421,779     $ 6,698,293        (126,870)    $(1,557,947)
                                    ========     ===========        ========     ===========
CLASS B
Shares sold                           85,039     $ 1,326,121
Reinvestment of distributions
Less shares repurchased              (11,173)       (171,707)
                                    --------     -----------
  Net increase                        73,866     $ 1,154,414
                                    ========     ===========
CLASS C
Shares sold                          196,007     $ 3,043,674
Reinvestment of distributions
Less shares repurchased              (13,493)       (206,837)
                                    --------     -----------
  Net increase                       182,514     $ 2,836,837
                                    ========     ===========
CLASS R
Shares sold                              570     $     8,678
Reinvestment of distributions
Less shares repurchased                  (38)           (576)
                                    --------     -----------
  Net increase                           532     $     8,102
                                    ========     ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                           12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                             $ 15.87       $ 12.38      $  15.51     $  18.07     $ 19.44
                                                                 -------       -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.06       $ (0.11)     $  (0.08)    $  (0.08)    $ (0.09)
 Net realized and unrealized gain (loss) on investments             0.10          3.60         (3.05)       (2.44)       0.53
                                                                 -------       -------      --------     --------     -------
   Net increase (decrease) from investment operations            $  0.16       $  3.49      $  (3.13)    $  (2.52)    $  0.44
Distributions to shareowners:
 Net investment income                                             (0.06)
 Net realized gain                                                     -             -             -        (0.04)      (1.81)
                                                                 -------       -------      --------     --------     -------
Net increase (decrease) in net asset value                       $  0.10       $  3.49      $  (3.13)    $  (2.56)    $ (1.37)
                                                                 -------       -------      --------     --------     -------
Net asset value, end of period                                   $ 15.97       $ 15.87      $  12.38     $  15.51     $ 18.07
                                                                 =======       =======      ========     ========     =======
Total return*                                                       0.99%**      28.19%       (20.18)%     (13.94)%      0.90%
Ratio of net expenses to average net assets+                        1.25%         1.25%         1.25%        1.25%       1.25%
Ratio of net investment income (loss) to average net assets+        0.43%        (0.20)%       (0.38)%      (0.49)%     (0.62)%
Portfolio turnover rate                                               11%           15%            8%           7%         28%
Net assets, end of period (in thousands)                         $19,042       $12,222      $ 11,108     $ 14,651     $17,637
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.22%         1.56%         1.52%        1.40%       1.32%
 Net investment loss                                               (0.54)%       (0.51)%       (0.65)%      (0.64)%     (0.69)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.25%         1.25%         1.25%        1.25%       1.25%
 Net investment income (loss)                                       0.43%        (0.20)%       (0.38)%      (0.49)%     (0.62)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
 + Ratios with no reduction for fees paid indirectly.
** Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/21/04 to
                                                                     12/31/04
CLASS B
Net asset value, beginning of period                               $   16.32
                                                                   ---------
Decrease from investment operations:
  Net investment loss                                              $   (0.01)
  Net realized and unrealized loss on investments                      (0.38)
                                                                   ---------
     Net decrease from investment operations                       $   (0.39)
                                                                   ---------
Net decrease in net asset value                                    $   (0.39)
                                                                   ---------
Net asset value, end of period                                     $   15.93
                                                                   =========
Total return*                                                          (2.39)%(a)
Ratio of net expenses to average net assets+                            2.08%**
Ratio of net investment loss to average net assets+                    (0.07)%**
Portfolio turnover rate                                                   11%
Net assets, end of period (in thousands)                           $   1,177
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          3.14%**
  Net investment loss                                                  (1.14)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.08%**
  Net investment loss                                                  (0.07)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/21/04 to
                                                                     12/31/04
CLASS C
Net asset value, beginning of period                               $   16.32
                                                                   ---------
Decrease from investment operations:
  Net investment income                                            $    0.01
  Net realized and unrealized loss on investments                      (0.41)
                                                                   ---------
     Net decrease from investment operations                       $   (0.40)
                                                                   ---------
Net decrease in net asset value                                    $   (0.40)
                                                                   ---------
Net asset value, end of period                                     $   15.92
                                                                   ---------
Total return*                                                          (2.45)%(a)
Ratio of net expenses to average net assets+                            2.12%**
Ratio of net investment income to average net assets+                   0.14%**
Portfolio turnover rate                                                   11%
Net assets, end of period (in thousands)                           $   2,905
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          3.16%**
  Net investment loss                                                  (0.89)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.12%**
  Net investment income                                                 0.14%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Papp America-Pacific Rim Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/21/04 to
                                                                     12/31/04
CLASS R
Net asset value, beginning of period                               $   16.32
                                                                   ---------
Decrease from investment operations:
  Net investment loss                                              $   (0.03)
  Net realized and unrealized loss on investments                      (0.44)
                                                                   ---------
     Net increase from investment operations                       $   (0.47)
                                                                   ---------
Net decrease in net asset value                                    $   (0.47)
                                                                   ---------
Net asset value, end of period                                     $   15.85
                                                                   =========
Total return*                                                          (2.88)%(a)
Ratio of net expenses to average net assets+                            2.84%**
Ratio of net investment loss to average net assets+                    (0.51)%**
Portfolio turnover rate                                                   11%
Net assets, end of period (in thousands)                           $       8
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          3.86%**
  Net investment loss                                                  (1.53)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.84%**
  Net investment loss                                                  (0.51)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.Organization and Significant Accounting Policies

Pioneer Papp America Pacific Rim Fund (the Fund), is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Pacific Rim Fund, Inc. Papp America-Pacific Rim Fund transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio on February 20, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Papp America-Pacific Rim Fund on February 20, 2004). The Fund had no assets or liabilities prior to the reorganization, Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term growth by investing in a diversified portfolio of securities consisting primarily of common stocks of companies that have substantial international activities particularly in the Pacific Rim nations.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2004, the Fund had a net capital loss carryforward of $499,911 of which $85,274 will expire in 2009 and $414,637 will expire in 2010, if not utilized.

There were no distributions paid during the fiscal year ended December 31, 2003. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                        2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                               $66,563
   Long-term capital gain                              -
                                                 -------
   Total                                         $66,563
                                                 =======

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                    $3,328
  Capital loss carryforward                      (499,911)
  Unrealized appreciation                       3,952,618
                                               ----------
  Total                                        $3,456,035
                                               ----------
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $16,067 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. (see Note 4) Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, and Class R shares bear different transfer agent and distribution fees.

2.  Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Prior to the reorganization, Papp America Pacific Rim Fund, Inc. was advised by Papp, which received an annual fee equal to 1.0% of the Fund's net assets.

Through December 31, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25% of average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On December 31, 2004, $1,542 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent
Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,828 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the Reorganization Papp was the Transfer and Shareholder Servicing agent.

4. Distribution and Service Plans
Effective February 20, 2004 the Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $7,537 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 20, 2004, a CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Effective December 1, 2004, Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R Shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $1,956 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $132 under such arrangements.

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the Shareowners of Pioneer Papp America-Pacific Rim Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Papp America-Pacific Rim Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), (formerly Papp America Pacific Rim Fund, Inc.) as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights, for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the two years in the period ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on this statement and those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated January 17, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Papp-America Pacific Rim Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer America-Pacific Rim Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer America-Pacific Rim Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------



Name and Age          With the Fund       Term of Office     Principal Occupation During Past Five       Other Directorships Held by
John F. Cogan, Jr.    Chairman of the     Serves until       Years Trustee and President Serves until    this Trustee Director of
(78)*                 Board,              successor          Harbor Deputy Chairman and a Director of    Global Company, Ltd.
                      Trustee and         trustee is         Pioneer Global Asset Management S.p.A.
                      President           elected or         ("PGAM"); Non-Executive Chairman and a
                                          earlier            Director of Pioneer Investment
                                          retirement or      Management USA Inc. ("PIM-USA");
                                          removal            Chairman and a Director of Pioneer;
                                                             Director of Pioneer Alternative
                                                             Investment Management Limited (Dublin);
                                                             President and a Director of Pioneer
                                                             Alternative Investment Management
                                                             (Bermuda) Limited and af?liated funds;
                                                             President and Director of Pioneer Funds
                                                             Distributor, Inc. ("PFD"); President of
                                                             all of the Pioneer Funds; and Of Counsel
                                                             (since 2000, partner prior to 2000),
                                                             Wilmer Cutler Pickering Hale and Dorr
                                                             LLP (counsel to PIM-USA and the Pioneer
                                                             Funds)
**Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**   Trustee and        Serves until       President and Chief                None
                        Executive Vice     successor trustee  Executive Officer,
                        President          is elected or      PIM-USA since May 2003
                                           earlier retirement (Director since January
                                           or removal         2001); President and
                                                              Director of Pioneer since
                                                              May 2003; Chairman and
                                                              Director of Pioneer
                                                              Investment Management
                                                              Shareholder Services, Inc.
                                                              ("PIMSS") since May 2003;
                                                              Executive Vice President of
                                                              all of the Pioneer Funds
                                                              since June 2003; Executive
                                                              Vice President and Chief
                                                              Operating Officer of PIM-USA,
                                                              November 2000 to May 2003;
                                                              Executive Vice President,
                                                              Chief Financial Officer and
                                                              Treasurer, John Hancock
                                                              Advisers, L.L.C., Boston,
                                                              MA, November 1999 to
                                                              November 2000; Senior Vice
                                                              President and Chief
                                                              Financial Officer, John
                                                              Hancock Advisers, L.L.C.,
                                                              April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------

Pioneer America-Pacific Rim Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Other
                      Positions Held                                                                         Directorships
Name and Age          With the Fund     Term of Office         Principal Occupation During Past Five Years   Held by  this Trustee
David R. Bock **(61)  Trustee since     Since 2005. Serves     Senior Vice President and Chief Financial     Director of The
3050 K. Street NW,    2005              until a successor      Officer, I-trax, Inc. (publicly traded health Enterprise Social
Washington, DC 20007                    trustee is elected     care services company) (2001-present);        Investment
                                        or earlier             Managing Partner, Federal City Capital        Company
                                        retirement or          Advisors (boutique merchant bank)             (privately-held
                                        removal.               (1995-2000; 2002 to 2004); Executive Vice     affordable
                                                               President and Chief Financial Officer,        housing finance
                                                               Pedestal Inc. (internet-based mortgage        company);
                                                               trading company) (2000-2002)                  Director of New
                                                                                                             York Mortgage
                                                                                                             Trust (publicly
                                                                                                             traded mortgage
                                                                                                             REIT)
** Mr. Bock became a Trustee of the Trust on January 1, 2005.
---------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)     Trustee since     Serves until           President, Bush                              Director of Brady
3509 Woodbine Street, 2004.           successor trustee      International                         Corporation (industrial
Chevy Chase, MD 20815                   is elected or          (financial advisory                           identification and
                                        earlier                firm)                                         specialty coated
                                        retirement or                                                        material products
                                        removal                                                              manufacturer),
                                                                                                             Millennium
                                                                                                             Chemicals, Inc.
                                                                                                             (commodity
                                                                                                             chemicals), Mortgag
                                                                                                             Guaranty Insurance
                                                                                                             Corporation, and
                                                                                                             R.J. Reynolds
                                                                                                             Tobacco Holdings,
                                                                                                             Inc. (tobacco)

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
 Margaret B.W.        Trustee since     Serves until           Founding Director, The                          None
 Graham(57) 1001      2004.             successor trustee      Winthrop Group, Inc.
 Sherbrooke Street                      is elected or earlier  (consulting firm); Professor
 West, Montreal,                        retirement or removal  of Management, Faculty of
 Quebec, Canada H3A                                            Management,McGill University
 1G5
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America-Pacific Rim Fund
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held                                      Principal Occupation       Other Directorships Held
Name and Age                With the Fund             Term Of Office            During Past Five Years     by this Trustee
Marguerite A. Piret the Fund       Serves until          President,      Director of New
(56) One Boston        Trustee since 2004.       successor trustee is      Chief Executive            America High Income
Place, 28th Floor,                                 elected or earlier        Officer, Newbury,          Fund, Inc.
Boston, MA 02108                                   retirement or             Piret & Company,           (closed-end
                                                      removal                   Inc. (investment           investment company)
                                                                                banking firm)


-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)        Trustee since 2004.       Serves until              Senior Counsel,             Director, The Swiss
125 Broad Street,                                     successor trustee is      Sullivan & Cromwell         Helvetia Fund, Inc.
New York, NY 10004                                    elected or earlier        (law firm)                  (closed-end
                                                      retirement or removal                                 investment company)
                                                                                                            and AMVESCAP PLC
                                                                                                 (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)          Trustee since 2004.       Serves until              President, John             None
One North Adgers                                      successor trustee is      Winthrop & Co., Inc.
Wharf, Charleston,                                    elected or earlier        (private investment firm)
SC 29401                                              retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America-Pacific Rim Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held                                      Principal Occupation       Other Directorships Held
Name and Age                With the Fund           Term Of Office              During Past Five Years     by this Officer
Dorothy E. Bourassa (57)    Secretary               Serves at the               Secretary of               None
                                                    discretion of the           PIM-USA; Senior Vice
                                                    Board                       President- Legal of
                                                                                Pioneer; and
                                                                                Secretary/Clerk of
                                                                                most of PIM-USA's
                                                                                subsidiaries since
                                                                                October 2000;
                                                                                Secretary of all of
                                                                                the Pioneer Funds
                                                                                since February 2004
                                                                                (Assistant Secretary
                                                                                from November 2000
                                                                                to September 2003);
                                                                                and Senior Counsel,
                                                                                Assistant Vice
                                                                                President and
                                                                                Director of
                                                                                Compliance of
                                                                                PIM-USA from April
                                                                                1998 through October
                                                                                2000

---------------------------------------------------------------------------------------------------------------------------------
Christopher J.              Assistant Secretary     Serves at the               Assistant Vice              None
Kelley (40)                                         discretion of the           President and Senior
                                                    Board                       Counsel of Pioneer
                                                                                since July 2002;
                                                                                Vice President and
                                                                                Senior Counsel of
                                                                                BISYS Fund Services,
                                                                                Inc. (April 2001 to
                                                                                June 2002); Senior
                                                                                Vice President and
                                                                                Deputy General
                                                                                Counsel of Funds
                                                                                Distributor, Inc.
                                                                                (July 2000 to April
                                                                                2001; Vice President
                                                                                and Associate
                                                                                General Counsel from
                                                                                July 1996 to July
                                                                                2000); Assistant
                                                                                Secretary of all
                                                                                Pioneer Funds since
                                                                                February 2004
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)        Assistant Secretary     Serves at the               Partner, Wilmer             None
                                                    discretion of the           Cutler Pickering
                                                    Board                       Hale and Dorr LLP;
                                                                                Assistant Secretary
                                                                                of all Pioneer Funds
                                                                                since February 2004
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)           Treasurer               Serves at the               Vice President-Fund         None
                                                    discretion of the           Accounting,
                                                    Board                       Administration and
                                                                                Custody Services of
                                                                                Pioneer; and
                                                                                Treasurer of all of
                                                                                the Pioneer Funds
                                                                                (Assistant Treasurer
                                                                                from June 1999 to
                                                                                November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America-Pacific Rim Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held                                      Principal Occupation       Other Directorships Held
Name and Age                With the Fund           Term Of Office              During Past Five Years     by this Officer
Mark E. Bradley (45)        Assistant               Serves at the               Deputy                     None
                            Treasurer               discretion of the           Treasurer of Pioneer
                                                    Board                       since 2004;
                                                                                Treasurer and Senior
                                                                                Vice President, CDC
                                                                                IXIS Asset
                                                                                Management Services
                                                                                from 2002 to 2003;
                                                                                Assistant Treasurer
                                                                                and Vice President,
                                                                                MFS Investment
                                                                                Management from 1997
                                                                                to 2002; and
                                                                                Assistant Treasurer
                                                                                of all of the
                                                                                Pioneer Funds since
                                                                                November 2004

-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)  Assistant Treasurer          Serves at the               Assistant Vice              None
                                                    discretion of the           President-Fund
                                                    Board                       Accounting,
                                                                                Administration and
                                                                                Custody Services of
                                                                                Pioneer; and
                                                                                Assistant Treasurer
                                                                                of all of the
                                                                                Pioneer Funds since
                                                                                November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)   Assistant Treasurer            Serves at the               Fund Accounting             None
                                                    discretion of the           Manager-Fund
                                                    Board                       Accounting,
                                                                                Administration and
                                                                                Custody Services of
                                                                                Pioneer; and
                                                                                Assistant Treasurer
                                                                                of all of the
                                                                                Pioneer Funds since
                                                                                May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)  Assistant Treasurer    Serves at the               Fund Administration        None
                                                    discretion of the           Manager-Fund
                                                    Board                       Accounting,
                                                                                Administration and
                                                                                Custody Services
                                                                                since June 2003;
                                                                                Assistant Vice
                                                                                President-Mutual
                                                                                Fund Operations of
                                                                                State Street
                                                                                Corporation from
                                                                                June 2002 to June
                                                                                2003 (formerly
                                                                                Deutsche Bank Asset
                                                                                Management); Pioneer
                                                                                Fund Accounting,
                                                                                Administration and
                                                                                Custody Services
                                                                                (Fund Accounting
                                                                                Manager from August
                                                                                1999 to May 2002,
                                                                                Fund Accounting
                                                                                Services Supervisor
                                                                                from 1997 to July
                                                                                1999); Assistant
                                                                                Treasurer of all
                                                                                Pioneer Funds since
                                                                                September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America-Pacific Rim Fund
-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                            Positions Held                                      Principal Occupation       Other Directorships Held
Name and Age                With the Fund           Term Of Office              During Past Five Years     by this Officer
Martin J. Wolin (37)        Chief                   Serves at the               Chief Compliance Officer   None
                            Compliance Officer      discretion of the           of Pioneer (Director
                                                    Board                       of Compliance and
                                                                                Senior Counsel from
                                                                                November 2000 to
                                                                                September 2004);
                                                                                Vice President and
                                                                                Associate General
                                                                                Counsel of UAM Fund
                                                                                Services, Inc.
                                                                                (mutual fund
                                                                                administration
                                                                                company) from
                                                                                February 1998 to
                                                                                November 2000; and
                                                                                Chief Compliance
                                                                                Officer of all of
                                                                                the Pioneer Funds.


-----------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge -- within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10.500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

o Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Cullen Value Fund
      Pioneer Equity Income Fund
      Pioneer Equity Opportunity Fund
      Pioneer Growth Opportunities Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
       Growth Fund
      Pioneer Oak Ridge Small Cap
       Growth Fund
      Pioneer Papp America-Pacific
       Rim Fund
      Pioneer Papp Small and
       Mid Cap Growth Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
       Growth Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      Asset Allocation
      Pioneer Ibbotson Moderate
       Allocation Fund
      Pioneer Ibbotson Growth
       Allocation Fund
      Pioneer Ibbotson Aggressive
       Allocation Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer California Tax Free
       Income Fund
      Pioneer Global High Yield Fund
      Pioneer High Yield Fund
      Pioneer Municipal Bond Fund
      Pioneer Short Term Income Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund

      Money Market
      Pioneer Cash Reserves Fund*
      Pioneer Tax Free Money Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                     Notes

                                     Notes

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commissions's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




                                    PIONEER
                             -----------------------
                                      PAPP
                                    STRATEGIC
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                        1
 Portfolio Summary                                            2
 Performance Update                                           3
 Comparing Ongoing Fund Expenses                              7
 Portfolio Management Discussion                              9
 Schedule of Investments                                     13
 Financial Statements                                        16
 Notes to Financial Statements                               24
 Report of Independent Registered Public Accounting Firm     30
 Trustees, Officers and Service Providers                    31
 Retirement Plans from Pioneer                               38
 Programs and Services for Pioneer Shareowners               40
 Pioneer Family of Funds                                     42

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Sincerely,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks      100.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology          32.8%
Health Care                     21.7%
Industrials                     18.5%
Financials                      17.4%
Consumer Discretionary           5.8%
Consumer Staples                 3.1%
Energy                           0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.    State Street Corp.            10.79%    6.    General Electric Co.    7.30%
  2.    Expeditors International of             7.    American International
        Washington, Inc.              10.31           Group, Inc.             6.65
  3.    Johnson & Johnson             10.06     8.    Omnicom Group           5.76
  4.    Intel Corp.                    9.76     9.    Medtronic, Inc.         4.36
  5.    Microsoft Corp.                9.58    10.    Eli Lilly & Co.         3.91

*This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   12/31/03
                 $16.05     $19.85

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.165       $  -            $3.5393

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years      8.14%          7.51%
 5 Years      -6.80          -7.90
 1 Year       -0.48          -6.24
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                               Pioneer Papp
             Russell 1000        Strategic
             Growth Index       Growth Fund
             ------------      ------------
12/94          $10,000           $ 9,425
                13,719            12,880
12/96           16,890            16,180
                22,038            20,879
12/98           30,567            25,787
                40,702            29,329
12/00           31,574            26,739
                25,127            22,427
12/02           18,119            16,774
                23,511            20,727
12/04           24,993            20,621

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge, All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   2/21/04
                 $16.00     $19.87


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/21/04 - 12/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $3.5393

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                If          If
Period         Held      Redeemed
 10 Years       7.29%      7.29%
 5 Years       -7.59      -7.59
 1 Year        -1.71      -4.93
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                               Pioneer Papp
             Russell 1000        Strategic
             Growth Index       Growth Fund
             ------------      ------------
12/94         $10,000            $10,000
               13,719             13,569
12/96          16,890             16,916
               22,038             21,665
12/98          30,567             26,556
               40,702             29,977
12/00          31,574             27,125
               25,127             22,578
12/02          18,119             16,760
               23,511             20,554
12/04          24,993             20,206

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   2/21/04
                 $15.94     $19.87


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/21/04 - 12/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $3.5393

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                If           If
Period         Held       Redeemed
 10 Years      7.25%        7.25%
 5 Years      -7.64        -7.64
 1 Year       -2.02        -2.02
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                               Pioneer Papp
             Russell 1000        Strategic
             Growth Index       Growth Fund
             ------------      ------------
12/94         $10,000            $10,000
               13,719             13,569
12/96          16,890             16,916
               22,038             21,665
12/98          30,567             26,556
               40,702             29,977
12/00          31,574             27,125
               25,127             22,578
12/02          18,119             16,760
               23,511             20,554
12/04          24,993             20,144

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America-Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004. Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        12/31/04   2/21/04
                 $15.60     $19.87


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/21/04 - 12/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $3.5393

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Strategic Growth Fund, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                If           If
Period         Held       Redeemed
 10 Years      7.31%        7.31%
 5 Years      -7.78        -7.78
 1 Year       -3.69        -3.69
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                               Pioneer Papp
             Russell 1000        Strategic
             Growth Index       Growth Fund
             ------------      ------------
12/94         $10,000            $10,000
               13,719             13,603
12/96          16,890             17,002
               22,038             21,830
12/98          30,567             26,826
               40,702             30,358
12/00          31,574             27,539
               25,127             22,981
12/02          18,119             17,102
               23,511             21,027
12/04          24,993             20,251

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 14, 1997 to February 20, 2004 is the performance of Papp America Abroad Fund's single class, which has been restated to reflect any applicable sales charges, Rule 12b-1 fees and service fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp America-Abroad Fund. Pioneer Papp Strategic Growth Fund was created through the reorganization of predecessor Papp funds on February 20, 2004.

Pioneer believes the Russell 1000 Growth Index is representative of the issues in the Fund's portfolio and will not provide the S&P 500 Index in the future. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values than the Value universe.


Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:
(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6
2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Papp Strategic Growth Fund Based on actual returns from July 1, 2004 through December 31, 2004

Share Class                             A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04
 Ending Account Value             $  991.23      $  983.88      $  980.29      $  966.00
 On 12/31/04
 Expenses Paid During Period*     $    6.22      $   18.45      $   20.19      $   39.26

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 3.70%, 4.06% and 7.95%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                   (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Papp Strategic Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

          Share Class                   A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04
 Ending Account Value             $1,018.85      $1,011.36      $1,010.46      $  999.75
 On 12/31/04
 Expenses Paid During Period*     $    6.30      $   18.71      $   20.50      $   39.94

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 3.70%, 4.06% and 7.95%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

In a year when investors favored companies that were small and lesser quality, large-company growth stocks trailed the stock market in 2004. However, as Rosellen Papp, a member of the Fund's management team, discusses in the following interview, these out-of-favor, large-capitalization stocks have become quite attractive and may be poised for a turnaround in 2005.

Q: Was the market and economic environment favorable for the Fund's investment strategy?

A: It was a difficult year for the Fund. Despite the positive fundamentals underlying the sound, well managed, large-company stocks in your portfolio, this sector of the equity market posted lackluster returns for 2004. Large-company stocks have been out of favor for several years now, outshined by their small- and mid-size counterparts, which tend to rally quickly in an improving economic environment, when investors typically are more willing to take on greater risk. In addition, growth stocks, such as those composing your portfolio, trailed value stocks, which place a greater emphasis on the price of a stock rather than its earnings growth potential. Wal-mart, a Fund holding, is a good example of a profitable company that suffered in 2004 as a result of investors' disinterest in the stock rather than any substantive news that depressed its stock.

Q: How did the Fund perform for the fiscal year?

A: For the 12 months ended December 31, 2004, the Fund's Class A shares returned
   -0.48% at net asset value. In comparison, the Standard & Poor's 500 Index increased 11.04%, and the Russell 1000 Growth Index climbed 6.30% for the same period. The Fund underperformed the 7.74% average return of the 925 large capitalization core funds tracked by Lipper, Inc. (Lipper is an independent firm that measures mutual fund performance.)

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   This performance is disappointing but understandable given the investment mandate of the Fund. In addition to its large-company growth focus, the Fund's assets are concentrated in three broad

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

   business segments - technology, financial services and health care. Unfortunately, none of these industries ranked among the better performing sectors for 2004, and the Fund suffered as a result. After their strong appreciation in 2003, technology stocks struggled throughout the fiscal year. With the stronger economic growth came higher interest rates, which depressed the near-term outlook for the financial services sector. Health care stocks declined over safety concerns about the blockbuster drugs Vioxx and Celebrex.

Q: Could you talk more specifically about which companies hurt performance for the fiscal year?

A: Certainly. With the exception of Internet companies, technology stocks as a group were out of favor during the fiscal year. The Fund's investments in Intel did poorly in 2004 after doubling in price in 2003. Microsoft's stock price ended the year down a bit for the year. However, this growth company paid a special one-time income dividend of $3 per share last fall, which, when factored in, translated into a positive return for the stock for the year. This, in turn, caused the Fund to pay an income dividend to our shareowners - the first time since 1997.

   Technology remains an area of considerable focus for your Fund, because it is driving dramatic cost structure reductions, improving productivity and increasing the standard of living around the globe. After several years of restrained spending, existing technology is aging, and we think firms will begin to invest once again in new computers and software.

   With the world's population aging, we think the health care sector will be a natural beneficiary of this trend. However, pharmaceutical stocks took a hit last fall when Merck pulled Vioxx from the market as a result of a cancer study that found heart attack and stroke risk potentially doubled in patients taking this Cox-2 inhibitor for pain. We eliminated Merck from the portfolio.

   Some of the proceeds from the sale of Merck were used to increase the Fund's position in Techne, a small biotechnology company that makes proteins used in medical research for oncology and neuroscience, and the pharmaceutical Eli Lilly. Lilly doesn't have Cox-2 inhibitors in its drug portfolio, but it did suffer in December from accusations that it hid test data on Prozac from the

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   FDA. Just this past January, however, these allegations were proven untrue. We remain optimistic about Lilly's prospects, given its solid research and development and its pipeline of drugs.

   With the "baby boomers" in their peak saving years, preparing for college costs and retirement, we expect financial services stocks to perform well over time. However, the trend to higher interest rates took a toll on this group during the reporting period, depressing stock prices of financial services companies. We think the Fund's financial holdings were unjustly targeted, especially State Street Corp., which provides custodial services to mutual fund money managers worldwide. State Street's stock rallied strongly during the fourth quarter of 2004.

Q: Could you mention a couple of investments that helped performance?

A: Expeditors International of Washington is an international airfreight forwarding company that is profiting from increased trade volume between Asia and the rest of the globe. This company experienced strong revenue growth in 2004 due in large part to its China-to-Europe and China-to-United States trade routes.

   Chevron is one of the largest crude oil and liquified natural gas (LNG) producers in the Asian Rim, and its stock has appreciated nicely since we purchased it in May. In 2003, shortly after being granted drilling and production rights in Australia, Chevron picked up a contract to drill for gas off Mainland China. Not only did China National Offshore Oil purchase significant volume from the gas field, but it also purchased an equity stake in the leasehold deal. Chevron's arrangement with China represents one of the largest LNG transactions in the history of the industry. Given the staggering demand for energy in China, which is the second largest oil importer in the world, we think Chevron offers a low-risk approach to investing in the energy sector.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

Q: What is your outlook for 2005?

A: Small-capitalization companies completed their sixth straight year of strong returns in 2004. Likewise, value stocks have enjoyed robust performance for the past few years. After such strong performance, many market observers believe that the overlooked, large-capitalization growth companies may be poised for a rally. Large-company technology and pharmaceutical stocks, which floundered in 2004, may offer some of the most compelling investment opportunities in 2005.

   It's always hard to stick by stocks that have lagged the market, but we believe the companies that make up your portfolio are of the highest quality and have what it takes to go the distance. Needless to say, it'll be critical to be invested in such underappreciated stocks when the market finally turns in their favor and a recovery begins in earnest.


   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

 Shares                                                            Value
            COMMON STOCKS - 99.2%
            Energy - 0.7%
            Integrated Oil & Gas - 0.7%
  5,400     ChevronTexaco Corp.                              $   283,554
                                                             -----------
            Total Energy                                     $   283,554
                                                             -----------
            Capital Goods - 8.2%
            Electrical Components & Equipment - 8.2%
 18,000     American Power Conversion Corp.                  $   385,200
 82,000     General Electric Co.                               2,993,000
                                                             -----------
                                                             $ 3,378,200
                                                             -----------
            Total Capital Goods                              $ 3,378,200
                                                             -----------
            Transportation - 10.2%
            Air Freight & Couriers - 10.2%
 75,600     Expeditors International of Washington, Inc.     $ 4,224,528
                                                             -----------
            Total Transportation                             $ 4,224,528
                                                             -----------
            Media - 5.7%
            Advertising - 5.7%
 28,000     Omnicom Group                                    $ 2,360,960
                                                             -----------
            Total Media                                      $ 2,360,960
                                                             -----------
            Food & Drug Retailing - 1.0%
            Hypermarkets & Supercenters - 1.0%
  8,000     Wal-Mart Stores, Inc.                            $   422,560
                                                             -----------
            Total Food & Drug Retailing                      $   422,560
                                                             -----------
            Household & Personal Products - 2.0%
            Household Products - 0.2%
  2,000     Colgate-Palmolive Co.                            $   102,320
                                                             -----------
            Personal Products - 1.8%
 15,000     Alberto-Culver Co. (Class B)                     $   728,550
                                                             -----------
            Total Household & Personal Products              $   830,870
                                                             -----------
            Health Care Equipment & Services - 17.7%
            Health Care Distributors - 10.0%
 65,000     Johnson & Johnson                                $ 4,122,300
                                                             -----------
            Health Care Equipment - 7.7%
 36,000     Medtronic, Inc.                                  $ 1,788,120
 35,500     Techne Corp.*                                      1,380,950
                                                             -----------
                                                             $ 3,169,070
                                                             -----------
            Total Health Care Equipment & Services           $ 7,291,370
                                                             -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                  (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
              Pharmaceuticals & Biotechnology - 3.9%
              Pharmaceuticals - 3.9%
  28,200      Eli Lilly & Co.                             $ 1,600,350
                                                          -----------
              Total Pharmaceuticals & Biotechnology       $ 1,600,350
                                                          -----------
              Diversified Financials - 10.7%
              Asset Management & Custody Banks - 10.7%
  90,000      State Street Corp.                          $ 4,420,800
                                                          -----------
              Total Diversified Financials                $ 4,420,800
                                                          -----------
              Insurance - 6.6%
              Multi-Line Insurance - 6.6%
  41,500      American International Group, Inc.          $ 2,725,305
                                                          -----------
              Total Insurance                             $ 2,725,305
                                                          -----------
              Software & Services - 9.5%
              Application Software - 9.5%
 147,000      Microsoft Corp.                             $ 3,926,370
                                                          -----------
              Total Software & Services                   $ 3,926,370
                                                          -----------
              Technology Hardware & Equipment - 6.6%
              Computer Hardware - 2.9%
  13,000      Hewlett-Packard Co.                         $   272,610
   9,500      IBM Corp.                                       936,510
                                                          -----------
                                                          $ 1,209,120
                                                          -----------
              Computer Storage & Peripherals - 0.5%
  14,000      EMC Corp.*                                  $   208,180
                                                          -----------
              Electronic Manufacturing Services - 3.2%
  49,250      Molex, Inc.                                 $ 1,312,513
                                                          -----------
              Total Technology Hardware & Equipment       $ 2,729,813
                                                          -----------
              Semiconductors - 16.4%
              Semiconductor Equipment - 3.0%
  72,000      Applied Materials, Inc.*                    $ 1,231,200
                                                          -----------
              Semiconductors - 13.4%
 171,000      Intel Corp.                                 $ 3,999,690
  40,000      Linear Technology Corp.                       1,550,400
                                                          -----------
                                                          $ 5,550,090
                                                          -----------
              Total Semiconductors                        $ 6,781,290
                                                          -----------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                      Value
            TOTAL COMMON STOCKS
            (Cost $24,475,032)                         $40,975,970
                                                       -----------
            TOTAL INVESTMENTS IN SECURITIES - 99.2%
            (Cost $24,475,032)(a)                      $40,975,970
                                                       -----------
            OTHER ASSETS AND LIABILITIES - 0.8%        $   334,222
                                                       -----------
            TOTAL NET ASSETS - 100.0%                  $41,310,192
                                                       ===========


*   Non-income producing security
(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $24,475,032 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                 $16,606,976
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                   (106,038)
                                                                              -----------
   Net unrealized gain                                                        $16,500,938
                                                                              ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $2,791,252 and $19,604,522, respectively.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $24,475,032)     $40,975,970
  Cash                                                          128,895
  Receivables -
   Investment securities sold                                   353,996
   Fund shares sold                                              12,548
   Dividends and foreign taxes withheld                          44,017
  Other                                                           3,005
                                                            -----------
     Total assets                                           $41,518,431
                                                            -----------
LIABILITIES:
  Payables -
   Fund shares repurchased                                  $   109,070
  Due to affiliates                                              34,548
  Accrued expenses                                               64,621
                                                            -----------
     Total liabilities                                      $   208,239
                                                            -----------
NET ASSETS:
  Paid-in capital                                           $24,809,254
  Net unrealized gain on investments                         16,500,938
                                                            -----------
     Total net assets                                       $41,310,192
                                                            ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $41,233,127/2,568,928 shares)           $     16.05
                                                            ===========
  Class B (based on $59,597/3,726 shares)                   $     16.00
                                                            ===========
  Class C (based on $16,683/1,047 shares)                   $     15.94
                                                            ===========
  Class R (based on $785/50 shares)                         $     15.60
                                                            ===========
MAXIMUM OFFERING PRICE:
  Class A ($16.05 [divided by] 94.25%)                      $     17.03
                                                            ===========

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $910)     $962,529
  Interest                                                   945
                                                        --------
     Total investment income                                          $  963,474
                                                                      ----------
EXPENSES:
  Management fees                                       $382,099
  Transfer agent fees and expenses
   Class A                                                84,041
   Class B                                                   336
   Class C                                                   155
   Class R                                                    31
  Distribution fees
   Class A                                               100,143
   Class B                                                   356
   Class C                                                   136
   Class R                                                     3
  Administrative reimbursements                           15,417
  Custodian fees                                          13,533
  Registration fees                                       75,882
  Professional fees                                       59,910
  Printing expense                                        27,333
  Fees and expenses of nonaffiliated trustees              6,097
  Miscellaneous                                           10,287
                                                        --------
       Total expenses                                                 $  775,759
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                               (171,696)
       Less fees paid indirectly                                            (331)
                                                                      ----------
       Net expenses                                                   $  603,732
                                                                      ----------
         Net investment income                                        $  359,742
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on Investments                                    $7,642,655
  Change in net unrealized gain on Investments                        (8,516,758)
                                                                      ----------
   Net loss on investments                                            $ (874,103)
                                                                      ----------
   Net decrease in net assets resulting from
     operations                                                       $ (514,361)
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04 and 12/31/03

                                                          Year Ended        Year Ended
                                                           12/31/04          12/31/03
FROM OPERATIONS:
Net investment income (loss)                             $   359,742       $   (57,861)
Net realized gain on investments                           7,642,655         2,826,447
Change in net unrealized gain on investments              (8,516,758)        9,722,126
                                                         -----------       ------------
   Net increase (decrease) in net assets resulting
     from operations                                     $  (514,361)      $12,490,712
                                                         -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.17 and $0.00 per share, respectively)     $  (356,612)      $         -
                                                         -----------       ------------
Net realized gain:
   Class A ($3.54 and $0.94 per share, respectively)     $(7,632,646)      $(2,675,528)
   Class B ($3.54 and $0.00 per share, respectively)         (11,025)                -
   Class C ($3.54 and $0.00 per share, respectively)          (3,064)                -
   Class R ($3.54 and $0.00 per share, respectively)            (178)                -
                                                         -----------       ------------
     Total distributions to shareowners                  $(8,003,525)      $(2,675,528)
                                                         -----------       ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  1,903,910      $ 2,926,423
Reinvestment of distributions                               7,503,906        2,546,092
Cost of shares repurchased                                (18,582,803)     (14,016,605)
                                                         ------------      -----------
   Net decrease in net assets resulting from
     Fund share transactions                             $ (9,174,987)     $(8,544,090)
                                                         ------------      -----------
   Net increase (decrease) in net assets                 $(17,692,873)     $ 1,271,094
NET ASSETS:
Beginning of year                                          59,003,065       57,731,971
                                                         ------------      -----------
End of year (including undistributed net investment
  net investment income of $0.00 and $0.00
  respectively)                                          $ 41,310,192      $59,003,065
                                                         ============      ===========

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Year Ended 12/31/04 and 12/31/03

                                    '04 Shares       '04 Amount      '03 Shares     '03 Amount
CLASS A
Shares sold                            74,743       $ 1,786,499        161,207     $ 2,926,423
Reinvestment of distributions         463,038         7,491,251        128,396       2,546,092
Less shares repurchased              (690,480)      (18,542,454)      (756,914)    (14,016,605)
                                     --------       -----------       --------     -----------
   Net decrease                      (152,699)      $(9,264,704)      (467,311)    $(8,544,090)
                                     ========       ===========       ========     ===========
CLASS B
Shares sold                             4,503       $    85,184
Reinvestment of distributions             611             9,769
Less shares repurchased                (1,388)          (26,735)
                                     --------       -----------
   Net increase                         3,726       $    68,218
                                     ========       ===========
CLASS C
Shares sold                             1,606       $    31,152
Reinvestment of distributions             181             2,886
Less shares repurchased                  (740)          (13,538)
                                     --------       -----------
   Net increase                         1,047       $    20,500
                                     ========       ===========
CLASS R
Shares sold                                54       $     1,075
Less shares repurchased                    (4)              (76)
                                     --------       -----------
   Net increase                            50       $       999
                                     ========       ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
CLASS A                                                          12/31/04      12/31/03      12/31/02      12/31/01     12/31/00
Net asset value, beginning of period                            $   19.85      $ 16.78      $   22.38     $   27.75     $ 35.25
                                                                ---------      -------      ---------     ---------     -------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                   $    0.17      $ (0.12)     $   (0.19)    $   (0.18)    $ (0.22)
 Net realized and unrealized gain (loss) on investments             (0.26)        4.13          (5.41)        (4.19)      (2.19)
                                                                ---------      -------      ---------     ---------     -------
   Net increase (decrease) from investment operations           $   (0.09)     $  4.01      $   (5.60)    $   (4.37)    $ (2.41)
Distributions to shareowners:
 Net Income                                                         (0.17)           -              -             -           -
 Net realized gain                                                  (3.54)       (0.94)             0         (1.00)      (5.09)
                                                                ---------      -------      ---------     ---------     -------
Net increase (decrease) in net asset value                      $   (3.80)     $  3.07      $   (5.60)    $   (5.37)    $ (7.50)
                                                                ---------      -------      ---------     ---------     -------
Net asset value, end of period                                  $   16.05      $ 19.85      $   16.78     $   22.38     $ 27.75
                                                                =========      =======      =========     =========     =======
Total return*                                                       (0.48)%**    23.90%        (25.02)%      (15.92)%     (8.62)%
Ratio of net expenses to average net assets+                         1.25%        1.25%          1.18%         1.11%       1.08%
Ratio of net investment income (loss) to average net assets+         0.75%       (0.10)%        (0.19)%       (0.26)%     (0.51)%
Portfolio turnover rate                                                 6%           1%            10%            4%         11%
Net assets, end of period (in thousands)                        $  41,233      $59,003      $  57,732     $  99,315     $168,616
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.61%        1.25%          1.18%         1.11%       1.08%
 Net investment income (loss)                                        0.39%       (0.10)%        (0.19)%       (0.26)%     (0.51)%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                        1.25%        1.25%          1.18%         1.11%       1.08%
 Net investment income (loss)                                        0.75%       (0.10)%        (0.19)%       (0.26)%     (0.51)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 + Ratios with no reduction for fees paid indirectly.
** Total return would be reduced if sales charges were taken into account.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             2/21/04
                                                                               to
                                                                            12/31/04
CLASS B
Net asset value, beginning of period                                       $   19.87
                                                                           ---------
Net decrease from investment operations:
  Net investment income                                                    $    0.02
  Net realized and unrealized loss on investments                              (0.35)
                                                                           ---------
     Net decrease from investment operations                               $   (0.33)
Distributions to shareowners:
  Net realized gain                                                            (3.54)
                                                                           ---------
Net decrease in net asset value                                            $   (3.87)
                                                                           ---------
Net asset value, end of period                                             $   16.00
                                                                           =========
Total return*                                                                  (1.66)%(a)
Ratio of net expenses to average net assets+                                    2.71%**
                                                                           ---------
Ratio of net investment income to average net assets+                           0.19%**
Portfolio turnover rate                                                            6%
Net assets, end of period (in thousands)                                   $      60
Ratios with no waiver of management fees by PIM and no reduction for
  fees paid indirectly:                                                         3.19%**
  Net expenses                                                                 (0.29)%**
  Net investment loss
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                  2.71%**
  Net investment income                                                         0.19%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              2/21/04
                                                                                to
                                                                             12/31/04
CLASS C
Net asset value, beginning of period                                       $   19.87
                                                                           ---------
Net decrease from investment operations:
  Net investment loss                                                      $   (0.10)
  Net realized and unrealized loss on investments                              (0.29)
                                                                           ---------
     Net decrease from investment operations                               $   (0.39)
Distributions to shareowners:
  Net realized gain                                                            (3.54)
                                                                           ---------
Net decrease in net asset value                                            $   (3.93)
                                                                           ---------
Net asset value, end of period                                             $   15.94
                                                                           =========
Total return*                                                                  (1.96)%(a)
Ratio of net expenses to average net assets+                                    2.89%**
                                                                           ---------
Ratio of net investment loss to average net assets+                            (0.79)%**
Portfolio turnover rate                                                            6%
Net assets, end of period (in thousands)                                   $      17
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                  3.36%**
  Net investment loss                                                          (1.27)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                  2.89%**
  Net investment loss                                                          (0.79)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             2/21/04
                                                                               to
                                                                            12/31/04
CLASS R
Net asset value, beginning of period                                       $   19.87
                                                                           ---------
Net decrease from investment operations:
  Net investment loss                                                      $   (0.42)
  Net realized and unrealized loss on investments                              (0.31)
                                                                           ---------
     Net decrease from investment operations                               $   (0.73)
Distributions to shareowners:
  Net realized gain                                                            (3.54)
                                                                           ---------
Net decrease in net asset value                                            $   (4.27)
                                                                           ---------
Net asset value, end of period                                             $   15.60
                                                                           =========
Total return*                                                                  (3.69)%(a)
Ratio of net expenses to average net assets+                                    4.93%**
                                                                           ---------
Ratio of net investment loss to average net assets+                            (2.59)%**
Portfolio turnover rate                                                            6%
Net assets, end of period (in thousands)                                   $       1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                  5.42%**
  Net investment loss                                                          (3.08)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                  4.93%**
  Net investment loss                                                          (2.59)%**

 * Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Papp Strategic Growth Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004, is the successor to the Papp America-Abroad Fund, Inc. Papp America-Abroad Fund, Inc., transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 20, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" was approved by the shareholders of Papp America-Abroad Fund, Inc., on February 20,
2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term Capital Growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class B, Class C, and Class R shares were first publicly offered February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distribu-

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

   tions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                        2004             2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income                                  $   356,612      $         -
  Long-term capital gain                             7,646,913        2,675,528
                                                   -----------      -----------
  Total                                            $ 8,003,525      $ 2,675,528
                                                   ===========      ===========
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $         -
  Undistributed long-term gain                                                -
  Unrealized appreciation                                            16,500,938
                                                                    -----------
  Total                                                             $16,500,938
                                                                    ===========
--------------------------------------------------------------------------------

   At December 31, 2004, the Fund has reclassified $3,130 to decrease undistributed net investment income, $4,258 to decrease accumulated net realized loss on investments and $1,128 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $668 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer Papp Strategic Growth Fund

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Prior to the reorganization, Papp America-Abroad Fund, Inc. was advised by Papp, which received an annual fee equal to 1.0% of the Fund's net assets.

Through December 31, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25% of average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $11,769 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $13,495 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution and Service Plans
Effective February 20, 2004, the Fund adopted a Plan of Distribution for each class of shares, (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $9,284 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 20, 2004, a CDSC of 1.00% may be imposed on redemptions of certain

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSC's in the amount of $404 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were reduced by $331 under such arrangements.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the
Shareowners of Pioneer Papp Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Papp Strategic Growth Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), (formerly Papp America-Abroad Fund, Inc.) as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights, for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the two years in the period ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on this statement and those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated January 17, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Papp Strategic Growth Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights, for the year then ended in conformity with U.S. generally accepted accounting principles.

/S/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held                                    Principal Occupation During       Other Directorships
Name and Age               With the Fund            Term of Office           Past Five Years                   Held by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Serves until             Trustee and President Serves      Director of Harbor
                           Trustee and President    successor trustee is     until retirement or removal;      Global Company, Ltd.
                                                    elected or earlier       Deputy Chairman and a Director
                                                    retirement or            of Pioneer Global Asset
                                                    removal                  Management S.p.A. ("PGAM");
                                                                             Non-Executive Chairman and a
                                                                             Director of Pioneer Investment
                                                                             Management USA Inc.
                                                                             ("PIM-USA"); Chairman and a
                                                                             Director of Pioneer; Director
                                                                             of Pioneer Alternative
                                                                             Investment Management Limited
                                                                             (Dublin); President and a
                                                                             Director of Pioneer
                                                                             Alternative Investment
                                                                             Management (Bermuda) Limited
                                                                             and affiliated funds;
                                                                             President and Director of
                                                                             Pioneer Funds Distributor,
                                                                             Inc. ("PFD"); President of all
                                                                             of the Pioneer Funds; and Of
                                                                             Counsel (since 2000, partner
                                                                             prior to 2000), Wilmer Cutler
                                                                             Pickering Hale and Dorr LLP
                                                                             (counsel to PIM-USA and the
                                                                             Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and              Serves until             President and Chief Executive     None

                           Executive Vice           successor trustee is     Officer, PIM-USA since May
                           President                elected or earlier       2003 (Director since January
                                                    retirement or            2001); President and Director
                                                    removal                  of Pioneer since May 2003;
                                                                             Chairman and Director of
                                                                             Pioneer Investment Management
                                                                             Shareholder Services, Inc.
                                                                             ("PIMSS") since May 2003;
                                                                             Executive Vice President of
                                                                             all of the Pioneer Funds since
                                                                             June 2003; Executive Vice
                                                                             President and Chief Operating
                                                                             Officer of PIM-USA, November
                                                                             2000 to May 2003; Executive
                                                                             Vice President, Chief
                                                                             Financial Officer and
                                                                             Treasurer, John Hancock
                                                                             Advisers, L.L.C., Boston, MA,
                                                                             November 1999 to November
                                                                             2000; Senior Vice President
                                                                             and Chief Financial Officer,
                                                                             John Hancock Advisers, L.L.C.,
                                                                             April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held                                 Principal Occupation During      Other Directorships
Name and Age                  With the Fund         Term of Office           Past Five Years                  Held by this Trustee
David R. Bock**(61)           Trustee since 2005.   Serves until a           Senior Vice President and        Director of The
3050 K. Street NW,                                  successor trustee is     Chief Financial Officer,         Enterprise Social
Washington, DC 20007                                elected or earlier       I-trax, Inc. (publicly traded    Investment Company
                                                    retirement or removal.   health care services company)    (privately-held
                                                                             (2001 - present); Managing       affordable housing
                                                                             Partner, Federal City Capital    finance company);
                                                                             Advisors (boutique merchant      Director of New York
                                                                             bank)(1995 - 2000; 2002 to       Mortgage Trust
                                                                             2004); Executive Vice            (publicly traded
                                                                             President and Chief Financial    mortgage REIT)
                                                                             Officer, Pedestal Inc.
                                                                             (internet-based mortgage
                                                                             trading company) (2000 - 2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)             Trustee since 2004.   Serves until             President, Bush International    Director of
3509 Woodbine Street,                               successor trustee        (international financial         Brady Corporation
Chevy Chase, MD 20815                               is elected or earlier    advisory firm)                   (industrial
                                                    retirement or removal                                     identification and
                                                                                                              specialty coated
                                                                                                              material products
                                                                                                              manufacturer),
                                                                                                              Millennium
                                                                                                              Chemicals, Inc.
                                                                                                              (commodity
                                                                                                              chemicals), Mortgage
                                                                                                              Guaranty Insurance
                                                                                                              Corporation, and R.J.
                                                                                                              Reynolds Tobacco
                                                                                                              Holdings, Inc.
                                                                                                              (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee since 2004.   Serves until           Founding Director, The          None

1001 Sherbrooke Street West,                        successor trustee      Winthrop Group, Inc.
Montreal, Quebec, Canada                            is elected or earlier  (consulting firm); Professor
H3A 1G5                                             retirement or removal  of Management, Faculty of
                                                                           Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held                                 Principal Occupation During     Other Directorships
Name and Age                  With the Fund         Term of Office           Past Five Years                 Held by this Trustee
Marguerite A. Piret (56)      Trustee since 2004.   Serves until             President and Chief Executive   Director of New
One Boston Place, 28th Floor,                       successor trustee        Officer, Newbury, Piret &       America High Income
Boston, MA 02108                                    is elected or earlier    Company, Inc. (investment       Fund, Inc.
                                                    retirement or removal    banking firm)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)          Trustee since 2004.   Serves until             Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                                   successor trustee        Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                                  is elected or earlier                                    (closed-end investment
                                                    retirement or removal                                    company) and
                                                                                                             AMVESCAP PLC
                                                                                                             (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)            Trustee since 2004.   Serves until             President, John Winthrop &      None
One North Adgers Wharf,                             successor trustee        Co., Inc. (private investment
Charleston, SC 29401                                is elected or earlier    firm)
                                                    retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Strategic Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held                            Principal Occupation During       Other Directorships
Name and Age                  With the Fund         Term of Office      Past Five Years                   Held by this Trustee
Dorothy E. Bourassa (57)      Secretary             Serves at the        Secretary of PIM-USA; Senior     None
                                                    discretion           Vice President - Legal of
                                                    of the Board         Pioneer; and Secretary/Clerk
                                                                         of most of PIM-USA's
                                                                         subsidiaries since October
                                                                         2000; Secretary of all of the
                                                                         Pioneer Funds since February
                                                                         2004 (Assistant Secretary from
                                                                         November 2000 to September
                                                                         2003); and Senior Counsel,
                                                                         Assistant Vice President and
                                                                         Director of Compliance of
                                                                         PIM-USA from April 1998
                                                                         through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the         Assistant Vice President and     None
                                                   discretion            Senior Counsel of Pioneer
                                                   of the Board          since July 2002; Vice
                                                                         President and Senior Counsel
                                                                         of BISYS Fund Services, Inc.
                                                                         (April 2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc. (July
                                                                         2000 to April 2001; Vice
                                                                         President and Associate
                                                                         General Counsel from July 1996
                                                                         to July 2000); Assistant
                                                                         Secretary of all Pioneer Funds
                                                                         since February 2004
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the         Partner, Wilmer Cutler           None
                                                   discretion            Pickering Hale and Dorr LLP;
                                                   of the Board          Assistant Secretary of all
                                                                         Pioneer Funds since February
                                                                         2004
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the         Vice President-Fund              None
                                                   discretion            Accounting, Administration and
                                                   of the Board          Custody Services of Pioneer;
                                                                         and Treasurer of all of the
                                                                         Pioneer Funds (Assistant
                                                                         Treasurer from June 1999 to
                                                                         November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Strategic Growth Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                          Positions Held                                    Principal Occupation During     Other Directorships
Name and Age              With the Fund         Term of Office              Past Five Years                 Held by this Officer
Mark E. Bradley (45)      Assistant Treasurer   Serves at the discretion    Deputy Treasurer of Pioneer     None
                                                of the Board                since 2004; Treasurer and
                                                                            Senior Vice President, CDC
                                                                            IXIS Asset Management Services
                                                                            from 2002 to 2003; Assistant
                                                                            Treasurer and Vice President,
                                                                            MFS Investment Management from
                                                                            1997 to 2002; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds since November
                                                                            2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)     Assistant Treasurer   Serves at the discretion    Assistant Vice President -      None
                                                of the Board                Fund Accounting,
                                                                            Administration and Custody
                                                                            Services of Pioneer; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since
                                                                            November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)        Assistant Treasurer   Serves at the discretion    Fund Accounting Manager - Fund  None
                                                of the Board                Accounting, Administration and
                                                                            Custody Services of Pioneer;
                                                                            and Assistant Treasurer of all
                                                                            of the Pioneer Funds since May
                                                                            2002
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan    Assistant Treasurer   Serves at the discretion    Fund Administration Manager -   None
(31)                                            of the Board                Fund Accounting,
                                                                            Administration and Custody
                                                                            Services since June 2003;
                                                                            Assistant Vice President -
                                                                            Mutual Fund Operations of
                                                                            State Street Corporation from
                                                                            June 2002 to June 2003
                                                                            (formerly Deutsche Bank Asset
                                                                            Management); Pioneer Fund
                                                                            Accounting, Administration and
                                                                            Custody Services (Fund
                                                                            Accounting Manager from August
                                                                            1999 to May 2002, Fund
                                                                            Accounting Services Supervisor
                                                                            from 1997 to July 1999);
                                                                            Assistant Treasurer of all
                                                                            Pioneer Funds since September
                                                                            2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Strategic Growth Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                       Positions Held                                   Principal Occupation During          Other Directorships
Name and Age           With the Fund       Term of Office               Past Five Years                      Held by this Officer
Martin J. Wolin (37)   Chief Compliance    Serves at the discretion     Chief Compliance Officer of          None
                       Officer             of the Board                 Pioneer (Director of
                                                                        Compliance and Senior Counsel
                                                                        from November 2000 to
                                                                        September 2004); Vice
                                                                        President and Associate
                                                                        General Counsel of UAM Fund
                                                                        Services, Inc. (mutual fund
                                                                        administration company) from
                                                                        February 1998 to November
                                                                        2000; and Chief Compliance
                                                                        Officer of all of the Pioneer
                                                                        Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10.500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                             Asset Allocation
  Pioneer Fund                            Pioneer Ibbotson Moderate
  Pioneer Balanced Fund                    Allocation Fund
  Pioneer Cullen Value Fund               Pioneer Ibbotson Growth
  Pioneer Equity Income Fund               Allocation Fund
  Pioneer Equity Opportunity Fund         Pioneer Ibbotson Aggressive
  Pioneer Growth Opportunities Fund        Allocation Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund             International/Global Equity
  Pioneer Mid Cap Value Fund              Pioneer Emerging Markets Fund
  Pioneer Oak Ridge Large Cap             Pioneer Europe Select Fund
   Growth Fund                            Pioneer Europe Fund
  Pioneer Oak Ridge Small Cap             Pioneer International Equity Fund
   Growth Fund                            Pioneer International Value Fund
  Pioneer Papp America-Pacific
   Rim Fund                               Fixed Income
  Pioneer Papp Small and Mid Cap          Pioneer America Income Trust
   Growth Fund                            Pioneer Bond Fund
  Pioneer Papp Stock Fund                 Pioneer California Tax Free
  Pioneer Papp Strategic                   Income Fund
   Growth Fund                            Pioneer Global High Yield Fund
  Pioneer Real Estate Shares              Pioneer High Yield Fund
  Pioneer Research Fund                   Pioneer Municipal Bond Fund
  Pioneer Small Cap Value Fund            Pioneer Short Term Income Fund
  Pioneer Small Company Fund              Pioneer Strategic Income Fund
  Pioneer Value Fund                      Pioneer Tax Free Income Fund

                                          Money Market
                                          Pioneer Cash Reserves Fund*
                                          Pioneer Tax Free Money
                                           Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

HOW TO CONTACT PIONEER

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                                     PIONEER
                             -----------------------
                                    TAX FREE
                                  MONEY MARKET
                                      FUND




                                     Annual
                                     Report

                                    12/31/04




                                     [LOGO]
                                     PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              4
Portfolio Management Discussion                              6
Schedule of Investments                                      9
Financial Statements                                        12
Notes to Financial Statements                               18
Report of Independent Registered Public Accounting Firm     23
Trustees, Officers and Service Providers                    24
The Pioneer Family of Mutual Funds                          31
Retirement Plans from Pioneer                               32
Programs and Services for Pioneer Shareowners               34

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

We would like to welcome you to the first annual report of the Pioneer Tax Free Money Market Fund. We would also like to extend a special welcome to fund investors who have joined us from the Safeco Funds. Pioneer became the investment manager of the former Safeco Funds on August 2, 2004. On December 13, 2004, the transaction bringing all of the Safeco Funds to Pioneer Investments was finalized.

Who we are

For over 75 years, Pioneer Investments has been a leading innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out what we believe are the very best opportunities around the globe, while not compromising on risk management. We know that we will not be successful if we cannot bring success to our investment community. That is why our deliberate approach to risk assessment and our original, fundamental research are at the very heart of our investment discipline.

We complement our patient and thoughtful approach with a global presence that has its roots in the Pioneer Fund launched in 1928 by investing legend Philip Carret. From the very beginning, Mr. Carret had a deep appreciation for the merits of international investing. Over the years we have evolved our international investment capability beyond merely purchasing securities from foreign issuers. With investment hubs around the globe, Pioneer now combines a worldwide presence with unique market insights, to share our very best investment ideas among our research and portfolio management teams.

Extensive experience in tax-free money management

Pioneer has been managing tax-exempt assets since the inception of Pioneer Tax Free Income Fund in 1977. A team of experienced fixed- income portfolio managers and analysts led by David Eurkus is responsible for the day-to-day management of the Fund. Mr. Eurkus has more than 36 years of industry experience. We are glad that you have joined us as an investor in Pioneer Tax Free Money Market Fund. If you have questions about your investment or other mutual fund offerings from Pioneer, please contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Water/Sewer Bonds 1.67%
Education Bonds 2.17%
Cash 2.26%
Industrial Development Bonds 2.94%
Government Obligation Bonds 3.58%
Port Improvement Bonds 4.06%
Health Care Bonds 4.38%
Water Bonds 4.76%
Local Government Bonds 4.77%
Hospital Bonds 8.12%
Power Bonds 15.81%
Housing Bonds 20.07%
Insured Bonds 21.83%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

  1.    Clark County Kentucky Pollution Control Revenue,
        Floating Rate, 10/15/14                                               7.54%
  2.    ABN Amro Munitops, Floating Rate, 2/6/08                              6.78
  3.    Marietta Georgia Housing Authority Multifamily Revenue,
        Floating Rate, 1/15/09                                                6.75
  4.    Sabine River Industrial Development Authority Texas,
        Floating Rate, 8/15/14                                                5.52
  5.    Louisiana Public Facilities Authority Revenue, Floating
        Rate, 6/15/31                                                         5.42
  6.    Alaska State Housing Finance Corp., Series B,
        Floating Rate, 12/1/30                                                5.42
  7.    Alaska Industrial Development and Export Authority,
        Floating Rate, 7/1/06                                                 4.97
  8.    Jackson-Union Counties Illinois Regulation, Floating Rate, 4/1/24     4.61
  9.    Wisconsin State Health and Educational Facilities Authority,
        Floating Rate, 1/1/19                                                 4.61
 10.    Maryland State Health and Higher Educational Facilities Authority,
        Floating Rate 4/1/31                                                  4.35

Portfolio holdings will vary for other periods.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value per Share     12/31/04    12/11/04
 Class A Shares               $1.00       $1.00

                              12/31/04    12/31/03
 Investor Class Shares        $1.00       $1.00

Distributions
--------------------------------------------------------------------------------

Per Share                Income      Short-Term      Long-Term
(12/11/04 - 12/31/04)    Dividends   Capital Gains   Capital Gains
Class A Shares           $0.0004     $   -           $   -
(1/1/04 - 12/31/04)
Investor Class Shares     0.0059         -               -

Yields
--------------------------------------------------------------------------------

                          7-Day Annualized   7-Day Effective**
 Class A Shares                0.83%              0.83%
 Investor Class Shares         1.01%              1.01%

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class A 0.76% and Investor Class shares 0.76%.

     Performance data shown represents past performance. Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

     Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [Divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on actual returns from July 1, 2004 through December 31, 2004.

                                                          Investor
Share Class                                    A            Class
--------------------------------------   ------------   ------------
Beginning Account Value On 7/1/04**      $1,000.00      $1,000.00

Ending Account Value On 12/31/04         $1,005.80      $1,003.79

Expenses Paid During Period*             $    0.79      $    5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31% and 0.65% for Class A and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Class A shares).

**   12/11/04 for Class A shares.

Pioneer Tax Free Money Market Fund

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Money Market Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004.

                                                          Investor
Share Class                                   A            Class
--------------------------------------   ------------   ------------
Beginning Account Value On 7/1/04**      $1,000.00      $1,000.00
Ending Account Value On 12/31/04         $1,002.22      $1,020.71
Expenses Paid During Period*             $    0.79      $    5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.31% and 1.10% for Class A and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Class A shares).

**   12/11/04 for Class A shares.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

On August 2, 2004, Pioneer Investments assumed management of the former Safeco Funds. In the following interview, David Eurkus, a member of the fixed income team, details the investment environment for tax-free money funds during the 12-month period ended December 31, 2004, the Fund's performance for the period, and the Fund's portfolio strategy going forward.

Q: Will you describe what, if anything, has changed and what has remained the same in the transition of Fund management to Pioneer?

A: As a Safeco product, and now as Pioneer Tax Free Money Market Fund, this has been and will continue to be a very conservative offering. We are keeping the Fund as a high quality, liquid product. We will not compromise stability of principal in any way by taking on additional risk to secure a more competitive yield than our peers. Safety of principal is paramount and, as part of the objective, we will continue to seek tax-free income for the Fund's shareholders.

Q:   How did the Fund perform during its most recent fiscal year?

A: For the 12-month period ended December 31, 2004, the Fund's Class A shares posted a 0.58% total return at net asset value. (The performance of each class of the Fund is the performance of the predecessor fund's Investor Class, which has been restated to reflect differences in any applicable sales charges (but not Rule 12b-1 fees or other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.) In comparison, the Lipper Tax-Exempt Money Market Average returned 0.56%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Will you describe the investing environment for tax-exempt money funds during the time period?

A: Prior to June 2004, short- and long-term interest rates had continued to fall since the stock market bubble burst in 2001. Early last

Pioneer Tax Free Money Market Fund

     year, one-year tax-free money market rates fell as low as 0.50%. Then, as the U.S. economy began to show modest improvement in the first half of 2004, the Federal Reserve indicated that the economy and job growth were showing signs of improvement and that the Fed was becoming more concerned about the possibility of rising inflation rather than deflation. The Fed also hinted that it would begin to raise short-term interest rates in the second half of 2004, but at a "measured" pace. The Fed then raised short-term interest rates by 25 basis points at each of its five meetings in the second half of the year. As a result, the one-year Bond Buyer Index, the market's measurement of tax-exempt money market rates, rose from 0.50% at the start of the year to 1.25% at year end. Historically, those are still extremely low rates.

     Supply and demand for tax-exempt money market securities continue to be well balanced. This is evidenced by the still significant amount of assets being held in taxable as well as tax-free money market funds. Investor demand continues to be substantial, and there is ample supply to deal with the asset base.

Q:   What has been your strategy since assuming management of the Fund last
     August?

A: We continue to maintain broad diversification, both on a regional and national basis, with AAA credits in revenue as well as general obligation issues. As a Seattle-based fund, the previous Safeco product was regionally focused, with investments based in Colorado, Texas and Alaska as its top three portfolio concentrations. As we continue to emphasize safety of principal we will be changing to a more nationally focused diversification strategy.

     The Fund invests in floating rate securities (55% of portfolio assets as of December 31, 2004) as well as fixed-rate instruments (45% of assets). The interest rate of floating rate securities adjusts periodically based on indices such as the Bond Buyer Index and the Fed funds rate. As of December 31, the Fund's effective maturity was 56 days. With the Fed's series of short-term interest rate increases, the yield curve is changing, and we will adjust the portfolio accordingly. As some six- and 12-month

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

     securities in the portfolio mature we are converting them to cash in anticipation of further short-term interest rate increases. That will gradually decrease the Fund's weighted average maturity in the short term. Over the long term this strategy should benefit shareholders because we will be reinvesting at higher rates than the yields that are currently available. In terms of portfolio quality, over 90% of the portfolio is AAA-rated, with the balance rated AA. (Ratings apply to underlying securities, not Fund shares.)

Q:   What is your outlook?

A: In the months ahead, we foresee continued modest growth in the U.S. economy. We also think that the Fed will maintain its bias for measured increases in short-term interest rates over the next several months.

     A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                   Value
                              MUNICIPAL BONDS - 92.6%
                              Government - 92.6 %
                              Municipal Development - 12.0%
$1,835,000      AA-/NR        Alaska Industrial Development and
                               Export Authority, Floating Rate, 7/1/06     $ 1,835,000
   910,000      A+/NR         Illinois Development Finance Authority,
                               Floating Rate, 6/1/17                           910,000
   290,000      NR/NR         Montgomery County Maryland Industrial
                               Development, Floating Rate, 4/1/14              290,000
   940,000      NR/AA3        Montgomery County Texas Industrial
                               Development Corp., Floating
                               Rate, 8/1/17                                    940,000
   800,000      AA-/Aa1       Pima County Arizona Industrial
                               Development Authority, Floating
                               Rate, 12/1/22                                   800,000
                                                                           -----------
                                                                           $ 4,775,000
                                                                           -----------
                              Municipal Facilities - 13.0%
 1,000,000      AA-/NR        Castle Rock Colorado Metropolitan
                               District #7, Floating Rate, 12/1/30         $ 1,000,000
 1,000,000      A-/NR         Cherry Creek Colorado South
                               Metropolitan District #1, Floating
                               Rate, 12/15/33                                1,000,000
   700,000      NR/Aa1        Holland Creek Metropolitan District
                               Colorado, Floating Rate, 6/1/41                 700,000
 1,500,000      AA-/NR        Richland Washington Golf Enterprise
                               Revenue, Floating Rate, 12/1/21               1,500,000
 1,000,000      A-/NR         Wildgrass Metropolitan District Colorado,
                               Floating Rate, 12/1/34                        1,000,000
                                                                           -----------
                                                                           $ 5,200,000
                                                                           -----------
                              Municipal General - 15.0%
 2,500,000      NR/Aaa        ABN Amro Munitops, Floating
                               Rate, 2/6/08                                $ 2,500,000
 1,000,000      AA-/NR        Commerce City Colorado Northern,
                               Floating Rate, 12/1/31                        1,000,000
 1,500,000      AA-/NR        NBC Metropolitan District Colorado,
                               Floating Rate, 12/1/30                        1,500,000
 1,000,000      AAA/Aaa       New York State Local Government
                               Assistance Corp., Floating
                               Rate, 4/1/21                                  1,000,000
                                                                           -----------
                                                                           $ 6,000,000
                                                                           -----------

   The accompanying notes are an integral part of these financial statements.
                                                                               9

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

               S&P/Moody's
  Principal    Ratings
    Amount      (unaudited)                                                   Value
                             Municipal Housing - 4.1%
$ 885,000      AAA/AAA        Alaska State Housing Finance Corp.
                              Government Purpose, Series B,
                              Floating Rate, 12/1/30                    $   885,000
  730,000      NR/Aa2        Washington State Housing Finance,
                              Floating Rate, 7/1/11                         730,000
                                                                        -----------
                                                                        $ 1,615,000
                                                                        -----------
                             Municipal Medical - 8.3%
1,605,000      A/NR           Maryland State Health and Higher
                             Educational Facilities Authority
                             Revenue, Floating Rate, 4/1/31             $ 1,605,000
1,700,000      AA-/Aa2        Wisconsin State Health and
                             Educational Facilities Authority,
                             Floating Rate, 1/1/19                        1,700,000
                                                                        -----------
                                                                        $ 3,305,000
                                                                        -----------
                             Municipal Multiple Family Housing - 16.3%
2,000,000      AA/Aa2        Alaska State Housing Finance Corp.
                              Development, Series B, Floating
                              Rate, 12/1/30                             $ 2,000,000
2,000,000      AAA/NR        Louisiana Public Facilities Authority
                              Revenue, Floating Rate, 6/15/31             2,000,000
2,490,000      NR/Aaa        Marietta Georgia Housing Authority
                              Multifamily Revenue, Floating
                              Rate, 1/15/09                               2,490,000
                                                                        -----------
                                                                        $ 6,490,000
                                                                        -----------
                             Municipal Pollution - 17.1%
1,000,000      A+/Aa1        Apache County Arizona Industrial
                              Development Authority, Floating
                              Rate, 12/15/18                            $ 1,000,000
1,000,000      A/A2          Burke County Georgia Development
                              Authority Pollution Control Revenue,
                              Floating Rate, 9/1/30                       1,000,000
2,780,000      A/NR          Clark County Kentucky Pollution Control
                              Revenue, Floating Rate, 10/15/14            2,780,000
2,035,000      A/A1          Sabine River Industrial Development
                              Authority Texas, Floating
                              Rate, 8/15/14                               2,035,000
                                                                        -----------
                                                                        $ 6,815,000
                                                                        -----------

   The accompanying notes are an integral part of these financial statements.
10

Pioneer Tax Free Money Market Fund


                S&P/Moody's
  Principal     Ratings
    Amount      (unaudited)                                                   Value
                              Municipal Transportation - 4.3%
$1,700,000      A+/Aa2        Jackson-Union Counties Illinois
                               Regulation, Floating Rate, 4/1/24      $ 1,700,000
                                                                      -----------
                              Municipal Water - 2.5%
   990,000      AA+/NR        Oklahoma State Water Resource,
                               Floating Rate, 10/1/34                 $   990,000
                                                                      -----------
                              Total Government
                              TOTAL MUNICIPAL BONDS
                              (Cost $36,890,000)                      $36,890,000
                                                                      -----------
                              TOTAL INVESTMENTS IN SECURITIES - 92.6%
                              (Cost $36,890,000) (a)                  $36,890,000
                                                                      -----------
                              OTHER ASSETS AND LIABILITIES - 7.4%     $ 2,941,441
                                                                      -----------
                              TOTAL NET ASSETS - 100.0%               $39,831,441
                                                                      ===========

(a)  At December 31, 2004, cost for federal income tax purposes was $36,890,000

   The accompanying notes are an integral part of these financial statements.
                                                                              11

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $36,890,000)                 $ 36,890,000
  Cash                                                           2,766,878
  Receivables -
   Investment securities sold                                      235,727
   Fund shares sold                                                150,000
   Interest and dividends                                           97,111
   Due from Pioneer Investment Management, Inc.                      6,447
  Other                                                             22,753
                                                              ------------
     Total assets                                             $ 40,168,916
                                                              ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                    $    286,845
  Due to affiliates                                                 13,782
  Accrued expenses                                                   3,339
  Other                                                             33,509
                                                              ------------
     Total liabilities                                        $    337,475
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $ 39,831,441
                                                              ------------
     Total net assets                                         $ 39,831,441
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $316,963/316,963 shares)                  $       1.00
                                                              ============
  Investor Class (based on $39,514,478/39,514,478 shares)     $       1.00
                                                              ============

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Interest                                                                $ 706,034
                                                                          ---------
EXPENSES:
  Management fees                                          $287,194
  Transfer agent fees and expenses
   Investor Class                                            33,705
  Distribution fees
   Class A                                                        3
  Administrative reimbursements                              50,943
  Custodian fees                                              9,929
  Registration fees                                          26,870
  Professional fees                                          28,788
  Printing expense                                            3,466
  Fees and expenses of nonaffiliated trustees                 4,046
  Miscellaneous                                              10,197
                                                           --------
     Total expenses                                                       $ 455,141
     Less management fees waived and expenses
       reimbursed by Advisor                                                (77,512)
                                                                          ---------
     Net expenses                                                         $ 377,629
                                                                          ---------
       Net investment income                                              $ 328,405
                                                                          ---------
  Net increase in net assets resulting from operations                    $ 328,405
                                                                          =========

   The accompanying notes are an integral part of these financial statements.
                                                                              13

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03


                                                                Year Ended         Year Ended
                                                                 12/31/04           12/31/03
FROM OPERATIONS:
Net investment income                                       $    328,405        $   371,000
                                                            ------------        ------------
  Net increase in net assets resulting from operations      $    328,405        $   371,000
                                                            ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.0004 and $0.0000 per share, respectively)     $        (19)       $         -
  Investor Class ($0.0059 and $0.01
   per share, respectively)                                     (328,386)          (371,000)
                                                            ------------        ------------
   Total distributions to shareowners                       $   (328,405)       $  (371,000)
                                                            ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 19,832,675        $20,592,000
Reinvestment of distributions                                    297,946            334,000
Cost of shares repurchased                                   (47,426,990)       (29,752,000)
                                                            ------------        ------------
  Net decrease in net assets resulting from
   Fund share transactions                                  $(27,296,369)       $(8,826,000)
                                                            ------------        ------------
  Net decrease in net assets                                $(27,296,369)       $(8,826,000)
NET ASSETS:
Beginning of year                                             67,127,810         75,953,810
                                                            ------------        ------------
End of year                                                 $ 39,831,441        $67,127,810
                                                            ============        ===========


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                 '04 Shares        '04 Amount        '03 Shares        '03 Amount
CLASS A:(a)
Shares sold                          316,947       $    316,947
Reinvestment of Distributions             16                 16
                                     -------       ------------
  Net increase (decrease)            316,963       $    316,963
                                     -------       ------------
INVESTOR CLASS:
Shares sold                       19,515,728       $ 19,515,728       20,592,000       $20,592,000
Reinvestment of Distributions        297,930            297,930          334,000           334,000
Shares repurchased               (47,426,990)       (47,426,990)     (29,752,000)      (29,752,000)
                                 -----------       ------------      -----------       -----------
  Net increase (decrease)        (27,613,332)      $(27,613,332)      (8,826,000)      $(8,826,000)
                                 -----------       ------------      -----------       -----------

(a) For the period from December 11, 2004 (initial issue date of Class A Shares) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            12/11/04 (a)
                                                                to
                                                              12/31/04
CLASS A
Net asset value, beginning of period                         $ 1.0000
                                                             --------
Increase from investment operations:
  Net investment income                                      $ 0.0004
                                                             --------
Distributions to shareowners:
  Net investment income                                      $(0.0004)
                                                             --------
Net asset value, end of period                               $ 1.0000
                                                             ========
Total return*                                                   0.04%(b)
Ratio of net expenses to average net assets                     0.94%**
Ratio of net investment income to average net assets            1.38%**
Net assets, end of period (in thousands)                     $   317
Ratios with no waiver of management fees by PIM:
  Net expenses                                                  1.17%**
  Net investment income                                         1.15%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized

(a)  Initial issue date of Class A Shares.

(b)  Not annualized.

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                        12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
INVESTOR CLASS
Net asset value, beginning of period                      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          -------      -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                    $  0.01      $  0.01      $  0.01      $  0.02      $  0.03
                                                          -------      -------      -------      -------      -------
Distributions to shareowners:
 Net investment income                                    $ (0.01)     $ (0.01)     $ (0.01)     $ (0.02)     $ (0.03)
                                                          -------      -------      -------      -------      -------
Net asset value, end of period                            $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          =======      =======      =======      =======      =======
Total return*                                                0.59%        0.51%        0.97%        2.34%        3.52%
Ratio of net expenses to average net assets                  0.65%        0.65%        0.75%        0.75%        0.71%
Ratio of net investment income to average net assets         0.57%        0.51%        0.97%        2.31%        3.46%
Net assets, end of period (in thousands)                  $39,514      $67,128      $75,954      $76,554      $73,934
Ratios with no waiver of management fees by PIM:
 Net expenses                                                0.78%        0.74%        0.75%        0.75%        0.71%
 Net investment income                                       0.44%        0.42%        0.97%        2.31%        3.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Tax Free Money Market Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Tax Free Money Market Fund. Safeco Tax Free Money Market Fund transferred all of its net assets in exchange for the Fund's Investor Class shares in a one-to-one exchange ratio on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Tax Free Money Market Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to provide a high level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on basis of liquidity and preservation of capital.

The Trustees have authorized the issuance of two classes of shares of the Fund. The Fund offers two classes of shares designated as Class A and Investor Class shares. Class A shares were first publicly offered on December 11, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A and Investor Class each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Class A shareowners. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by

Pioneer Tax Free Money Market Fund

the Fund in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

--------------------------------------------------------------------------------
                                   2004          2003
--------------------------------------------------------------------------------
  Distributions paid from:
  Tax exempt income            $328,405      $371,000
                               --------      --------
  Total                        $328,405      $371,000
                               ========      ========

--------------------------------------------------------------------------------


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Investor Class shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Prior to the reorganization, Safeco Tax-Free Money Market Fund was advised by Safeco Asset Management Company, which received a fee calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; 0.40% of the next $500 million; and 0.35% in excess over $1.25 billion. Prior to the reorganization, Safeco Asset Management Company contractually agreed to reimburse the Fund for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceeded on an annual basis 0.30% of the average daily net assets of the Fund and voluntarily agreed to reimburse the Fund for operating expenses that exceeded on an annual basis 0.65% of the average daily net assets of the Investor Class.

Pioneer Tax Free Money Market Fund

Through the second anniversary of the closing of the "reorganization", PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.65% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004 $10,909 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates. Prior to the reorganization, fund accounting and fund administration fees were paid to Safeco Asset Management Company.

3.   Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,870 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization, Safeco Services Corporation was the transfer agent and Safeco Securities Corp. was the shareholder servicing agent. Prior to the reorganization, Safeco Services Corporation assessed shareholders' accounts an annual $12 low balance fee on shareholder accounts containing balances less than $1,000, which were recorded as a waiver of transfer agent expenses. PIMSS does not charge a low balance fee.

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $3 in distribution fees payable to PFD at December 31, 2004.

Pioneer Tax Free Money Market Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004 there were no CDSCs paid to PFD.

5.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were not reduced under such arrangements.

Pioneer Tax Free Money Market Fund

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Board of Trustees of the Pioneer Series Trust II and the Shareowners of Pioneer Tax Free Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Tax Free Money Market Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), (formerly Safeco Tax Free Money Market Fund, one of the series that comprised the Safeco Money Market Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Money Market Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held                                    Principal Occupation              Other Directorships
Name and Age               With the Fund            Term of Office           During Past Five Years            Held by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Serves until             Trustee and President Serves     Director of Harbor
                           Trustee and President    successor trustee is     until retirement or removal;     Global Company, Ltd.
                                                    elected or earlier       Deputy Chairman and a Director
                                                    retirement or            of Pioneer Global Asset
                                                    removal                  Management S.p.A. ("PGAM");
                                                                             Non-Executive Chairman and a
                                                                             Director of Pioneer Investment
                                                                             Management USA Inc.
                                                                             ("PIM-USA"); Chairman and a
                                                                             Director of Pioneer; Director
                                                                             of Pioneer Alternative
                                                                             Investment Management Limited
                                                                             (Dublin); President and a
                                                                             Director of Pioneer Alternative
                                                                             Investment Management (Bermuda)
                                                                             Limited and affiliated funds;
                                                                             President and Director of
                                                                             Pioneer Funds Distributor, Inc.
                                                                             ("PFD"); President of all of
                                                                             the Pioneer Funds; and Of
                                                                             Counsel (since 2000, partner
                                                                             prior to 2000), Wilmer Cutler
                                                                             Pickering Hale and Dorr LLP
                                                                             (counsel to PIM-USA and the
                                                                             Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and              Serves until             President and Chief Executive     None
                           Executive Vice           successor trustee is     Officer, PIM-USA since May 2003
                           President                elected or earlier       (Director since January 2001);
                                                    retirement or            President and Director of
                                                    removal                  Pioneer since May 2003;
                                                                             Chairman and Director of
                                                                             Pioneer Investment Management
                                                                             Shareholder Services, Inc.
                                                                             ("PIMSS") since May 2003;
                                                                             Executive Vice President of all
                                                                             of the Pioneer Funds since June
                                                                             2003; Executive Vice President
                                                                             and Chief Operating Officer of
                                                                             PIM-USA, November 2000 to May
                                                                             2003; Executive Vice President,
                                                                             Chief Financial Officer and
                                                                             Treasurer, John Hancock
                                                                             Advisers, L.L.C., Boston, MA,
                                                                             November 1999 to November 2000;
                                                                             Senior Vice President and Chief
                                                                             Financial Officer, John Hancock
                                                                             Advisers, L.L.C., April 1997 to
                                                                             November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held                                    Principal Occupation              Other Directorships
Name and Age               With the Fund            Term of Office           During Past Five Years            Held by this Trustee
David R. Bock (61)**       Trustee since 2005.      Serves until a           Senior Vice President and Chief   Director of The
3050 K. Street NW,                                  successor trustee        Financial Officer, I-trax, Inc.   Enterprise Social
Washington, DC 20007                                is elected or earlier    (publicly traded health care      Investment Company
                                                    retirement or removal.   services company)                 (privately-held
                                                                             (2001-present); Managing          affordable housing
                                                                             Partner, Federal City Capital     finance company);
                                                                             Advisors (boutique merchant       Director of New York
                                                                             bank) (1995-2000; 2002 to         Mortgage Trust
                                                                             2004); Executive Vice President   (publicly traded
                                                                             and Chief Financial Officer,      mortgage REIT)
                                                                             Pedestal Inc. (internet-based
                                                                             mortgage trading company)
                                                                             (2000-2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2004.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)          Trustee since 2004.      Serves until             President, Bush International     Director of Brady
3509 Woodbine Street,                               successor trustee        (international financial          Corporation
Chevy Chase, MD 20815                               is elected or earlier    advisory firm)                    (industrial
                                                    retirement or removal                                      identification and
                                                                                                               specialty coated
                                                                                                               material products
                                                                                                               manufacturer),
                                                                                                               Millennium Chemicals,
                                                                                                               Inc. (commodity
                                                                                                               chemicals), Mortgage
                                                                                                               Guaranty Insurance
                                                                                                               Corporation, and R.J.
                                                                                                               Reynolds Tobacco
                                                                                                               Holdings, Inc.
                                                                                                               (tobacco)

------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)  Trustee since 2004.      Serves until             Founding Director, The Winthrop   None
1001 Sherbrooke Street                              successor trustee        Group, Inc. (consulting firm);
West,                                               is elected or earlier    Professor of Management,
Montreal, Quebec, Canada                            retirement or removal    Faculty of Management, McGill
H3A 1G5                                                                      University

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held                                    Principal Occupation            Other Directorships
Name and Age               With the Fund            Term of Office           During Past Five Years          Held by this Trustee
Marguerite A. Piret (56)   Trustee since 2004.      Serves until             President and Chief Executive   Director of New
One Boston Place,                                   successor trustee        Officer, Newbury, Piret &       America High Income
28th Floor,                                         is elected or earlier    Company, Inc. (investment       Fund, Inc.
Boston, MA 02108                                    retirement or removal    banking firm)                   (closed-end
                                                                                                             investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)       Trustee since 2004.      Serves until             Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                                   successor trustee        Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                                  is elected or earlier                                    (closed-end
                                                    retirement or removal                                    investment company)
                                                                                                             and AMVESCAP PLC
                                                                                                             (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)         Trustee since 2004.      Serves until             President, John Winthrop &      None
One North Adgers Wharf,                             successor trustee        Co., Inc. (private investment
Charleston, SC 29401                                is elected or earlier    firm)
                                                    retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                           Positions Held                                Principal Occupation              Other Directorships
Name and Age               With the Fund            Term of Office       During Past Five Years            Held by this Officer
Dorothy E. Bourassa (57)   Secretary                Serves at the        Secretary of PIM-USA; Senior      None
                                                    discretion of        Vice President- Legal of
                                                    the Board            Pioneer; and Secretary/Clerk of
                                                                         most of PIM-USA's subsidiaries
                                                                         since October 2000; Secretary
                                                                         of all of the Pioneer Funds
                                                                         since September 2003 (Assistant
                                                                         Secretary from November 2000 to
                                                                         September 2003); and Senior
                                                                         Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from
                                                                         April 1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40) Assistant Secretary      Serves at the        Assistant Vice President and      None
                                                    discretion of        Senior Counsel of Pioneer since
                                                    the Board            July 2002; Vice President and
                                                                         Senior Counsel of BISYS Fund
                                                                         Services, Inc. (April 2001 to
                                                                         June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor,
                                                                         Inc. (July 2000 to April 2001;
                                                                         Vice President and Associate
                                                                         General Counsel from July 1996
                                                                         to July 2000); Assistant
                                                                         Secretary of all Pioneer Funds
                                                                         since December 2004
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)       Assistant Secretary      Serves at the        Partner, Wilmer Cutler            None
                                                    discretion of        Pickering Hale and Dorr LLP;
                                                    the Board            Assistant Secretary of all
                                                                         Pioneer Funds since December
                                                                         2004
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)          Treasurer                Serves at the        Vice President-Fund Accounting,   None
                                                    discretion of        Administration and Custody
                                                    the Board            Services of Pioneer; and
                                                                         Treasurer of all of the Pioneer
                                                                         Funds (Assistant Treasurer from
                                                                         June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                           Positions Held                                  Principal Occupation            Other Directorships
Name and Age               With the Fund            Term of Office         During Past Five Years          Held by this Officer
Mark E. Bradley (45)       Assistant Treasurer      Serves at the          Deputy Treasurer of Pioneer     None
                                                    discretion of          since 2004; Treasurer and
                                                    the Board              Senior Vice President, CDC IXIS
                                                                           Asset Management Services from
                                                                           2002 to 2003; Assistant
                                                                           Treasurer and Vice President,
                                                                           MFS Investment Management from
                                                                           1997 to 2002; and Assistant
                                                                           Treasurer of all of the Pioneer
                                                                           Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)      Assistant Treasurer      Serves at the          Assistant Vice President-Fund   None
                                                    discretion of          Accounting, Administration and
                                                    the Board              Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since
                                                                           November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)         Assistant Treasurer      Serves at the          Fund Accounting Manager-Fund    None
                                                    discretion of          Accounting, Administration and
                                                    the Board              Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since May
                                                                           2002
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)Assistant Treasurer      Serves at the          Fund Administration             None
                                                    discretion of          Manager-Fund Accounting,
                                                    the Board              Administration and Custody
                                                                           Services since June 2003;
                                                                           Assistant Vice President-Mutual
                                                                           Fund Operations of State Street
                                                                           Corporation from June 2002 to
                                                                           June 2003 (formerly Deutsche
                                                                           Bank Asset Management); Pioneer
                                                                           Fund Accounting, Administration
                                                                           and Custody Services (Fund
                                                                           Accounting Manager from August
                                                                           1999 to May 2002, Fund
                                                                           Accounting Services Supervisor
                                                                           from 1997 to July 1999);
                                                                           Assistant Treasurer of all
                                                                           Pioneer Funds since September
                                                                           2003
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                           Positions Held                                 Principal Occupation             Other Directorships
Name and Age               With the Fund            Term of Office        During Past Five Years           Held by this Officer
Martin J. Wolin (37)       Chief Compliance         Serves at the         Chief Compliance Officer of      None
                           Officer                  discretion of         Pioneer (Director of Compliance
                                                    the Board             and Senior Counsel from
                                                                          November 2000 to September
                                                                          2004); Vice President and
                                                                          Associate General Counsel of
                                                                          UAM Fund Services, Inc. (mutual
                                                                          fund administration company)
                                                                          from February 1998 to November
                                                                          2000; and Chief Compliance
                                                                          Officer of all of the Pioneer
                                                                          Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                            Pioneer Ibbotson Growth
Pioneer Fund                            Allocation Fund
Pioneer Balanced Fund                  Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund               Allocation Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund      International/Global Equity
Pioneer Growth Shares                  Pioneer Emerging Markets Fund
Pioneer Mid Cap Growth Fund            Pioneer Europe Select Fund
Pioneer Mid Cap Value Fund             Pioneer Europe Fund
Pioneer Oak Ridge Large Cap            Pioneer International Equity Fund
 Growth Fund                           Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
 Growth Fund
Pioneer Papp America-Pacific           Fixed Income
 Rim Fund                              Pioneer America Income Trust
Pioneer Papp Small and Mid Cap         Pioneer Bond Fund
 Growth Fund                           Pioneer California Tax Free
Pioneer Papp Stock Fund                 Income Fund
Pioneer Papp Strategic                 Pioneer Global High Yield Fund
 Growth Fund                           Pioneer High Yield Fund
Pioneer Real Estate Shares             Pioneer Municipal Bond Fund
Pioneer Research Fund                  Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund           Pioneer Strategic Income Fund
Pioneer Small Company Fund             Pioneer Tax Free Income Fund
Pioneer Value Fund

                                       Money Market
Asset Allocation                       Pioneer Cash Reserves Fund*
Pioneer Ibbotson Moderate              Pioneer Tax Free Money
 Allocation Fund                        Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan

A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10.500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

o Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)

This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts, new
accounts, prospectuses, applications and service forms          1-800-225-6292

FactFone(SM) for automated fund yields, prices, account
information and transactions                                    1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                                     PIONEER
                             -----------------------
                                 PAPP SMALL AND
                                 MID CAP GROWTH
                                      FUND




                                     Annual
                                     Report

                                    12/31/04




                                     [Logo]
                                     PIONEER
                                 Investements(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    1
Portfolio Summary                                                        2
Performance Update                                                       3
Comparing Ongoing Fund Expenses                                          7
Portfolio Management Discussion                                          9
Schedule of Investments                                                 12
Financial Statements                                                    16
Notes to Financial Statements                                           24
Report of Independent Registered Public Accounting Firm                 30
Trustees, Officers and Service Providers                                31
Retirement Plans From Pioneer                                           38
Programs and Services for Pioneer Shareowners                           40
The Pioneer Family of Mutual Funds                                      42

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Sincerely,

/s/Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                      96.9%
Depositary Receipts for International Stocks             3.1%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                  26.8%
Health Care                                             23.2%
Consumer Discretionary                                  16.6%
Industrials                                             14.1%
Financials                                              12.6%
Consumer Staples                                         5.5%
Materials                                                1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  Investors Financial Services              6.  Federated Investors, Inc.    3.08%
    Corp.                            3.48%
2.  C. R. Bard, Inc.                 3.14     7.  WPP Group Plc. (A.D.R.)      3.07
3.  UCBH Holdings, Inc.              3.14     8.  Fiserv, Inc.                 3.04
4.  Alberto-Culver Co. (Class B)     3.13     9.  Harte-Hanks, Inc.            3.03
5.  ChoicePoint, Inc.                3.10    10.  Patterson Co.                3.02

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share      12/31/04     12/31/03
                               $26.12       $24.76

                               Net
Distributions per Share        Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)            Income       Capital Gains   Capital Gains
                               $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund at public offering price, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)

                   Net Asset    Public Offering
Period               Value        Price (POP)
Life-of-Class
(12/15/98)          10.16%           9.08%
5 Years              8.07            6.80
1 Year               5.49           -0.61

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

             Pioneer Papp Small
             and Mid Cap Growth     Russell 2500
                    Fund            Growth Index
12/31/1998         $9,425              $10,000
                  $10,628              $15,550
12/31/2000        $13,920              $13,048
                  $14,037              $11,635
12/31/2002        $11,443               $8,251
                  $14,858              $12,072
12/31/2004        $15,669              $13,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/21/04.

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 2500 Growth Index is representative of the issues in the Fund's portfolio and will not provide the Russell 2000 Index in the future. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share       12/31/04       2/21/04
                                $25.94         $25.32

                                Net
Distributions per Share         Investment   Short-Term      Long-Term
(2/21/04 - 12/31/04)            Income       Capital Gains   Capital Gains
                                $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(12/15/98)           9.33%       9.33%
5 Years              7.25        7.25
1 Year               4.64        0.64

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

             Pioneer Papp Small
             and Mid Cap Growth     Russell 2500
                    Fund            Growth Index
12/31/1998        $10,000              $10,000
                  $11,191              $15,550
12/31/2000        $14,547              $13,048
                  $14,558              $11,635
12/31/2002        $11,778               $8,251
                  $15,178              $12,072
12/31/2004        $15,881              $13,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/21/04.

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 2500 Growth Index is representative of the issues in the Fund's portfolio and will not provide the Russell 2000 Index in the future. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share      12/31/04      2/21/04
                               $25.96        $25.32

                               Net
Distributions per Share        Investment    Short-Term      Long-Term
(2/21/04 - 12/31/04)           Income        Capital Gains   Capital Gains
                               $  -          $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.


Average Annual Total Returns
(As of December 31, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(12/15/98)           9.34%       9.34%
5 Years              7.27        7.27
1 Year               4.72        4.72

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

             Pioneer Papp Small
             and Mid Cap Growth     Russell 2500
                    Fund            Growth Index
12/31/1998        $10,000              $10,000
                  $11,191              $15,550
12/31/2000        $14,547              $13,048
                  $14,558              $11,635
12/31/2002        $11,778               $8,251
                  $15,178              $12,072
12/31/2004        $15,893              $13,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/21/04.

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 2500 Growth Index is representative of the issues in the Fund's portfolio and will not provide the Russell 2000 Index in the future. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                          CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share      12/31/04     2/21/04
                               $26.00       $25.32

                               Net
Distributions per Share        Investment   Short-Term      Long-Term
(2/21/04 - 12/31/04)           Income       Capital Gains   Capital Gains
                               $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Papp Small and Mid Cap Growth Fund, compared to that of the Russell 2500 Growth Index.

Average Annual Total Returns
(As of December 31, 2004)
                      If           If
Period               Held       Redeemed
Life-of-Class
(12/15/98)           9.61%        9.61%
5 Years              7.52         7.52
1 Year               4.92         4.92

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED DOCUMENT]

Value of $10,000 Investment

             Pioneer Papp Small
             and Mid Cap Growth     Russell 2500
                    Fund            Growth Index
12/31/1998        $10,000              $10,000
                  $11,219              $15,550
12/31/2000        $14,620              $13,048
                  $14,669              $11,635
12/31/2002        $11,898               $8,251
                  $15,371              $12,072
12/31/2004        $16,125              $13,834

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from 12/15/98 to 2/20/04 is the performance of Papp Small & Mid-Cap Growth Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Papp Small & Mid-Cap Growth Fund. Pioneer Papp Small and Mid Cap Growth Fund acquired the assets of Papp Small & Mid-Cap Growth Fund in a reorganization on 2/21/04.

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. Pioneer believes the Russell 2500 Growth Index is representative of the issues in the Fund's portfolio and will not provide the Russell 2000 Index in the future. You cannot invest directly in any index.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Papp Small and Mid Cap Growth
Fund

Based on actual returns from July 1, 2004 through December 31, 2004


Share Class                           A              B              C              R
-----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04
Ending Account Value             $1,004.19      $  999.61      $1,000.00      $1,003.13
On 12/31/04
Expenses Paid During Period*     $    6.26      $   14.34      $   13.72      $    7.22

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.85%, 2.73% and 1.43%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                   (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Papp Small and Mid Cap Growth
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

Share Class                          A              B              C              R
-----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04
Ending Account Value             $1,018.85      $1,014.28      $1,014.63      $1,017.50
On 12/31/04
Expenses Paid During Period*     $    6.30      $   14.44      $   13.82      $    7.28

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.85%, 2.73% and 1.43%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

Equity markets rose in 2004, led by strong relative performance by small- and mid-cap stocks, especially the securities of companies showing the greatest earnings growth in a cyclical rebound. In the following interview, L. Roy Papp and Rosellen C. Papp, who are responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Papp Small and Mid Cap Growth Fund during the 12-month period ended December 31, 2004.

Q:   How did the Fund perform?

A: Pioneer Papp Small and Mid Cap Growth Fund produced positive results, although its emphasis on stable growth companies caused it to trail small- and mid-cap averages. For the 12 months ended December 31, 2004, the Fund's Class A shares returned 5.49% at net asset value. During the same 12 months, the benchmark Russell 2500 Growth Index returned 14.31%, while the average return of the 529 funds in Lipper's Mid-Cap Growth Category was 12.79%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What factors affected Fund performance?

A: We emphasize higher quality growth companies with healthy balance sheets, consistent long-term earnings, strong profit growth and relatively little debt. In 2004, the performance of the stocks of these companies tended to trail the stocks of companies with more volatile earnings. We placed a strong emphasis on technology companies, many of which trailed market averages until the final two months of the year. Within technology, we also held the stocks of many semiconductor companies because of our confidence in their long-term earnings prospects. Our semiconductor holdings also were diversified, by their customers, across many different industries. However, when Intel, the largest semiconductor company, reported decelerating earnings growth for a quarter, all semiconductor stocks tended to fall. Moreover, we tended to de-emphasize small- and mid-cap software companies because they include relatively few corporations that have the potential to dominate their industries. Our concerns about valuations also

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                          (continued)
--------------------------------------------------------------------------------

     caused us to avoid some high-flying Internet stocks, most notably Yahoo and Google.

     Our focus has been predominately on mid-cap companies that meet our quality criteria. They are companies with long-term operating histories, usually more than 15 to 20 years, and we try to invest in them for long periods of time. Because we focus on companies with consistent earnings, we also de-emphasize cyclical companies whose earnings tend to fluctuate dramatically depending on the business cycle.

Q:   What were some of the investments that helped performance?

A: Among the investments that supported Fund performance, was UCBH Holdings, which was a standout. This West Coast bank specializes in offering services to the fast-growing Asian-American community and recently opened a new branch in Hong Kong. Another financial services company that appreciated substantially was T. Rowe Price, the asset management and mutual fund company. We believe it is in a strong position to benefit from proposals to privatize retirement and health care accounts.

     Other investments that contributed to Fund performance included: Apollo Group, which provides adult vocational educational programs both on campuses and on the Internet; O'Reilly Automotive, a supplier of aftermarket auto parts; Polaris, a manufacturer of all-terrain vehicles and personal watercraft; and Plantronics, a leader in developing telephone headsets. Several health-care related stocks also performed well, including: ResMed, which is developing products for patients with sleep disorders; Dentsply International, which provides dental supplies; and Waters, which provides specialized equipment to the biotechnology industry. C.R. Bard, a medical products company, was a new addition to the portfolio and was a stock that performed well.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What were some of the investments that proved disappointing?

A: We emphasize companies with records of consistent earnings. As a result, we were underweighted in oil service companies, whose stock prices registered strong gains as the price of oil soared during the year. Semiconductor industry holdings that detracted from results during the year included Novellus, Semtech and Microchip. Despite their disappointing performance during 2004, we remain confident about their longer-term prospects and continue to hold them. However, we did sell several investments that had disappointed us, including Entercom Communications, which operates a chain of radio stations; American Italian Pasta; and Tiffany's.

Q:   What is your outlook?

A: We feel confident about the future earnings prospects of the investments in our portfolio. We have just gone through a period in which many highly speculative companies, including some with inconsistent earnings records, have performed well. We believe that environment will not last forever.

     We think Pioneer Papp Small & Mid Cap Growth Fund is well positioned for an environment that places a higher value on companies that strive to deliver consistent earnings growth over longer periods of time.

     The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of a fund holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.





Any information in this shareholder report regarding market or economic trends or the factors' influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

Shares                                                              Value
             COMMON STOCKS - 96.5%
             Materials - 1.2%
             Specialty Chemicals - 1.2%
  10,000     Sigma-Aldrich Corp.                              $   604,600
                                                              -----------
             Total Materials                                  $   604,600
                                                              -----------
             Capital Goods - 2.8%
             Manufacturing - 2.8%
  27,000     Mettler-Toledo International, Inc.*              $ 1,385,370
                                                              -----------
             Total Capital Goods                              $ 1,385,370
                                                              -----------
             Commercial Services & Supplies - 10.8%
             Data Processing Services - 1.6%
  45,700     Forrester Research, Inc.*                        $   819,858
                                                              -----------
             Diversified Commercial Services - 9.2%
  11,000     Apollo Group, Inc.*                              $   887,810
  33,000     ChoicePoint, Inc.*                                 1,517,670
  31,000     Cintas Corp.                                       1,359,660
  50,000     DeVry, Inc.*                                         868,000
                                                              -----------
                                                              $ 4,633,140
                                                              -----------
             Total Commercial Services & Supplies             $ 5,452,998
                                                              -----------
             Transportation - 2.8%
             Air Freight & Couriers - 2.8%
  25,500     Expeditors International of Washington, Inc.     $ 1,424,940
                                                              -----------
             Total Transportation                             $ 1,424,940
                                                              -----------
             Consumer Durables & Apparel - 2.6%
             Leisure Products - 2.6%
  19,000     Polaris Industries, Inc.                         $ 1,292,380
                                                              -----------
             Total Consumer Durables & Apparel                $ 1,292,380
                                                              -----------
             Hotels, Restaurants & Leisure - 2.2%
             Restaurants - 2.2%
  31,350     Brinker International, Inc.*                     $ 1,099,445
                                                              -----------
             Total Hotels, Restaurants & Leisure              $ 1,099,445
                                                              -----------
             Media - 6.8%
             Advertising - 5.9%
  57,050     Harte-Hanks, Inc.                                $ 1,482,159
  27,500     WPP Group Plc (A.D.R.)                             1,502,875
                                                              -----------
                                                              $ 2,985,034
                                                              -----------

12
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
             Broadcasting & Cable Television - 0.9%
  28,250     Saga Communications, Inc.*                   $   476,013
                                                          -----------
             Total Media                                  $ 3,461,047
                                                          -----------
             Retailing - 4.4%
             General Merchandise Stores - 1.9%
  31,700     Family Dollar Stores, Inc.                   $   989,991
                                                          -----------
             Specialty Stores - 2.5%
  28,000     O'Reilly Automotive, Inc.*                   $ 1,261,400
                                                          -----------
             Total Retailing                              $ 2,251,391
                                                          -----------
             Household & Personal Products - 5.3%
             Household Products - 2.3%
  19,600     Clorox Co.                                   $ 1,155,028
                                                          -----------
             Personal Products - 3.0%
  31,500     Alberto-Culver Co. (Class B)                 $ 1,529,955
                                                          -----------
             Total Household & Personal Products          $ 2,684,983
                                                          -----------
             Health Care Equipment & Services - 22.4%
             Health Care Distributors - 2.9%
  34,000     Patterson Co.*                               $ 1,475,260
                                                          -----------
             Health Care Equipment - 14.5%
  24,000     C. R. Bard, Inc.                             $ 1,535,520
  24,700     Dentsply International, Inc.                   1,388,140
  38,000     Molecular Devices Corp.*                         763,800
  23,000     ResMed, Inc.*                                  1,175,300
  21,800     Stryker Corp.                                  1,051,850
  37,000     Techne Corp.*                                  1,439,300
                                                          -----------
                                                          $ 7,353,910
                                                          -----------
             Health Care Services - 5.0%
  12,000     Express Scripts, Inc.*                       $   917,280
  12,700     Medco Health Solutions, Inc.*                    528,320
  46,500     IMS Health, Inc.                               1,079,265
                                                          -----------
                                                          $ 2,524,865
                                                          -----------
             Total Health Care Equipment & Services       $11,354,035
                                                          -----------
             Banks - 3.0%
             Regional Banks - 3.0%
  33,500     UCBH Holdings, Inc.                          $ 1,534,970
                                                          -----------
             Total Banks                                  $ 1,534,970
                                                          -----------

                                                                              13
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                  (continued)
--------------------------------------------------------------------------------

Shares                                                              Value
             Diversified Financials - 9.1%
             Asset Management & Custody Banks - 9.1%
  49,500     Federated Investors, Inc.                        $ 1,504,800
  34,000     Investors Financial Services Corp.                 1,699,320
  23,000     T. Rowe Price Associates, Inc.                     1,430,600
                                                              -----------
                                                              $ 4,634,720
                                                              -----------
             Total Diversified Financials                     $ 4,634,720
                                                              -----------
             Software & Services - 8.3%
             Data Processing & Outsourced Services - 8.3%
  25,800     DST Systems, Inc.*                               $ 1,344,696
  37,000     Fiserv, Inc.*                                      1,487,030
  49,000     SunGard Data Systems, Inc.*                        1,388,170
                                                              -----------
                                                              $ 4,219,896
                                                              -----------
             Total Software & Services                        $ 4,219,896
                                                              -----------
             Technology Hardware & Equipment - 6.8%
             Communications Equipment - 1.1%
  13,000     Plantronics, Inc.                                $   539,110
                                                              -----------
             Electronic Equipment & Instruments - 1.7%
  19,000     Waters Corp.*                                    $   889,010
                                                              -----------
             Electronic Manufacturing Services - 4.0%
  51,100     Molex, Inc.                                      $ 1,361,814
  24,750     National Instruments Corp.                           674,438
                                                              -----------
                                                              $ 2,036,252
                                                              -----------
             Total Technology Hardware & Equipment            $ 3,464,372
                                                              -----------
             Semiconductors - 8.0%
             Semiconductor Equipment - 2.6%
  16,000     KLA-Tencor Corp.*                                $   745,280
  21,000     Novellus Systems, Inc.*                              585,690
                                                              -----------
                                                              $ 1,330,970
                                                              -----------
             Semiconductors - 5.4%
  21,000     Linear Technology Corp.                          $   813,960
  47,000     Microchip Technology                               1,253,020
  29,000     Semtech Corp.*                                       634,230
                                                              -----------
                                                              $ 2,701,210
                                                              -----------
             Total Semiconductors                             $ 4,032,180
                                                              -----------
             TOTAL COMMON STOCKS
             (Cost $39,733,850)                               $48,897,327
                                                              -----------

14
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Shares                                                       Value
           TOTAL INVESTMENTS IN SECURITIES - 96.5%
           (Cost $39,733,850) (a)                      $48,897,327
                                                       -----------
           OTHER ASSETS AND LIABILITIES - 3.5%         $ 1,763,141
                                                       -----------
           TOTAL NET ASSETS - 100.0%                   $50,660,468
                                                       -----------

(A.D.R.)  American Depositary Receipt.
       *  Non-income producing security.
     (a)  At December 31, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $39,733,850 was as follows:
          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost                    $9,646,531
          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value                      (483,054)
                                                                              ----------
          Net unrealized gain                                                $9,163,477
                                                                              ----------

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $23,197,064 and $2,681,871, respectively.

                                                                              15
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $39,733,850)             $ 48,897,327
  Receivables -
   Investment securities sold                                1,980,229
   Fund shares sold                                            382,898
   Dividends, interest and foreign taxes withheld               16,785
  Other                                                          2,477
                                                          ------------
     Total assets                                         $ 51,279,716
                                                          ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                $     62,972
  Due to bank                                                  462,574
  Due to affiliates                                             35,403
  Accrued expenses                                              58,299
                                                          ------------
     Total liabilities                                    $    619,248
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $ 42,860,469
  Accumulated net realized loss on investments              (1,363,478)
  Net unrealized gain on investments                         9,163,477
                                                          ------------
     Total net assets                                     $ 50,660,468
                                                          ------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $40,503,558/1,550,700 shares)         $      26.12
                                                          ------------
  Class B (based on $3,927,218/151,383 shares)            $      25.94
                                                          ------------
  Class C (based on $5,860,123/225,744 shares)            $      25.96
                                                          ------------
  Class R (based on $369,569/14,214 shares)               $      26.00
                                                          ------------
MAXIMUM OFFERING PRICE:
  Class A ($26.12 [divided by] 94.25%)                    $      27.71
                                                          ------------

16
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $743)         $157,331
  Interest                                                     7,941
                                                            --------
     Total investment income                                               $   165,272
                                                                           -----------
EXPENSES:
  Management fees                                           $308,701
  Transfer agent fees and expenses
   Class A                                                    40,576
   Class B                                                     5,649
   Class C                                                     5,622
   Class R                                                       125
  Distribution fees
   Class A                                                    69,008
   Class B                                                    18,069
   Class C                                                    23,612
   Class R                                                       335
  Administrative reimbursements                               15,417
  Custodian fees                                              13,632
  Registration fees                                           84,072
  Professional fees                                           52,627
  Printing expense                                            27,526
  Fees and expenses of nonaffiliated trustees                  6,059
  Miscellaneous                                                5,999
                                                            --------
     Total expenses                                                        $   677,029
                                                                           -----------
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                       (195,846)
                                                                           -----------
     Net expenses                                                          $   481,183
                                                                           -----------
       Net investment loss                                                 $  (315,911)
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $  (556,013)
                                                                           -----------
  Change in net unrealized gain on investments                             $ 3,335,258
                                                                           -----------
   Net gain on investments                                                 $ 2,779,245
                                                                           -----------
   Net increase in net assets resulting from operations                    $ 2,463,334
                                                                           -----------


                                                                              17
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                                          Year Ended         Year Ended
                                                           12/31/04           12/31/03
FROM OPERATIONS:
Net investment loss                                    $   (315,911)       $   (168,663)
Net realized loss on investments                           (556,013)           (380,280)
Change in net unrealized gain on investments              3,335,258           6,071,591
                                                       -------------       ------------
   Net increase in net assets resulting from
     operations                                        $  2,463,334        $  5,522,648
                                                       -------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $ 35,731,301        $  8,728,569
Cost of shares repurchased                              (13,779,468)         (3,665,139)
                                                       -------------       ------------
Net increase in net assets resulting from
Fund share transactions                                $ 21,951,833        $  5,063,430
                                                       -------------       ------------
   Net increase in net assets                          $ 24,415,167        $ 10,586,078
NET ASSETS:
Beginning of year                                        26,245,301          15,659,223
                                                       -------------       ------------
End of year (including net investment income (loss)
  of ($0) and $0, respectively)                        $ 50,660,468        $ 26,245,301
                                                       -------------       ------------

18
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                             '04 Shares       '04 Amount      '03 Shares     '03 Amount
CLASS A
Shares sold                    978,829     $ 24,463,232         405,188     $ 8,728,569
Less shares repurchased       (487,984)     (12,274,043)       (168,571)     (3,665,139)
                              --------     -------------       --------     -----------
   Net increase                490,845     $ 12,189,189         236,617     $ 5,063,430
                              --------     -------------       --------     -----------
CLASS B (a)
Shares sold                    194,370     $  4,822,998
Less shares repurchased        (42,987)      (1,047,620)
                              --------     -------------
   Net increase                151,383     $  3,775,378
                              --------     -------------
CLASS C (a)
Shares sold                    243,715     $  6,068,076
Less shares repurchased        (17,971)        (440,629)
                              --------     -------------
   Net increase                225,744     $  5,627,447
                              --------     -------------
CLASS R (a)
Shares sold                     14,882     $    376,995
Less shares repurchased           (668)         (17,176)
                              --------     -------------
   Net increase                 14,214     $    359,819
                              --------     -------------

(a) Class B, Class C, and Class R shares were first publicly offered February 23, 2004.

                                                                              19
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
CLASS A                                                            12/31/04      12/31/03      12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                               $ 24.76       $ 19.02      $  23.28      $ 23.02      $ 18.31
                                                                   -------       -------      --------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                               $ (0.16)      $ (0.10)     $  (0.01)     $ (0.12)     $ (0.14)
 Net realized and unrealized gain (loss) on investments               1.52          5.84         (4.25)        0.38         5.89
                                                                   -------       -------      --------      -------      -------
   Net increase (decrease) from investment operations              $  1.36       $  5.74      $  (4.26)     $  0.26      $  5.75
Distributions to shareowners:
 Net realized gain                                                       -             -             -            -        (1.04)
                                                                   -------       -------      --------      -------      -------
Net increase (decrease) in net asset value                         $  1.36       $  5.74      $  (4.26)     $  0.26      $  4.71
                                                                   -------       -------      --------      -------      -------
Net asset value, end of period                                     $ 26.12       $ 24.76      $  19.02      $ 23.28      $ 23.02
                                                                   -------       -------      --------      -------      -------
Total return*                                                         5.49%        30.18%       (18.30)%       1.13%       31.32%
Ratio of net expenses to average net assets+                          1.25%         1.25%         1.25%        1.25%        1.25%
Ratio of net investment loss to average net assets+                  (0.78)%       (0.83)%       (0.88)%      (0.86)%      (0.89)%
Portfolio turnover rate                                                  8%            4%            5%          11%          40%
Net assets, end of period (in thousands)                           $40,504       $26,245      $ 15,659      $ 9,764      $ 6,762
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.79%         1.38%         1.56%        1.69%        1.89%
 Net investment loss                                                 (1.33)%       (0.96)%       (1.19)%      (1.30)%      (1.53)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.25%         1.25%         1.25%        1.25%        1.25%
 Net investment loss                                                 (0.78)%       (0.83)%       (0.88)%      (0.86)%      (0.89)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/21/04
                                                                              to
                                                                           12/31/04
CLASS B
Net asset value, beginning of period                                      $  25.32
                                                                          --------
Increase (decrease) from investment operations:
  Net investment loss                                                     $  (0.20)
  Net realized and unrealized gain                                            0.82
                                                                          --------
     Net increase from investment operations                              $   0.62
                                                                          --------
Net increase in net asset value                                           $   0.62
                                                                          --------
Net asset value, end of period                                            $  25.94
                                                                          --------
Total return*                                                                 2.45%(b)
Ratio of net expenses to average net assets+                                  2.16%**
Ratio of net investment loss to average net assets+                          (1.68)%**
Portfolio turnover rate                                                          8%
Net assets, end of period (in thousands)                                  $  3,927
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                2.74%**
  Net investment loss                                                        (2.26)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                2.16%**
  Net investment loss                                                        (1.68)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

                                                                              21
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/21/04
                                                                              to
                                                                           12/31/04
CLASS C
Net asset value, beginning of period                                      $  25.32
                                                                          --------
Increase (decrease) from investment operations:
  Net investment loss                                                     $  (0.17)
  Net realized and unrealized gain on investments                             0.81
                                                                          --------
     Net increase from investment operations                              $   0.64
                                                                          --------
Net increase in net asset value                                           $   0.64
                                                                          --------
Net asset value, end of period                                            $  25.96
                                                                          --------
Total return*                                                                 2.53%(b)
Ratio of net expenses to average net assets+                                  2.07%**
Ratio of net investment loss to average net assets+                          (1.59)%**
Portfolio turnover rate                                                          8%
Net assets, end of period (in thousands)                                  $  5,860
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                2.67%**
  Net investment loss                                                        (2.19)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                2.07%**
  Net investment loss                                                        (1.59)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

22
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           2/21/04
                                                                              to
                                                                           12/31/04
CLASS R
Net asset value, beginning of period                                      $  25.32
                                                                          --------
Increase from investment operations:
  Net investment loss                                                     $  (0.05)
  Net realized and unrealized gain on investments                             0.73
                                                                          --------
     Net increase from investment operations                              $   0.68
                                                                          --------
Net increase in net asset value                                           $   0.68
                                                                          --------
Net asset value, end of period                                            $  26.00
                                                                          --------
Total return*                                                                 2.69%(b)
Ratio of net expenses to average net assets+                                  1.51%**
Ratio of net investment loss to average net assets+                          (1.00)%**
Portfolio turnover rate                                                          8%
Net assets, end of period (in thousands)                                  $    370
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                2.09%**
  Net investment loss                                                        (1.58)%**
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                                1.51%**
  Net investment loss                                                        (1.00)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

                                                                              23
   The accompanying notes are an integral part of these financial statements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Papp Small & Mid Cap-Growth Fund (the Fund), is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which commenced operations on February 20, 2004 is the successor to the Papp Small and Mid Cap Growth Fund, Inc. Papp Small and Mid Cap Growth Fund transferred all of its net assets in exchange for the Fund's Class A shares in a one-to-one exchange ratio on February 20, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" was approved by the Shareholders of Papp Small and Mid Cap Growth Fund, Inc. on February 20, 2004). Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class B, Class C, and Class R shares were first publicly offered on February 23, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2004, the Fund had a net capital loss carryforward of $1,363,478, of which $161,145 will expire in 2009, $266,040 will expire in
    2010, $380,280 will expire in 2011 and $556,013 will expire in 2012, if not utilized.

    There were no distributions paid during the fiscal years ended December 31, 2003 and December 31, 2004.

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                            2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                          $        -
  Capital Loss Carryforward                              (1,363,478)
  Unrealized appreciation                                 9,163,477
                                                         ----------
  Total                                                  $7,799,999
                                                         ----------
--------------------------------------------------------------------------------

    At December 31, 2004, the Fund has reclassified $315,911 to decrease undistributed net investment loss and $315,911 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $31,602 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

2.  Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% of the excess over $1 billion.

PIM and not the Fund pays a portion of the fee it receives from the Fund to L. Roy Papp & Associates LLP (Papp) as compensation for its sub advisory services to the Fund.

Prior to the reorganization, Papp Small and Mid Cap Growth Fund, Inc. was advised by Papp, which received an annual fee equal to 1.0% of the Fund's net assets.

Through December 31, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25% of average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Class R shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                            (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On December 31, 2004, $13,691 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.  Transfer Agent
Since the Reorganization PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $ 4,718 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization Papp was the transfer and shareholder servicing agent.

4.  Distribution and Service Plans
Effective February 20, 2004 the Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $16,994 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 20, 2004 a CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within 18 months of purchase. Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $2,286 were paid to PFD.

5.  Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, there were no reductions under such arrangements.

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Pioneer Series Trust II and the Shareowners of Pioneer Papp Small and Mid Capital Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Papp Small and Mid Capital Growth Fund, one of the series constituting Pioneer Series Trust II (the "Trust"), (formerly Papp Small and Mid Capital Growth Fund, Inc.) as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights, for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for each of the two years in the period ended December 31, 2003 were audited by other auditors whose report, dated January 23, 2004, expressed an unqualified opinion on this statement and those financial highlights. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated January 17, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Papp Small and Mid Capital Growth Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

                                              /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

Pioneer Papp Small and Mid Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund             Term of Office         Past Five Years               by this Trustee
John F. Cogan, Jr. (78)*     Chairman of the Board,    Serves until           Trustee and President         Director of Harbor
                             Trustee and President     successor trustee is   Services until retirement     Global Company, Ltd.
                                                       elected or earlier     or removal; Deputy
                                                       retirement or          Chairman and a Director
                                                       removal                of Pioneer Global Asset
                                                                              Management S.p.A
                                                                              ("PGAM"); Non- Executive
                                                                              Chairman and a Director
                                                                              of Pioneer investment
                                                                              Management USA Inc.
                                                                              ("PIM-USA"); Chairman and
                                                                              a Director of Pioneer;
                                                                              Alternative Investment
                                                                              Management Limited
                                                                              (Dublin); President and a
                                                                              Director of Pioneer
                                                                              Alternative Investment
                                                                              Management (Bermuda)
                                                                              Limited and affiliated
                                                                              funds; President and
                                                                              Director of funds;
                                                                              President and Director of
                                                                              Pioneer funds;and Of
                                                                              counsel (since 2000,
                                                                              partner prior to 2000),
                                                                              Wilmer Cutler Pickering
                                                                              Hale and Dorr LLP
                                                                              (counsel to PIM-USA and
                                                                              the Pioneer Funds).

*    Mr. Cogan is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**        Trustee and               Serves until           President and Chief           None
                             Executive Vice President  successor trustee is   Executive Officer,
                                                       elected or earlier     PIM-USA since May 2003
                                                       retirement or          (Director since January
                                                       removal                2001); President and
                                                                              Director of Pioneer since
                                                                              May 2003; Chairman and
                                                                              Director of Pioneer
                                                                              Investment Management
                                                                              Shareholder Services,
                                                                              Inc. ("PIMSS") since May
                                                                              2003; Executive Vice
                                                                              President of all of the
                                                                              Pioneer Funds since June
                                                                              2003; Executive Vice
                                                                              President and Chief
                                                                              operating Officer of
                                                                              PIM-USA, November 2000 to
                                                                              May 2003; Executive Vice
                                                                              President, Cheif
                                                                              Financial Officer and
                                                                              Treasurer, John Hancock
                                                                              Advisers, L.L.C., Boston,
                                                                              MA, November 1999 to
                                                                              November 2000; Senior
                                                                              Vice President and Chief
                                                                              Financial Officer, John
                                                                              Hancock Adviser, L.L.C.,
                                                                              April 1997 to November
                                                                              1999.

**   Mr. Hood is an Interested Trustee because he is an officer or director of
     Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund           Term of Office           Past Five Years               by this Trustee
David R. Bock (61)**         Trustee since 2005.     Serves until a           Senior Vice President and     Director of The
3050 K. Street NW,                                   successor trustee        Chief Financial Officer,      Enterprise Social
Washington, DC 20007                                 is elected or earlier    I-trax, Inc. (publicly        Investment Company
                                                     retirement or removal.   traded health care            (privately-held
                                                                              services company)             affordable housing
                                                                              (2001-present); Managing      finance company);
                                                                              Partner, Federal City         Director of New York
                                                                              Capital Advisors              Mortgage Trust (publicly
                                                                              (boutique merchant bank)      traded mortgage REIT)
                                                                              (1995-2000; 2002 to
                                                                              2004); Executive Vice
                                                                              President and Chief
                                                                              Financial Officer,
                                                                              Pedestal Inc.
                                                                              (internet-based mortgage
                                                                              trading company)
                                                                              (2000-2002)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)            Trustee since 2004.     Serves until             President, Bush               Director of Brady
3509 Woodbine Street,                                successor trustee        International                 Corporation (industrial
Chevy Chase, MD 20815                                is elected or earlier    (international financial      identification and
                                                     retirement or removal    advisory firm)                specialty coated
                                                                                                            material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)    Trustee since 2004.     Serves until             Founding Director, The        None
1001 Sherbrooke Street West,                         successor trustee        Winthrop Group, Inc.
Montreal, Quebec, Canada                             is elected or earlier    (consulting firm);
H3A 1G5                                              retirement or removal    Professor of Management,
                                                                              Faculty of Management,
                                                                              McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund           Term of Office           Past Five Years               by this Trustee
Marguerite A. Piret (56)        Trustee since 2004.   Serves until            President and Chief           Director of New America
One Boston Place, 28th Floor,                         successor trustee       Executive Officer,            High Income Fund, Inc.
Boston, MA 02108                                      is elected or earlier   Newbury, Piret &              (closed-end investment
                                                      retirement or removal   Company, Inc.                 company)
                                                                              (investment banking
                                                                              firm)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee since 2004.   Serves until            Senior Counsel, Sullivan      Director, The Swiss
125 Broad Street,                                     successor trustee       & Cromwell (law firm)         Helvetia Fund, Inc.
New York, NY 10004                                    is elected or earlier                                 (closed-end investment
                                                      retirement or removal                                 company) and AMVESCAP
                                                                                                            PLC (investment
                                                                                                            managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee since 2004.   Serves until            President, John Winthrop      None
One North Adgers Wharf,                               successor trustee       & Co., Inc. (private
Charleston, SC 29401                                  is elected or earlier   investment firm)
                                                      retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund         Term of Office             Past Five Years               by this Officer
Dorothy E. Bourassa (57)     Secretary             Serves at the discretion   Secretary of PIM-USA;         None
                                                   of the Board               Senior Vice President-
                                                                              Legal of Pioneer; and
                                                                              Secretary/Clerk of most
                                                                              of PIM-USA's
                                                                              subsidiaries since
                                                                              October 2000; Secretary
                                                                              of all of the Pioneer
                                                                              Funds since February
                                                                              2004 (Assistant
                                                                              Secretary from November
                                                                              2000 to September 2003);
                                                                              and Senior Counsel,
                                                                              Assistant Vice President
                                                                              and Director of
                                                                              Compliance of PIM-USA
                                                                              from April 1998 through
                                                                              October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the discretion   Assistant Vice President      None
                                                   of the Board               and Senior Counsel of
                                                                              Pioneer since July 2002;
                                                                              Vice President and
                                                                              Senior Counsel of BISYS
                                                                              Fund Services, Inc.
                                                                              (April 2001 to June
                                                                              2002); Senior Vice
                                                                              President and Deputy
                                                                              General Counsel of Funds
                                                                              Distributor, Inc. (July
                                                                              2000 to April 2001; Vice
                                                                              President and Associate
                                                                              General Counsel from
                                                                              July 1996 to July 2000);
                                                                              Assistant Secretary of
                                                                              all Pioneer Funds since
                                                                              February 2004
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the discretion   Partner, Wilmer Cutler        None
                                                   of the Board               Pickering Hale and Dorr
                                                                              LLP; Assistant Secretary
                                                                              of all Pioneer Funds
                                                                              since February 2004
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the discretion   Vice President-Fund           None
                                                   of the Board               Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer; and Treasurer
                                                                              of all of the Pioneer
                                                                              Funds (Assistant
                                                                              Treasurer from June 1999
                                                                              to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund         Term of Office             Past Five Years               by this Officer
Mark E. Bradley (45)          Assistant Treasurer   Serves at the discretion  Deputy Treasurer of           None
                                                    of the Board              Pioneer since 2004;
                                                                              Treasurer and Senior
                                                                              Vice President, CDC IXIS
                                                                              Asset Management
                                                                              Services from 2002 to
                                                                              2003; Assistant
                                                                              Treasurer and Vice
                                                                              President, MFS
                                                                              Investment Management
                                                                              from 1997 to 2002; and
                                                                              Assistant Treasurer of
                                                                              all of the Pioneer Funds
                                                                              since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Treasurer   Serves at the discretion  Assistant Vice                None
                                                    of the Board              President-Fund
                                                                              Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer; and Assistant
                                                                              Treasurer of all of the
                                                                              Pioneer Funds since
                                                                              November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant Treasurer   Serves at the discretion  Fund Accounting               None
                                                    of the Board              Manager-Fund Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer; and Assistant
                                                                              Treasurer of all of the
                                                                              Pioneer Funds since May
                                                                              2002
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant Treasurer   Serves at the discretion  Fund Administration           None
                                                    of the Board              Manager-Fund Accounting,
                                                                              Administration and
                                                                              Custody Services since
                                                                              June 2003; Assistant
                                                                              Vice President-Mutual
                                                                              Fund Operations of State
                                                                              Street Corporation from
                                                                              June 2002 to June 2003
                                                                              (formerly Deutsche Bank
                                                                              Asset Management);
                                                                              Pioneer Fund Accounting,
                                                                              Administration and
                                                                              Custody Services (Fund
                                                                              Accounting Manager from
                                                                              August 1999 to May 2002,
                                                                              Fund Accounting Services
                                                                              Supervisor from 1997 to
                                                                              July 1999); Assistant
                                                                              Treasurer of all Pioneer
                                                                              Funds since September
                                                                              2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Papp Small and Mid Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                             Positions Held                                   Principal Occupation During   Other Directorships Held
Name and Age                 With the Fund         Term of Office             Past Five Years               by this Officer
Martin J. Wolin (37)   Chief Compliance   Serves at the discretion            Chief Compliance Officer
                       Officer            of the Board                        of Pioneer (Director of
                                                                              Compliance and Senior
                                                                              Counsel from November
                                                                              2000 to September 2004);
                                                                              Vice President and
                                                                              Associate General
                                                                              Counsel of UAM Fund
                                                                              Services, Inc. (mutual
                                                                              fund administration
                                                                              company) from February
                                                                              1998 to November 2000;
                                                                              and Chief Compliance
                                                                              Officer of all of the
                                                                              Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $4,000, or $4,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $4,000, or $4,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year, or $18,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution up to $170,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000, or $18,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can defer up to $9,000, or $10.500 if age 50 or older. Employer makes additional required contributions.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year, or $18,000 if age 50 or older.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

o Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com




Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
 Growth Fund
Pioneer Papp America-Pacific
 Rim Fund
Pioneer Papp Small and
 Mid Cap Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
 Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

Asset Allocation
Pioneer Ibbotson Moderate
 Allocation Fund
Pioneer Ibbotson Growth
 Allocation Fund
Pioneer Ibbotson Aggressive
 Allocation Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free
 Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                           This page for your notes.

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     PIONEER
                                     -------
                                   CALIFORNIA
                                 TAX FREE INCOME
                                      FUND

                                     ANNUAL
                                     REPORT

                                    12/31/04

                                 [LOGO] PIONEER
                                        Investments(R)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareowners                                      1

Portfolio Summary                                          2

Performance Update                                         3

Comparing Ongoing Fund Expenses                            7

Portfolio Management Discussion                            9

Schedule of Investments                                   12

Financial Statements                                      15

Notes to Financial Statements                             23

Report of Independent Registered Public Accounting Firm   29

Trustees, Officers and Service Providers                  30

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

DEAR SHAREOWNER,
--------------------------------------------------------------------------------

We would like to welcome you to the first annual report of the Pioneer California Tax Free Income Fund. We would also like to extend a special welcome to fund investors who have joined us from the former Safeco California Tax-Free Income Fund. Pioneer became the investment manager of the former Safeco Funds on August 2, 2004. On December 13, 2004, the transaction bringing all of the Safeco Funds to Pioneer Investments was completed.

WHO WE ARE

For over 75 years, Pioneer Investments has been an innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out the very best opportunities around the globe, while not compromising on risk management. We know that we will not be successful unless we can deliver results to our shareowners. That is why our deliberate approach to risk assessment and our original, fundamental research are at the very heart of our investment discipline.

We complement our patient and thoughtful approach with a global presence that has its roots in the Pioneer Fund launched in 1928 by investing legend Philip Carret. From the very beginning, Mr. Carret had a deep appreciation for the merits of international investing. Over the years we have evolved our international investment capability beyond merely purchasing securities from foreign issuers. With investment hubs around the globe, Pioneer now combines a worldwide presence with unique market insights, to share the very best investment ideas among our research and portfolio management teams.

EXTENSIVE EXPERIENCE IN TAX-FREE MONEY MANAGEMENT

Pioneer currently has $2.2 billion of tax-exempt securities under management and has been managing tax-exempt assets since the inception of Pioneer Tax Free Income Fund in 1977. On November 1, 2004, Pioneer Investment Management hired Stephen C. Bauer as Senior Portfolio Manager under the direction of Ken Taubes, Director of U.S. Fixed Income Management, to lead the investment team for Pioneer California Tax Free Income Fund. While at Safeco, Mr. Bauer managed the former Safeco California Tax-Free Income Fund from 1983 through July 2004, after which Pioneer became the investment advisor to the Fund. In addition to being a former portfolio manager and treasurer of Safeco Insurance Company, Mr. Bauer is the former President and Director of Safeco Asset Management Company.

We are glad that you are an investor with us in Pioneer California Tax Free Income Fund. If you have questions about your investment or other mutual fund offerings from Pioneer, please contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneer funds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

SECTOR DISTRIBUTION
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Insured              36.8%
Health               18.8%
Various Revenues     11.9%
Water & Sewer         6.5%
Education             6.3%
Power                 5.4%
General Obligation    5.3%
Special Revenues      4.9%
Escrowed              3.4%
Reserves              0.7%

PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA    40.2%
AA      4.3%
A      31.2%
BBB    18.3%
BB      5.3%
Cash    0.7%

10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.  Alameda Corridor Transportation Authority, 4.75%, 10/1/25 6.06%
 2.  Duarte California Certificates of Participation, 5.25%, 4/1/31          5.81
 3.  California Health Facilities Financing Authority, 6.25%, 12/1/34        5.79
 4.  California State, 4.75%, 4/1/29                                         5.38
 5.  San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33          5.28
 6.  Central California Joint Powers Health Financing Center, 6.0%, 2/1/30   4.97
 7.  Metropolitan Water District of Southern California, 5.0%, 7/1/37        4.35
 8.  California State Department of Water Resources Power Supply,
     5.25%, 5/1/20                                                           3.84
 9.  California State University Fresno Association, Inc., 6.0%, 7/1/26      3.82
10.  University of California Revenues, 5.0%, 5/15/36                        3.68

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                             $ 12.65    $ 12.69

DISTRIBUTIONS PER SHARE               SHORT-TERM      LONG-TERM
(12/31/03 - 12/31/04)     DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                           $ 0.5261      $ 0.1576         $  --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer California Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)
               NET ASSET   PUBLIC OFFERING
PERIOD           VALUE        PRICE (POP)
Life of Fund
(9/30/96)        5.93%          5.21%
5 Years          7.98%          6.99%
1 Year           5.22           0.47

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Pioneer California TaxFree Income Fund   Lehman Brothers Muni Bond Index
Sep-96                                    9,550                           10,000
                                          9,719                           10,255
                                         10,816                           11,197
Dec-98                                   11,436                           11,923
                                         10,358                           11,678
Dec-00                                   12,264                           13,042
                                         12,733                           13,711
 2-Dec                                   13,790                           15,028
                                         14,451                           15,826
 4-Dec                                   15,205                           16,535

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

POP RETURNS REFLECT DEDUCTION OF MAXIMUM 4.5% SALES CHARGE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                             $ 12.64    $ 12.66

DISTRIBUTIONS PER SHARE               SHORT-TERM      LONG-TERM
(12/31/03 - 12/31/04)     DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                           $ 0.4324      $ 0.1576         $  --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer California Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)
                IF       IF
PERIOD         HELD   REDEEMED
Life of Fund
(9/30/96)      5.16%    5.16%
5 Years        7.21%    7.21%
1 Year         4.62     0.63

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Pioneer California Tax Free Income Fund   Lehman Brothers Muni Bond Index
Sep-96                                     10000                             10000
                                           10256                             10255
                                           11328                             11197
Dec-98                                     11893                             11923
                                           10694                             11678
Dec-00                                     12578                             13042
                                           12960                             13711
 2-Dec                                     13927                             15028
                                           14479                             15826
 4-Dec                                     15148                             16535

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

"IF REDEEMED" RETURNS REFLECT THE DEDUCTION OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC). EFFECTIVE DECEMBER 1, 2004, THE PERIOD DURING WHICH A CDSC IS APPLIED TO WITHDRAWALS WAS SHORTENED TO 5 YEARS. THE MAXIMUM CDSC FOR CLASS B SHARES CONTINUES TO BE 4%. FOR MORE COMPLETE INFORMATION, PLEASE SEE THE PROSPECTUS FOR DETAILS. NOTE: SHARES PURCHASED PRIOR TO DECEMBER 1, 2004 REMAIN SUBJECT TO THE CDSC IN EFFECT AT THE TIME YOU PURCHASED THOSE SHARES. FOR PERFORMANCE INFORMATION FOR SHARES PURCHASED PRIOR TO DECEMBER 1, 2004, PLEASE VISIT www.pioneerfunds.com/bshares.

ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, 4 unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                             $ 12.63    $ 12.66

DISTRIBUTIONS PER SHARE                 SHORT-TERM      LONG-TERM
(12/31/03 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                             $ 0.4328      $ 0.1576         $  --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer California Tax Free Income Fund compared to that of the Lehman Brothers Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)
                IF       IF
PERIOD         HELD   REDEEMED
Life of Fund
(10/1/2003)    5.19%    5.19%
1 Year         4.54     4.54

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        Pioneer California Tax Free Income Fund   Lehman Brothers Muni Bond Index
3-Oct                                     10000                            10000
                                          10225                            10188
4-Dec                                     10689                            10644

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CLASS C SHARES HELD FOR LESS THAN ONE YEAR ARE ALSO SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC). THE PERFORMANCE OF CLASS C SHARES DOES NOT REFLECT THE 1% FRONT-END SALES CHARGE IN EFFECT PRIOR TO FEBRUARY 1, 2004. IF YOU PAID A 1% SALES CHARGE, YOUR RETURNS WOULD BE LOWER THAN THOSE SHOWN ABOVE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE   12/31/04   12/31/03
                             $ 12.66    $ 12.67

DISTRIBUTIONS PER SHARE                 SHORT-TERM      LONG-TERM
(12/31/03 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                             $ 0.5552      $ 0.1576         $   --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer California Tax Free Income Fund compared to that of the Lehman Brothers Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)
           IF       IF
PERIOD    HELD   REDEEMED
10 year   7.57%    7.57%
5 Year    8.32     8.32
1 Year    5.63     5.63

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Pioneer California Tax Free Income Fund   Lehman Brothers Muni Bond Index
Dec-94                                     10000                           10000
                                           12614                           11746
Dec-96                                     12933                           12266
                                           14428                           13393
Dec-98                                     15321                           14261
                                           13912                           13968
Dec-00                                     16524                           15600
                                           17206                           16399
Dec-02                                     18710                           17974
                                           19641                           18929
Dec-04                                     20747                           19778

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PIONEER FUNDS (THE "FUNDS") ISSUED INVESTOR CLASS SHARES IN CONNECTION WITH THE REORGANIZATION OF SAFECO MUTUAL FUNDS. THE FUNDS ARE NOT OFFERING ADDITIONAL [INVESTOR CLASS] SHARES EXCEPT IN CONNECTION WITH THE REINVESTMENT OF DIVIDENDS ON THE FUNDS' OUTSTANDING INVESTOR CLASS SHARES. ALL INVESTOR CLASS SHARES OF THE FUNDS, WHENEVER ISSUED, CONVERT TO CLASS A SHARES OF THEIR RESPECTIVE FUNDS ON DECEMBER 10, 2006. INVESTOR CLASS SHARES ARE NOT SUBJECT TO SALES CHARGES.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

USING THE TABLES

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER CALIFORNIA TAX FREE INCOME FUND

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                  INVESTOR
SHARE CLASS                    A            B            C          CLASS
-----------------------   ----------   ----------   ----------   ----------
Beginning Account Value
On 7/1/04                 $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00

Ending Account Value
On 12/31/04               $ 1,052.20   $ 1,046.20   $ 1,045.40   $ 1,067.61

Expenses Paid
During Period*            $     4.44   $     9.41   $     9.41   $     3.33

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.83%, 1.83%, and 0.64% for Class A, Class B, Class C, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLES ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES (LOADS). THEREFORE, THE TABLE BELOW IS USEFUL IN COMPARING ONGOING COSTS ONLY AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF THESE TRANSACTION COSTS WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER CALIFORNIA TAX FREE INCOME FUND

Based on a hypothetical 5% return per year before expenses, reflect-ing the period from May 1, 2004 through December 31, 2004

                                                                  INVESTOR
SHARE CLASS                    A            B            C          CLASS
-----------------------   ----------   ----------   ----------   ----------
Beginning Account Value
On 7/1/04                 $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00

Ending Account Value
On 12/31/04               $ 1,020.81   $ 1,015.94   $ 1,015.94   $ 1,021.92

Expenses Paid
During Period*            $     4.37   $     9.27   $     9.27   $     3.25

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.83%, 1.83%, and 0.64% for Class A, Class B, Class C, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

On August 2, 2004, Pioneer Investments assumed management of all of the former Safeco Funds. Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Stephen C. Bauer, who managed the former Safeco California Tax-Free Income Fund. In his positions at Safeco and now at Pioneer, Mr. Bauer has managed the Fund since 1983 and has more than 30 years of industry experience. In the following interview, Mr. Bauer outlines his investment philosophy, the investment environment for tax-free bonds during the 12-month period, Fund performance and his strategy and outlook going forward.

Q: FOR PIONEER INVESTORS NEW TO THE FUND, AND AS A REMINDER TO FORMER SAFECO INVESTORS, WILL YOU DISCUSS YOUR PHILOSOPHY IN MANAGING THE FUND?

A: The important thing that I emphasize-- and have for the more than 20 years that I have been managing the Fund-- is that I tend to stay fully invested in long-term bonds. This is a longer-term fund, and I generally try not to predict the direction or magnitude of interest rate changes and make maturity or other investment decisions on that basis. I prefer to leave it to investors to decide whether being invested in a long-term municipal bond fund is right for them. At the close of the period, the Fund's average maturity was 25 years.

     In addition, I believe that being invested in long-term municipal bonds is a good strategy for two reasons: First, long-term munici- pal bonds always yield more than shorter term bonds. Historically, there has not been inverted yield curves in the municipal bond market (i.e., where long-term rates are less than short-term rates). Of course, the reason that longer term municipal bonds yield more is that they are more volatile than bonds of shorter maturity. Greater interest rate risk is the trade-off for more total return through the accumulation of higher yield over the long term.

     The second reason that a long-term focus fits my investment phi- losophy is that I take a long-term view of the bond market. I rarely make any transactions that I think will pay off only over the short term. As I see it, many of the best investment decisions take years to bear fruit. This view means that the Fund will generally have a very low turnover ratio and reasonably low expenses.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (CONTINUED)
--------------------------------------------------------------------------------

Q:   HOW DID THE FUND PERFORM DURING ITS MOST RECENT FISCAL YEAR?

A: For the 12-month period ended December 31, 2004, Pioneer California Tax Free Income Fund's Class A shares produced a 5.22% return, at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 4.48%, and the average return of the 125 Lipper California Municipal Debt funds was 4.34%. Lipper is an independent monitor of mutual fund performance.

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT FOR TAX-EXEMPT BONDS DURING THE TIME PERIOD?

A: The environment for long-term municipals has been remarkably stable. Interest rates ended the year almost exactly where they began. There was a market decline in the spring when-- based on surprisingly large job growth in March-- it looked as if the economy could "overheat" and that the Fed might have to raise short-term interest rates quickly and dramatically as in 1994. Long-term Trea- sury yields immediately rose by 100 basis points (with correspond- ing price declines), while the municipal bond market sold off to a lesser degree. Through the summer and fall of 2004 the market gradually recovered and, in the end, the year was fairly uneventful.

Q:   HOW IS THE FUND POSITIONED IN TERMS OF CREDIT QUALITY?

A: Nearly 40% of the Fund's portfolio is AAA-rated. That's because more than half of the tax-exempt bonds that come to market are insured. There are only a few AA-rated bonds in the portfolio, and about 25% to 30% of the portfolio is rated single A at any given time, with the remainder rated BBB or below.

Q:   WHAT IS YOUR OUTLOOK, AND WHAT WILL BE YOUR STRATEGY GOING FORWARD?

A: The U.S. economy seems to be on a modest growth path, though there is disagreement about how strong the recovery will be from here. Inflation remains restrained, which is positive for bonds, yet there is enough growth to encourage businesses to continue hiring.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------

     Demand for municipal bonds continues to be strong. The main sources of this demand have been: (1) individual purchasers of bonds; (2) property and casualty insurance companies; and (3) Wall Street arbitrageurs, who profit from the difference in yield between long-term municipal bonds and short-term money market instruments.

     The Federal Reserve shows signs of continuing to raise short-term interest rates. Long-term rates could rise in the coming months, but the Fund will remain fully invested. At some point, there could be a short-term setback. I would most likely use such a situation as a buying opportunity and take advantage of higher rates, think- ing that the situation might turn around before too long.

     We believe that Pioneer California Tax Free Income Fund continues to be a suitable vehicle for long-term investors seeking a high level of current interest income exempt from federal income tax and California State personal income tax.

A PORTION OF INCOME MAY BE SUBJECT TO STATE, FEDERAL, AND/OR ALTERNATIVE MINIMUM TAX. CAPITAL GAINS, IF ANY, ARE SUBJECT TO A CAPITAL GAINS TAX. A PORTION OF INCOME MAY BE SUBJECT TO STATE, FEDERAL, AND/OR ALTERNATIVE MINIMUM TAX. CAPITAL GAINS, IF ANY, ARE SUBJECT TO A CAPITAL GAINS TAX. WHEN INTEREST RATES RISE, THE PRICES OF FIXED INCOME SECURITIES IN THE FUND WILL GENERALLY FALL. CONVERSELY, WHEN INTEREST RATES FALL THE PRICES OF FIXED INCOME SECURITIES IN THE FUND WILL GENERALLY RISE. IF THE INTERNAL REVENUE SERVICE DETERMINES AN ISSUER OF A MUNICIPAL SECURITY HAS NOT COMPLIED WITH APPLICABLE TAX REQUIREMENTS, INTEREST FROM THE SECURITY COULD BECOME TAXABLE AND THE SECURITY COULD DECLINE SIGNIFICANTLY IN VALUE. INVESTMENTS IN THE FUND ARE SUBJECT TO POSSIBLE LOSS DUE TO THE FINANCIAL FAILURE OF UNDERLYING SECURITIES AND THEIR INABILITY TO MEET THEIR DEBT OBLIGATIONS. BY CONCENTRATING IN ONE STATE, THE PORTFOLIO IS MORE SUSCEPTIBLE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING THAT STATE THAN IS A PORTFOLIO THAT INVESTS MORE BROADLY.

ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

                 S&P/
                MOODY'S
 PRINCIPAL      RATINGS
  AMOUNT      (UNAUDITED)                                                        VALUE
                            CALIFORNIA MUNICIPAL BONDS - 98.0%
                            GOVERNMENT - 9.4%
$ 4,500,000   BBB/A3        California State, 4.75%, 4/1/29               $  4,499,685
  2,500,000   BBB/Baa3      Golden State Tobacco Securitization,
                               6.75%, 6/1/39                                 2,501,400
  1,000,000   AAA/Aaa       Mount San Antonio ComMunicipalty
                               College District, 5.0%, 5/1/27                1,037,180
                                                                          ------------
                                                                          $  8,038,265
                                                                          ------------
                            MUNICIPAL DEVELOPMENT - 3.5%
  3,000,000   A/A3          San Jose California Redevelopment Agency
                               Tax Allocation, 4.75%, 8/1/22              $  3,003,330
                                                                          ------------
                            MUNICIPAL FACILITIES - 7.5%
  2,100,000   AAA/Aaa       Fresno Joint Powers Financing Authority
                               Lease Revenue, 4.75%, 9/1/28               $  2,109,198
  1,200,000   AAA/Aaa       Los Angeles Convention & Exhibit Center
                               Authority, 9.0%, 12/1/20                      1,275,240
  3,000,000   AAA/Aaa       Los Angeles County California Certificates
                               of Participation, 4.75%, 3/1/23               3,045,960
                                                                          ------------
                                                                          $  6,430,398
                                                                          ------------
                            MUNICIPAL GENERAL - 1.2%
  1,000,000   AAA/Aaa       Sacramento City Financing Authority, 5.0%,
                               12/1/32                                    $  1,021,470
                                                                          ------------
                            MUNICIPAL HIGHER EDUCATION - 9.8%
  3,000,000   NR/Baa3       California State University Fresno
                               Association, Inc., 6.0%, 7/1/26            $  3,190,950
  2,000,000   NR/Baa3       California State University Fresno
                               Association, Inc., 6.0%, 7/1/31               2,109,380
  3,000,000   AAA/Aaa       University of California Revenues, 5.0%,
                               5/15/36                                       3,078,870
                                                                          ------------
                                                                          $  8,379,200
                                                                          ------------
                            MUNICIPAL MEDICAL - 21.6%
  4,500,000   NR/A3         California Health Facilities Financing
                               Authority, 6.25%, 12/1/34                  $  4,840,470
  2,000,000   A/NR          California Health Facilities Financing
                               Authority, 5.0%, 3/1/33                       2,005,180
  4,000,000   BBB/Baa2      Central California Joint Powers Health
                               Financing Center, 6.0%, 2/1/30                4,153,440

12    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------

                 S&P/
               MOODY'S
 PRINCIPAL     RATINGS
  AMOUNT      (UNAUDITED)                                                        VALUE
                            MUNICIPAL MEDICAL (CONTINUED)
$ 5,000,000   BBB/Baa2      Duarte California Certificates of
                               Participation, 5.25%, 4/1/31               $  4,859,450
  2,500,000   A/A3          San Bernardino County California
                               Certificates of Participation,
                               5.50%, 8/1/24                                 2,536,925
                                                                          ------------
                                                                          $ 18,395,465
                                                                          ------------
                            MUNICIPAL POWER - 7.8%
  2,990,000   BBB+/A3       California State Department of Water
                               Resources Power Supply,
                               5.25%, 5/1/20                              $  3,212,187
  1,335,000   A/A2          Southern California Public Power Project,
                               5.5%, 7/1/20                                  1,341,942
  2,000,000   AAA/Aaa       Southern California Public Power Project,
                               5.0%, 7/1/33                                  2,052,920
                                                                          ------------
                                                                          $  6,607,049
                                                                          ------------
                            MUNICIPAL SCHOOL DISTRICT - 7.5%
  2,315,000   AAA/Aaa       Orange County Sanitation District
                               Certificates of Participation,
                               5.0%, 2/1/33                               $  2,366,787
  1,180,000   AAA/Aaa       Pomona Unified School District,
                               6.55%, 8/1/29                                 1,516,619
  2,500,000   NR/Aaa        Sacramento City Unified School District,
                               4.75%, 7/1/29                                 2,508,325
                                                                          ------------
                                                                          $  6,391,731
                                                                          ------------
                            MUNICIPAL TOBACCO - 1.9%
  1,500,000   BBB/Baa3      Golden State Tobacco Securitization,
                               7.9%, 6/1/42                               $  1,648,650
                                                                          ------------
                            MUNICIPAL TRANSPORTATION - 11.1%
  5,000,000   AAA/Aaa       Alameda Corridor Transportation Authority,
                               4.75%, 10/1/25                             $  5,065,950
  5,000,000   BB/Ba2        San Joaquin Hills Transportation Corridor
                               Agency, 5.0%, 1/1/33                           4,418,050
                                                                          ------------
                                                                          $  9,484,000
                                                                          ------------
                            MUNICIPAL UTILITIES - 2.4%
 2,000,000    AAA/Aaa       Los Angeles California Wastewater System
                               Revenue, 5.0%, 6/1/29                      $  2,056,040
                                                                          ------------

The accompanying notes are an integral part of these financial statements.    13

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (CONTINUED)
--------------------------------------------------------------------------------

                 S&P/
                MOODY'S
PRINCIPAL       RATINGS
AMOUNT        (UNAUDITED)                                                        VALUE
                            MUNICIPAL WATER - 14.2%
$ 2,645,000   AAA/Aaa       Capistrano Beach California Water District,
                               4.75%, 12/1/28                             $  2,653,014
  1,475,000   AAA/Aaa       Capistrano Beach California Water District,
                               4.75%, 12/1/28                                1,479,469
  1,000,000   AAA/Aaa       Contra Costa Water District Revenue,
                               4.5%, 10/1/27                                   991,500
  1,700,000   AAA/Aaa       Los Angeles Department of Water & Power
                               Waterworks Revenue, 4.25%,
                               10/15/34                                      1,577,923
  3,585,000   AA/Aa2        Metropolitan Water District of Southern
                               California, 5.0%, 7/1/37                      3,633,218
  1,750,000   NR/Baa2       West Kern County Water District
                               Certificates of Participation,
                               5.625%, 6/1/31                                1,805,457
                                                                          ------------
                                                                          $ 12,140,581
                                                                          ------------
                            TOTAL CALIFORNIA MUNICIPAL BONDS
                            (Cost $76,987,981)                            $ 83,596,179
                                                                          ------------
                            TOTAL INVESTMENTS IN SECURITIES - 98.0%
                            (Cost $76,987,981)(a)                         $ 83,596,179
                                                                          ------------
                            OTHER ASSETS AND LIABILITIES - 2.0%           $  1,688,143
                                                                          ------------
                            TOTAL NET ASSETS - 100.0%                     $ 85,284,322
                                                                          ============

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $76,300,273 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an excess
     of value over tax cost                                                            $  7,314,632

     Aggregate gross unrealized loss for all investments in which there is an excess
     of tax cost over value                                                                 (18,726)
                                                                                       ------------
     Net unrealized gain                                                               $  7,295,906
                                                                                       ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $19,059,917 and $22,098,141, respectively.

14    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:

   Investment in securities (cost $76,987,981)          $ 83,596,179
   Cash                                                      600,095
   Receivables -
      Interest                                             1,285,876
      Due from Pioneer Investment Management, Inc.             3,334
   Other                                                       3,677
                                                        ------------
         Total assets                                   $ 85,489,161
                                                        ------------
LIABILITIES:
   Payables -
      Fund shares repurchased                           $     45,987
      Dividends                                               85,093
   Due to affiliates                                          29,173
   Accrued expenses                                           44,586
                                                        ------------
         Total liabilities                              $    204,839
                                                        ------------
NET ASSETS:
   Paid-in capital                                      $ 78,037,703
   Undistributed net investment income                       680,143
   Accumulated net realized loss on investments              (41,722)
   Net unrealized gain on investments                      6,608,198
                                                        ------------
         Total net assets                               $ 85,284,322
                                                        ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $86,888/6,866 shares)              $      12.65
                                                        ============
   Class B (based on $9,994/790.66 shares)              $      12.64
                                                        ============
   Class C (based on $9,994/791 shares)                 $      12.63
                                                        ============
   Investor Class (based on $85,177,446/6,728,910)      $      12.66
                                                        ============
MAXIMUM OFFERING PRICE:
   Class A ($12.65 / 95.5%)                             $      13.25
                                                        ============

The accompanying notes are an integral part of these financial statements.    15

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 12/31/04

INVESTMENT INCOME:

   Interest                                               $ 4,759,126
                                                          -----------
         Total investment income                                        $ 4,759,126
                                                                        -----------
EXPENSES:
   Management fees                                        $   445,485
   Transfer agent fees and expenses
      Class A                                                     770
      Class B                                                     505
      Class C                                                      86
      Investor Class                                           63,572
   Distribution fees
      Class A                                                   2,284
      Class B                                                   6,318
      Class C                                                     952
   Administrative reimbursements                               76,807
   Custodian fees                                              11,379
   Registration fees                                            8,234
   Professional fees                                           30,336
   Printing expense                                             9,484
   Fees and expenses of nonaffiliated trustees                  8,134
   Miscellaneous                                                8,580
                                                          -----------
         Total expenses                                                 $   672,926
         Less management fees waived and
            expenses reimbursed by Advisor                                (103,695)
                                                                        -----------
         Net expenses                                                   $   569,231
                                                                        -----------
            Net investment income                                       $ 4,189,895
                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                     $   875,953
                                                                        -----------
   Change in net unrealized gain on investments                         $  (124,695)
                                                                        -----------
   Net gain on investments                                              $   751,258
                                                                        -----------
   Net increase in net assets resulting from operations                 $ 4,941,153
                                                                        ===========

16    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED 12/31/04 AND 12/31/03

                                                              YEAR ENDED     YEAR ENDED
                                                               12/31/04       12/31/03
FROM OPERATIONS:
   Net investment income                                     $  4,189,895   $   4,318,502
   Net realized gain on investments                               875,953         217,186
   Change in net unrealized gain on investments                  (124,695)        (59,166)
                                                             ------------   -------------
      Net increase in net assets resulting from operations   $  4,941,153   $   4,476,522
                                                             ------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
   Net investment income:
      Class A ($0.53 and $0.53 per share, respectively)      $    (38,349)  $     (31,000)
      Class B ($0.43 and $0.44 per share, respectively)           (21,776)        (36,000)
      Class C ($0.43 and $0.12 per share, respectively)            (3,294)         (1,000)
      Investor Class ($0.56 and $0.57 per share,
         respectively)                                         (3,904,965)     (4,043,099)
   Net realized gain:
      Class A ($0.16 and $0.04 per share, respectively)           (10,260)         (2,000)
      Class B ($0.16 and $0.04 per share, respectively)            (7,365)        ( 3,000)
      Class C ($0.16 and $0.00 per share, respectively)            (1,233)             --
      Investor Class ($0.16 and $0.04 per share,
         respectively)                                       $ (1,026,169)  $    (254,985)
                                                             ------------   -------------
         Total distributions to shareowners                  $ (5,013,411)  $  (4,371,084)
                                                             ------------   -------------
FROM FUND SHARE TRANSACTIONS:
   Net proceeds from sale of shares                          $ 23,247,060   $  20,640,965
   Reinvestment of distributions                                3,792,963       3,281,260
   Cost of shares repurchased                                 (29,277,500)    (31,486,114)
   Redemption fees                                                    - -          12,503
                                                             ------------   -------------
      Net decrease in net assets resulting from Fund
         share transactions                                  $ (2,237,477)  $  (7,551,386)
                                                             ------------   -------------
      Net decrease in net assets                             $ (2,309,735)  $  (7,445,948)
                                                             ------------   -------------
NET ASSETS:
   Beginning of year                                           87,594,057      95,040,005
                                                             ------------   -------------
   End of year (including undistributed net investment
      income of $680,143 and $458,882
      respectively)                                          $ 85,284,322   $  87,594,057
                                                             ============   =============

The accompanying notes are an integral part of these financial statements.    17

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (CONTINUED)
--------------------------------------------------------------------------------

FOR THE YEARS ENDED 12/31/04 AND 12/31/03

                                '04 SHARES    '04 AMOUNTS   '03 SHARES     03 AMOUNTS
CLASS A:
Shares sold                         53,928   $    681,663       36,231   $    461,069
Reinvestment of distributions        2,886         36,352        1,741         21,919
Shares repurchased                 (41,467)      (528,053)     (29,723)      (368,014)
Shares transferred in
   reorganization                  (66,886)      (847,708)          --             --
                                ----------   ------------   ----------   ------------
   Net increase (decrease)         (51,539)  $   (657,746)       8,249   $    114,974
                                ==========   ============   ==========   ============

CLASS B:
Shares sold                          8,090   $    102,620       10,207   $    129,887
Reinvestment of distributions        1,771         22,332        2,543         31,974
Shares repurchased                 (43,836)      (553,644)     (19,979)      (253,682)
Shares transferred in
   reorganization                  (45,861)      (579,994)          --             --
                                ----------   ------------   ----------   ------------
   Net increase (decrease)         (79,836)  $ (1,008,686)      (7,229)  $    (91,821)
                                ==========   ============   ==========   ============

CLASS C:
Shares sold                            791   $     10,000        7,972   $    100,050
Reinvestment of distributions           --             --           --             --
Shares repurchased                      (4)           (51)          --             --
Shares transferred in
   reorganization                   (7,968)      (100,750)          --             --
                                ----------   ------------   ----------   ------------
   Net increase (decrease)          (7,181)  $    (90,801)       7,972   $    100,050
                                ==========   ============   ==========   ============

INVESTOR CLASS:
Shares sold                      1,778,201   $ 22,452,777    1,588,727   $ 19,949,959
Reinvestment of distributions      296,010      3,734,279      256,079      3,227,367
Shares repurchased              (2,225,920)   (28,195,752)  (2,449,760)  (30,864,418)
Shares transferred in
   reorganization                  120,682      1,528,452           --             --
                                ----------   ------------   ----------   ------------
   Net increase (decrease)         (31,027)  $   (480,244)    (604,954)  $ (7,687,092)
                                ----------   ------------   ----------   ------------

18    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                             12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                           $ 12.69       $ 12.67      $ 12.40      $ 12.50      $ 11.05
                                                               -------       -------      -------      -------      -------
Increase (decrease) from investment operations:
   Net investment income                                       $  0.53(b)    $  0.56      $  0.57      $  0.58      $  0.53
   Net realized and unrealized gain (loss) on investments         0.12          0.03         0.43        (0.11)        1.45
                                                               -------       -------      -------      -------      -------
   Net increase (decrease) from investment operations          $  0.65       $  0.59      $  1.00      $  0.47      $  1.98
Distributions to shareowners:
   Net investment income                                       $ (0.53)      $ (0.53)     $ (0.51)     $ (0.57)     $ (0.53)
   Distributions in Excess of Net Investment Income                 --            --        (0.04)          --           --
   Distributions from Realized Gains                             (0.16)        (0.04)       (0.18)          --           --
                                                               -------       -------      -------      -------      -------
Net increase (decrease) in net asset value                     $ (0.04)      $  0.02      $  0.27      $ (0.10)     $  1.45
                                                               -------       -------      -------      -------      -------
Net asset value, end of period                                 $ 12.65       $ 12.69      $ 12.67      $ 12.40      $ 12.50
                                                               =======       =======      =======      =======      =======
Total return*                                                     5.22%         4.79%        8.31%        3.82%       18.41%
Ratios to Average Net Assets
   Net Expenses+                                                  0.86%         0.86%        1.06%        1.06%        1.05%
   Net Investment Income+                                         4.21%         4.49%        4.25%        4.66%        4.62%
Portfolio turnover rate                                             22%           19%          25%          32%          26%
Net assets, end of period (in thousands)                       $    87       $   741      $   636      $   645      $   675
Ratios with no waiver of management fees and assumption of
   expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                   1.04%         1.06%        1.06%        1.06%        1.05%
   Net investment income                                          4.03%         4.29%        4.25%        4.66%        4.62%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+    Ratios assuming no reduction for fees paid indirectly.
(b) Net investment income per share has been calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.    19

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                              $ 12.66       $ 12.65      $ 12.39      $ 12.49      $ 11.04
                                                                  -------       -------      -------      -------      -------
Increase (decrease) from investment operations:
   Net investment income                                          $  0.43(b)    $  0.47      $  0.48      $  0.49      $  0.45
   Net realized and unrealized gain (loss) on investments            0.14          0.02         0.42        (0.11)        1.45
                                                                  -------       -------      -------      -------      -------
   Net increase (decrease) from investment operations             $  0.57       $  0.49      $  0.90      $  0.38      $  1.90
Distributions to shareowners:
   Net investment income                                          $ (0.43)      $ (0.44)     $ (0.42)     $ (0.48)     $ (0.45)
   Distributions in Excess of Net Investment Income                    --            --        (0.04)          --           --
   Distributions from Realized Gains                                (0.16)        (0.04)       (0.18)          --           --
Net increase (decrease) in net asset value                        $ (0.02)      $  0.01      $  0.26      $ (0.10)     $  1.45
                                                                  -------       -------      -------      -------      -------
Net asset value, end of period                                    $ 12.64       $ 12.66      $ 12.65      $ 12.39      $ 12.49
                                                                  =======       =======      =======      =======      =======
Total return*                                                        4.62%         3.96%        7.47%        3.02%       17.63%
Ratios to Average Net Assets
   Net Expenses+                                                     1.68%         1.61%        1.77%        1.80%        1.72%
   Net Investment Income+                                            3.61%         3.74%        3.54%        3.97%        3.88%
Portfolio turnover rate                                                22%           19%          25%          32%          26%
Net assets, end of period (in thousands)                          $    10       $ 1,021      $ 1,111      $ 1,613      $ 1,176
Ratios with no waivers of managemnet fees and assumption of
   expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                      1.88%         1.76%        1.77%        1.80%        1.72%
   Net investment income                                             3.41%         3.59%        3.54%        3.97%        3.88%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+    Ratios assuming no reduction for fees paid indirectly.
(b) Net investment income per share has been calculated using the average shares method.

20    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 YEAR ENDED    10/01/03 TO
                                                                12/31/04 (a)     12/31/03
CLASS C
Net asset value, beginning of period                               $ 12.66       $ 12.55
                                                                   -------       -------
Increase (decrease) from investment operations:
   Net investment income                                           $  0.43(b)    $  0.14
   Net realized and unrealized gain (loss) on investments             0.13          0.09
                                                                   -------       -------
   Net increase (decrease) from investment operations              $  0.56       $  0.23
Distributions to shareowners:
   Net investment income                                           $ (0.43)      $ (0.11)
   Distributions in Excess of Net Investment Income                     --         (0.01)
   Distributions from Realized Gains                                 (0.16)           --
                                                                   -------       -------
Net increase (decrease) in net asset value                         $ (0.03)      $  0.11
                                                                   -------       -------
Net asset value, end of period                                     $ 12.63       $ 12.66
                                                                   =======       =======
Total return*                                                         4.54%         1.91%^
Ratios to Average Net Assets
   Net Expenses+                                                      1.61%         1.61%**
   Net Investment Income+                                             3.47%         4.60%**
Portfolio turnover rate                                                 22%           19%
Net assets, end of period (in thousands)                           $    10       $   101
Ratios with no waivers of managemnet fees and assumption of
   expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                       2.06%         4.09%**
   Net investment income                                              3.02%         2.12%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

^    Not annualized.

**   Annualized.

+    Ratios assuming no reduction for fees paid indirectly.

(b) Net investment income per share has been calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.    21

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                         12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
INVESTOR CLASS
Net asset value, beginning of period                       $  12.68     $  12.67     $  12.39     $  12.49     $   11.04
                                                           --------     --------     --------     --------     ---------
Increase from investment operations:
   Net investment income                                   $   0.59(b)  $   0.60     $   0.61     $   0.62     $    0.56
   Net realized and unrealized gain on investments and
      foreign currency transactions                            0.11         0.02         0.44        (0.11)         1.45
                                                           --------     --------     --------     --------     ---------
      Net increase from investment operations              $   0.70     $   0.62     $   1.05     $   0.51     $    2.01
Distributions to shareowners:
   Net investment income                                   $  (0.56)    $  (0.57)    $  (0.55)    $  (0.61)    $   (0.56)
   Distributions in excess of net investment income              --           --        (0.04)          --            --
   Distributions from realized gains                          (0.16)       (0.04)       (0.18)          --            --
                                                           --------     --------     --------     --------     ---------
Net increase in net asset value                            $  (0.02)    $   0.01     $   0.28     $  (0.10)    $    1.45
                                                           --------     --------     --------     --------     ---------
Net asset value, end of period                             $  12.66     $  12.68     $  12.67     $  12.39     $   12.49
                                                           ========     ========     ========     ========     =========
Total return*                                                  5.63%        4.97%        8.76%        4.12%        18.79%
Ratio of net expenses to average net assets                    0.63%        0.63%        0.73%        0.75%         0.74%
Ratio of net investment income to average net assets           4.72%        4.72%        4.57%        4.98%         4.85%
Portfolio turnover rate                                          22%          19%          25%          32%           26%
Net assets, end of period (in thousands)                   $ 85,177     $ 85,731     $ 93,293     $ 90,165     $ 104,988
Ratios with no waiver of management fees by PIM and no
   reduction for fees paid indirectly:
   Net expenses                                                0.74%        0.75%        0.73%        0.75%         0.74%
   Net investment income                                       4.60%        4.60%        4.57%        4.98%         4.85%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

(b) Net investment income per share has been calculated using the average shares method.

22    The accompanying notes are an integral part of these financial statements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer California tax Free Income Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco California Tax-Free Income Fund, Inc. Safeco California Tax-Free Income Fund transferred all of its net assets to the Fund in exchange for Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco California Tax-Free Income Fund on December 8, 2004). The fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek a high level of interest income exempt from federal income tax and California State personal income tax as is consistent with the relative stability of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Investor Class shares. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectfully daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------

     The Fund has elected to defer approximately $41,722 of capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ending December 31, 2005.

     The tax character of distributions paid during the years ended December 31, 2004 and 2003, were as follows:

                                2004          2003
                            -----------   -----------
DISTRIBUTIONS PAID FROM:
   Taxable Income           $    20,245   $    21,281
   Tax exempt income          3,948,139     4,089,818
   Long-term capital gain     1,045,027       259,985
                            -----------   -----------
   Total                    $ 5,013,411   $ 4,371,084
                            ===========   ===========

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

                                    2004
                                -----------
Undistributed ordinary income   $        --
Capital loss carryforward                --
Dividend Payable                     (7,043)
Post-October loss deferred          (41,722)
Unrealized appreciation           7,295,906
                                -----------
Total                           $ 7,247,141
                                ===========

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

     At December 31, 2004, the Fund has reclassified $250 to decrease undistributed net investment income, $251 to decrease accumulated net realized loss on investments and $1 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

     Italiano S.p.A., (UniCredito Italiano), earned $231 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

D.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Investor Class shares can bear different transfer agent and distribution fees.

E.   REDEMPTION FEES

     Prior to the reorganization, shares held for less than 90 days in the Fund were subject to an early redemption fee equal to 2% of the proceeds of the redeemed shares. These fees, which were retained by the Fund, were accounted for as an addition to paid-in-capital.

2.   MANAGEMENT AGREEMENT

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------

Prior to the reorganization, Safeco California Tax-Free Income Fund was advised by Safeco Asset Management Company, which received a fee calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.40% of the excess over $750 million. Prior to the reorganization, Safeco Asset Management Company contractually agreed to reimburse the Fund for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceeded on an annual basis 0.40% of the average daily net assets of the Fund.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.86% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Investor Class shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Through the second anniversary of the closing of the "reorganization", PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.63% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $25,515 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates. Prior to the reorganization, fund accounting and fund administration fees were paid to Safeco Asset Management Company.

3.   TRANSFER AGENT

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $3,639 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization, Safeco Services Corporation was the transfer agent and Safeco Securities Corp. was

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

the shareholder servicing agent. Prior to the reorganzation, Safeco Services Corporation assessed shareholders accounts an annual $12 low balance fee on shareholder accounts containing balances less that $1,000, which were recorded as a waiver of transfer agent expenses. PIMSS does not charge a low balance fee.

4.   DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $17 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective December 10, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 10, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, no CDSCs were paid to PFD.

5.   EXPENSE OFFSET ARRANGEMENTS

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were not reduced under any such arrangements.

PIONEER CALIFORNIA TAX FREE INCOME FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES OF THE PIONEER SERIES TRUST II AND THE SHAREOWNERS OF PIONEER CALIFORNIA TAX FREE INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer California Tax Free Income Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), (formerly Safeco California Tax Free Income Fund, one of the series that comprised the Safeco Tax-Exempt Bond Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer California Tax Free Income Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

PROXY VOTING POLICIES AND PROCEDURES OF THE FUND are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

30    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS TRUSTEE
John F. Cogan, Jr. (78)*      Chairman of the      Serves until successor   Trustee and President Serves       Director of Harbor
                              Board, Trustee and   trustee is elected or    until retirement or removal;       Global Company, Ltd.
                              President            earlier retirement       Deputy Chairman and a Director
                                                   or removal               of Pioneer Global Asset
                                                                            Management S.p.A. ("PGAM");
                                                                            Non-Executive Chairman and a
                                                                            Director of Pioneer Investment
                                                                            Management USA Inc. ("PIM-USA");
                                                                            Chairman and a Director of
                                                                            Pioneer; Director of Pioneer
                                                                            Alternative Investment
                                                                            Management Limited (Dublin);
                                                                            President and a Director of
                                                                            Pioneer Alternative Investment
                                                                            Management (Bermuda) Limited and
                                                                            affiliated funds; President and
                                                                            Director of Pioneer Funds
                                                                            Distributor, Inc. ("PFD");
                                                                            President of all of the Pioneer
                                                                            Funds; and Of Counsel (since
                                                                            2000, partner prior to 2000),
                                                                            Wilmer Cutler Pickering Hale and
                                                                            Dorr LLP (counsel to PIM-USA and
                                                                            the Pioneer Funds)

* Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**         Trustee and          Serves until successor   President and Chief Executive      None
                              Executive Vice       trustee is elected or    Officer, PIM-USA since May 2003
                              President            earlier retirement or    (Director since January 2001);
                                                   removal                  President and Director of
                                                                            Pioneer since May 2003; Chairman
                                                                            and Director of Pioneer
                                                                            Investment Management
                                                                            Shareholder Services, Inc.
                                                                            ("PIMSS") since May 2003;
                                                                            Executive Vice President of all
                                                                            of the Pioneer Funds since June
                                                                            2003; Executive Vice President
                                                                            and Chief Operating Officer of
                                                                            PIM-USA, November 2000 to May
                                                                            2003; Executive Vice President,
                                                                            Chief Financial Officer and
                                                                            Treasurer, John Hancock
                                                                            Advisers, L.L.C., Boston, MA,
                                                                            November 1999 to November 2000;
                                                                            Senior Vice President and Chief
                                                                            Financial Officer, John Hancock
                                                                            Advisers, L.L.C., April 1997 to
                                                                            November 1999

** Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS TRUSTEE
David R. Bock **(61)          Trustee since        Serves until a           Senior Vice President and Chief    Director of The
3050 K. Street NW,            2005.                successor trustee is     Financial Officer, I-trax, Inc.    Enterprise Social
Washington, DC 20007                               elected or earlier       (publicly traded health care       Investment Company
                                                   retirement or removal    services company)                  (privately-held
                                                                            (2001-present); Managing           affordable housing
                                                                            Partner, Federal City Capital      finance company);
                                                                             Advisors (boutique merchant        Director of New York
                                                                            bank) (1995-2000; 2002 to 2004);   Mortgage Trust
                                                                            Executive Vice President and       (publicly traded
                                                                            Chief Financial Officer,           mortgage REIT)
                                                                            Pedestal Inc. (internet-based
                                                                            mortgage trading company)
                                                                            (2000-2002)

** Mr. Bock became a Trustee of the fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)             Trustee since        Serves until successor   President, Bush International      Director of Brady
3509 Woodbine Street,         2004.                trustee is elected or    (international financial           Corporation
Chevy Chase, MD 20815                              earlier retirement or    advisory firm)                     (industrial
                                                   removal                                                     identification and
                                                                                                               specialty coated
                                                                                                               material products
                                                                                                               manufacturer),
                                                                                                               Millennium Chemicals,
                                                                                                               Inc. (commodity
                                                                                                               chemicals), Mortgage
                                                                                                               Guaranty Insurance
                                                                                                               Corporation, and R.J.
                                                                                                               Reynolds Tobacco
                                                                                                               Holdings, Inc.
                                                                                                               (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee since        Serves until successor   Founding Director, The Winthrop    None
1001 Sherbrooke Street        2004.                trustee is elected or    Group, Inc. (consulting firm);
West, Montreal, Quebec,                            earlier retirement or    Professor of Management, Faculty
Canada H3A 1G5                                     removal                  of Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS TRUSTEE
Marguerite A. Piret (56)      Trustee since        Serves until successor   President and Chief Executive      Director of New
One Boston Place,             2004.                trustee is elected or    Officer, Newbury, Piret &          America High Income
28th Floor,                                        earlier retirement or    Company, Inc. (investment          Fund, Inc.
Boston, MA 02108                                   removal                  banking firm)                      (closed-end
                                                                                                               investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)          Trustee since        Serves until successor   Senior Counsel, Sullivan &         Director, The Swiss
125 Broad Street,             2004.                trustee is elected or    Cromwell (law firm)                Helvetia Fund, Inc.
New York, NY 10004                                 earlier retirement or                                       (closed-end
                                                   removal                                                     investment company)
                                                                                                               and AMVESCAP PLC
                                                                                                               (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)            Trustee since        Serves until successor   President, John Winthrop & Co.,    None
One North Adgers Wharf,       2004.                trustee is elected or    Inc. (private investment firm)
Charleston, SC 29401                               earlier retirement or
                                                   removal
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS OFFICER
Dorothy E. Bourassa (57)      Secretary            Serves at the            Secretary of PIM-USA; Senior       None
                                                   discretion of the        Vice President - Legal of
                                                   Board                    Pioneer; and Secretary/Clerk of
                                                                            most of PIM-USA's subsidiaries
                                                                            since October 2000; Secretary of
                                                                            all of the Pioneer Funds since
                                                                            September 2003 (Assistant
                                                                            Secretary from November 2000 to
                                                                            September 2003); and Senior
                                                                            Counsel, Assistant Vice
                                                                            President and Director of
                                                                            Compliance of PIM-USA from April
                                                                            1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)    Assistant            Serves at the            Assistant Vice President and       None
                              Secretary            discretion of the        Senior Counsel of Pioneer since
                                                   Board                    July 2002; Vice President and
                                                                            Senior Counsel of BISYS Fund
                                                                            Services, Inc. (April 2001 to
                                                                            June 2002); Senior Vice
                                                                            President and Deputy General
                                                                            Counsel of Funds Distributor,
                                                                            Inc. (July 2000 to April 2001;
                                                                            Vice President and Associate
                                                                            General Counsel from July 1996
                                                                            to July 2000); Assistant
                                                                            Secretary of all Pioneer Funds
                                                                            since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)          Assistant            Serves at the            Partner, Wilmer Cutler Pickering   None
                              Secretary            discretion of the        Hale and Dorr LLP; Assistant
                                                   Board                    Secretary of all Pioneer Funds
                                                                            since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)             Treasurer            Serves at the            Vice President - Fund              None
                                                   discretion of the        Accounting, Administration and
                                                   Board                    Custody Services of Pioneer; and
                                                                            Treasurer of all of the Pioneer
                                                                            Funds (Assistant Treasurer from
                                                                            June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS OFFICER
Mark E. Bradley (45)          Assistant            Serves at the            Deputy Treasurer of Pioneer        None
                              Treasurer            discretion of the        since 2004; Treasurer and Senior
                                                   Board                    Vice President, CDC IXIS Asset
                                                                            Management Services from 2002 to
                                                                            2003; Assistant Treasurer and
                                                                            Vice President, MFS Investment
                                                                            Management from 1997 to 2002;
                                                                            and Assistant Treasurer of all
                                                                            of the Pioneer Funds since
                                                                            November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant            Serves at the            Assistant Vice President - Fund    None
                              Treasurer            discretion of the        Accounting, Administration and
                                                   Board                    Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since November
                                                                            2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant            Serves at the            Fund Accounting Manager - Fund      None
                              Treasurer            discretion of the        Accounting, Administration and
                                                   Board                    Custody Services of Pioneer; and
                                                                            Assistant Treasurer of all of
                                                                            the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant            Serves at the            Fund Administration Manager -      None
                              Treasurer            discretion of the        Fund Accounting, Administration
                                                   Board                    and Custody Services since June
                                                                            2003; Assistant Vice President -
                                                                            Mutual Fund Operations of State
                                                                            Street Corporation from June
                                                                            2002 to June 2003 (formerly
                                                                            Deutsche Bank Asset Management);
                                                                            Pioneer Fund Accounting,
                                                                            Administration and Custody
                                                                            Services (Fund Accounting
                                                                            Manager from August 1999 to May
                                                                            2002, Fund Accounting Services
                                                                            Supervisor from 1997 to July
                                                                            1999); Assistant Treasurer of
                                                                            all Pioneer Funds since
                                                                            September 2003
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              POSITIONS HELD                                PRINCIPAL OCCUPATION DURING PAST   OTHER DIRECTORSHIPS
NAME AND AGE                  WITH THE FUND        TERM OF OFFICE           FIVE YEARS                         HELD BY THIS OFFICER
Martin J. Wolin (37)          Chief Compliance     Serves at the            Chief Compliance Officer of        None
                              Officer              discretion of the        Pioneer (Director of Compliance
                                                   Board                    and Senior Counsel from November
                                                                            2000 to September 2004); Vice
                                                                            President and Associate General
                                                                            Counsel of UAM Fund Services,
                                                                            Inc. (mutual fund administration
                                                                            company) from February 1998 to
                                                                            November 2000; and Chief
                                                                            Compliance Officer of all of the
                                                                            Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                   1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                1-800-225-4321

RETIREMENT PLANS INFORMATION                        1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)        1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-55014

OUR TOLL-FREE FAX                                   1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                  ask.pioneer@piog.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                          www.pioneerfunds.com

PLEASE CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ CAREFULLY BEFORE YOU INVEST OR SEND MONEY. TO OBTAIN A PROSPECTUS AND FOR OTHER INFORMATION ON ANY PIONEER FUND, CALL 1-800-225-6292 OR VISIT OUR WEBSITE www.pioneerfunds.com.

THE FUND FILES A COMPLETE STATEMENT OF INVESTMENTS WITH THE SECURITIES AND EXCHANGE COMMISSION FOR THE FIRST AND THIRD QUARTERS FOR EACH FISCAL YEAR ON FORM N-Q. SHAREOWNERS MAY VIEW THE FILED FORM N-Q BY VISITING THE COMMISSION'S WEBSITE AT http://www.sec.gov. THE FILED FORM MAY ALSO BE VIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION REGARDING THE OPERATIONS OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     GROWTH
                                  OPPORTUNITIES
                                      FUND

                                     ANNUAL
                                     REPORT
                                    12/31/04

                                 [LOGO] PIONEER
                                        INVESTMENTS(R)

TABLE OF CONTENTS
------------------------------------------------------------

Letter to Shareowners                                      1

Portfolio Summary                                          2

Performance Update                                         3

Comparing Ongoing Fund Expenses                            7

Portfolio Management Discussion                            9

Schedule of Investments                                   13

Financial Statements                                      19

Notes to Financial Statements                             27

Report of Independent Registered Public Accounting Firm   35

Trustees, Officers and Service Providers                  36

The Pioneer Family of Mutual Funds                        43

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

DEAR SHAREOWNER,
--------------------------------------------------------------------------------

We would like to welcome you to the first annual report of Pioneer Growth Opportunities Fund. We would also like to extend a special welcome to fund investors who have joined us from the Safeco Funds. Pioneer became the investment manager of the former Safeco Funds on August 2, 2004. On December 13, 2004, the transaction bringing all of the Safeco Funds to Pioneer Investments was finalized.

WHO WE ARE

For over 75 years, Pioneer Investments has been a leading innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out the very best opportunities around the globe, while not compromising on risk management. We know that we will not be successful if we cannot bring success to our investment community. That is why our deliberate approach to risk assessment and our original, fundamental research are at the very heart of our investment discipline.

We complement our patient and thoughtful approach with a global presence that has its roots in Pioneer Fund, which was launched in 1928 by investing legend Philip Carret. From the very beginning, Mr. Carret had a deep appreciation for the merits of international investing. Over the years we have evolved our international investment capability beyond merely purchasing securities from foreign issuers. With investment hubs around the globe, Pioneer now combines a worldwide presence with unique market insights, to share the very best investment ideas among our research and portfolio management teams.

We are glad that you have joined us as an investor in Pioneer Growth Opportunities Fund. If you have questions about your investment or other mutual fund offerings from Pioneer, please contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Obsert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                             91.3%
Exchange Traded Funds                           6.0%
Depositary Receipts for International Stocks    1.7%
Temporary Cash Investment                       1.0%

SECTOR DISTRIBUTION
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials               20.7%
Information Technology   16.5%
Consumer Discretionary   16.4%
Industrials              13.0%
Health Care              13.0%
Exchange Traded Funds     6.1%
Consumer Staples          5.8%
Energy                    5.3%
Materials                 3.2%

10 LARGEST HOLDINGS
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1. MICROS Systems, Inc.        3.42%   6. Station Casinos, Inc            2.81%
2. PolyMedica Corp.            3.33    7. Florida Rock Industries, Inc.   2.63
3. American Healthways, Inc.   3.25    8. Iron Mountain, Inc.             2.58
4. W Holding Co., Inc.         3.21    9. Old Dominion Freight            2.58
                                          Line, Inc.
5. Doral Financial Corp.       3.15   10. Stancorp Financial              2.50
                                          Group, Inc.

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSETVALUE
PER SHARE                 12/31/04    12/31/03
                           $ 29.80     $ 24.38

DISTRIBUTIONS PER SHARE   INCOME      SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                            $ --          $ --             $ --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

                NET ASSET   PUBLIC OFFERING
PERIOD            VALUE       PRICE (POP)
Life-of-Class
(9/30/96)         12.53%         11.76%
5 Years            5.13           3.88
1 Year            22.23          15.19

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Pioneer Growth   Russell 2000
         Opportunities Fund          Index
Sep-96                10000          10000
                      11135          10520
                      16659          12873
Dec-98                17403          12545
                      17825          15212
Dec-00                17019          14752
                      20705          15119
 2-Dec                13033          12022
                      18724          17703
 4-Dec                22886          20948

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

POP RETURNS REFLECT DEDUCTION OF MAXIMUM 5.75% SALES CHARGE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

THE PERFORMANCE OF EACH CLASS OF THE FUND IS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS A, CLASS B AND CLASS C SHARES, WHICH HAS BEEN RESTATED TO REFLECT DIFFERENCES IN ANY APPLICABLE SALES CHARGES (BUT NOT DIFFERENCES IN EXPENSES). IF ALL THE EXPENSES OF THE PIONEER FUND WERE REFLECTED, THE PERFORMANCE WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSETVALUE
PER SHARE        12/31/04   12/31/03
                  $ 27.94    $ 23.05

DISTRIBUTIONS PER SHARE   INCOME      SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                             $ --          $ --            $ --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

                  IF       IF
PERIOD           HELD   REDEEMED
Life-of-Class
(9/30/96)       11.67%   11.67%
5 Years          4.36     4.36
1 Year          21.21    17.21

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Pioneer Growth   Russell 2000
         Opportunities Fund          Index
Sep-96                10000          10000
                      11115          10520
                      16528          12873
Dec-98                17086          12545
                      17363          15212
Dec-00                16479          14752
                      19902          15119
 2-Dec                12432          12022
                      17733          17703
 4-Dec                21495          20948

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

"IF REDEEMED" RETURNS REFLECT THE DEDUCTION OF APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC). EFFECTIVE DECEMBER 1, 2004, THE PERIOD DURING WHICH A CDSC IS APPLIED TO WITHDRAWALS WAS SHORTENED TO 5 YEARS. THE MAXIMUM CDSC FOR CLASS B SHARES CONTINUES TO BE 4%. FOR MORE COMPLETE INFORMATION, PLEASE SEE THE ROSPECTUS FOR DETAILS. NOTE: SHARES PURCHASED PRIOR TO DECEMBER 1, 2004 REMAIN SUBJECT TO THE CDSC IN EFFECT AT THE TIME YOU PURCHASED THOSE SHARES. FOR PERFORMANCE INFORMATION FOR SHARES PURCHASED PRIOR TO DECEMBER 1, 2004, PLEASE VISIT www.pioneerfunds.com/bshares.

ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

THE PERFORMANCE OF EACH CLASS OF THE FUND IS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS A, CLASS B AND CLASS C SHARES, WHICH HAS BEEN RESTATED TO REFLECT DIFFERENCES IN ANY APPLICABLE SALES CHARGES (BUT NOT DIFFERENCES IN EXPENSES). IF ALL THE EXPENSES OF THE PIONEER FUND WERE REFLECTED, THE PERFORMANCE WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSETVALUE
PER SHARE                  12/31/04     12/31/03
                            $ 27.94      $ 23.05

DISTRIBUTIONS PER SHARE   INCOME      SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                             $ --          $ --            $ --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund at public offering price, compared to that of the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

                  IF       IF
PERIOD           HELD   REDEEMED
Life-of-Class
(9/30/96)       11.67%   11.67%
5 Years          4.36     4.36
1 Year          21.21    21.21

             Pioneer Growth   Russell 2000
         Opportunities Fund       Index
Sep-96                10000          10000
                      11115          10520
                      16528          12873
Dec-98                17086          12545
                      17363          15212
Dec-00                16471          14752
                      19887          15119
 2-Dec                12432          12022
                      17733          17703
 4-Dec                21495          20948

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CLASS C SHARES HELD FOR LESS THAN ONE YEAR ARE ALSO SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC). THE PERFORMANCE OF CLASS C SHARES DOES NOT REFLECT THE 1% FRONT-END SALES CHARGE IN EFFECT PRIOR TO FEBRUARY 1, 2004. IF YOU PAID A 1% SALES CHARGE, YOUR RETURNS WOULD BE LOWER THAN THOSE SHOWN ABOVE. ALL RESULTS ARE HISTORICAL AND ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. OTHER SHARE CLASSES ARE AVAILABLE FOR WHICH PERFORMANCE AND EXPENSES WILL DIFFER.

The performance of each class of the Fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

SHARE PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

NET ASSETVALUE
PER SHARE                  12/31/04     12/31/03
                            $ 30.31      $ 24.75

DISTRIBUTIONS PER SHARE   INCOME      SHORT-TERM      LONG-TERM
(1/1/04 - 12/31/04)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                             $ --          $ --            $ --

INVESTMENT RETURNS
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Opportunities Fund, compared to that of the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2004)

             IF       IF
PERIOD      HELD   REDEEMED
10 Years   12.47%   12.47%
5 Years     5.40     5.40
1 Year     22.46    22.46

             Pioneer Growth   Russell 2000
         Opportunities Fund          Index
Dec-94                10000          10000
                      12610          12845
Dec-96                15498          14964
                      23242          18310
Dec-98                24257          17844
                      24898          21637
Dec-00                23861          20983
                      29119          21505
 2-Dec                18369          17100
                      26447          25181
 4-Dec                32126          29796

CALL 1-800-225-6292 OR VISIT www.pioneerfunds.com FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PIONEER FUNDS (THE "FUNDS") ISSUED INVESTOR CLASS SHARES IN CONNECTION WITH THE REORGANIZATION OF SAFECO MUTUAL FUNDS. THE FUNDS ARE NOT OFFERING ADDITIONAL INVESTOR CLASS SHARES EXCEPT IN CONNECTION WITH THE REINVESTMENT OF DIVIDENDS ON THE FUNDS' OUTSTANDING INVESTOR CLASS SHARES. ALL INVESTOR CLASS SHARES OF THE FUNDS, WHENEVER ISSUED, CONVERT TO CLASS A SHARES OF THEIR RESPECTIVE FUNDS ON DECEMBER 10, 2006. INVESTOR CLASS SHARES ARE NOT SUBJECT TO SALES CHARGES.

THE PERFORMANCE OF EACH CLASS OF THE FUND IS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS A, CLASS B AND CLASS C SHARES, WHICH HAS BEEN RESTATED TO REFLECT DIFFERENCES IN ANY APPLICABLE SALES CHARGES (BUT NOT DIFFERENCES IN EXPENSES). IF ALL THE EXPENSES OF THE PIONEER FUND WERE REFLECTED, THE PERFORMANCE WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY APPLICABLE EXPENSE WAIVERS IN EFFECT DURING THE PERIODS SHOWN. WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD BE LOWER. WAIVERS MAY NOT BE IN EFFECT FOR ALL FUNDS AND CAN BE RESCINDED AT ANY TIME. SEE THE PROSPECTUS AND FINANCIAL STATEMENTS FOR COMPLETE DETAILS.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

USING THE TABLES

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value / $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER GROWTH OPPORTUNITIES FUND

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                       INVESTOR
SHARE CLASS                         A            B            C          CLASS
----------------------------   ----------   ----------   ----------   ----------
Beginning Account Value
On 7/1/04                      $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00

Ending Account Value
On 12/31/04                    $ 1,222.30   $ 1,212.10   $ 1,212.10   $ 1,129.70

Expenses Paid During Period*   $     7.32   $    11.57   $    11.57   $     5.67

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, 2.08%, 2.08% and 1.03%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (CONTINUED)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

PLEASE NOTE THAT THE EXPENSES SHOWN IN THE TABLES ARE MEANT TO HIGHLIGHT YOUR ONGOING COSTS ONLY AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES (LOADS). THEREFORE, THE TABLE BELOW IS USEFUL IN COMPARING ONGOING COSTS ONLY AND WILL NOT HELP YOU DETERMINE THE RELATIVE TOTAL COSTS OF OWNING DIFFERENT FUNDS. IN ADDITION, IF THESE TRANSACTION COSTS WERE INCLUDED, YOUR COSTS WOULD HAVE BEEN HIGHER.

EXPENSES PAID ON A $1,000 INVESTMENT IN PIONEER GROWTH OPPORTUNITIES FUND

Based on a hypothetical 5% return per year before expenses, reflect-ing the period from July 1, 2004 through December 31, 2004

                                                                       INVESTOR
SHARE CLASS                         A            B            C          CLASS
----------------------------   ----------   ----------   ----------   ----------
Beginning Account Value
On 7/1/04                      $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00

Ending Account Value On
12/31/04                       $ 1,018.55   $ 1,014.68   $ 1,014.68   $ 1,019.81

Expenses Paid During Period*   $     6.65   $    10.53   $    10.53   $     5.38

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.08%, 2.08% and 1.03%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

In the following interview, Michael Rega and Diego Franzin, co-managers of Pioneer Growth Opportunities Fund, discuss the factors that influenced performance for the twelve months ended December 31, 2004. The current portfolio team assumed the Fund's management duties on December 10, 2004.

Q:   WHAT FACTORS AFFECTED THE PERFORMANCE OF U.S. EQUITIES DURING THE PAST
     YEAR?

A: The stock market performed very well in 2004, despite a potentially challenging environment. Investors had to contend with a host of obstacles throughout the year, including a sharp increase in oil prices, rising short-term interest rates, the uncertainty associated with the U.S. presidential election and the ongoing insurgency in Iraq. Nevertheless, the market remained well supported by its strong underlying fundamentals. The economy continued to grow at a steady pace, but not so fast that the Federal Reserve felt compelled to accelerate its measured pace of rate increases. Corporate earnings also remained robust, finishing the year at a much higher level than most analysts had anticipated. Strong earnings, in turn, translated to increased dividends and a continued improvement in corporate balance sheets. Taken together, those factors helped the stock market climb the "wall of worry" and post a double-digit gain for the year.

     Amid this generally positive environment, small-cap stocks outperformed their large-cap counterparts by a wide margin, reflecting the superior earnings growth of companies in the asset class. Within small-caps, value outperformed growth: for the year, the Russell 2000 Value Index returned 22.25% versus 14.31% for the Russell 2000 Growth Index. Given the Fund's focus on reasonably valued small- and medium-sized companies, the strong returns within those market segments provided a favorable tailwind to performance.

Q:   HOW DID THE FUND PERFORM IN RELATION TO ITS BENCHMARK AND PEER GROUP?

A: Class A shares of the Fund produced a total return of 22.23% at net asset value during the twelve-month period ended December 31, 2004, compared to a return of 18.33% for its benchmark, the Russell 2000 Index. The Fund also outperformed the 18.38% average return of the 556 funds in the Lipper Small-Cap Core category, finishing in the top quarter of the group.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (CONTINUED)
--------------------------------------------------------------------------------

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: AS NEW MANAGERS OF THE FUND, WHAT CHANGES DO YOU ANTICIPATE MAKING TO THE PORTFOLIO AND ITS OVERALL INVESTMENT STYLE?

A: We do not plan to do a major rebalancing of the portfolio, but we expect to make a series of gradual changes to the Fund throughout the year as market conditions warrant. First, we intend to bring greater diversification to the portfolio by owning more stocks and taking smaller positions in individual names. Second, we plan to keep the Fund sector neutral, meaning that its industry weightings will usually be very closely in line with those of the benchmark index. In this way, the majority of the Fund's performance will be the result of individual stock selection. We believe we can add more value through company research than by attempting to predict the direction of the overall market or the relative performance of specific industries.

Q:   HOW DO YOU INTEND TO SELECT STOCKS FOR THE FUND?

A: We start by dividing the Russell 2000 Index into a number of distinct sectors and subsectors, then we use a disciplined stock selection model to identify the most attractive stocks in each sector based on four factors: growth, quality, valuation and momentum. That enables us to analyze the entire universe of 2,000 companies and select what our criteria show to be the top 20% in each sector. Next, we focus our research capabilities to conduct a fundamental analysis of each stock that has been selected. We believe that the approach provides both breadth and depth to our stock picking.

     We believe that this investment style will provide more stability to the portfolio and reduce the extent of the variation in its return with respect to the benchmark index. Our goal is not to hit home runs, but to hit singles and doubles and, in the process, try to deliver market-beating returns on a long-term basis.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Q:   WHAT IS YOUR OVERALL VIEW OF THE MARKET AT THIS JUNCTURE?

A: We believe a focus on individual stock selection will be critical in the year ahead. Small-caps have outperformed large-caps for six years in a row, which suggests that a change in market-cap leaders may be in order. What's more, our analysis shows that on a historical basis, growth stocks have been this inexpensive in relation to value less than 5% of the time. This has two implications: first, it means that gains in the small-cap value area are not likely to come as easily as they did in 2004. As a result, fundamental research should play a very important role in generating outperformance. Second, it means that in assessing the outlook for individual stocks, we will place a higher than normal emphasis on companies with the most attractive growth characteristics. We believe these steps will help the Fund effectively navigate the year ahead even in the event that the stellar relative performance of the small-cap value asset class begins to cool off.

Q:   IN WHAT AREAS ARE YOU FINDING THE BEST INVESTMENT OPPORTUNITIES?

A: In 2004, every major sector in the Russell 2000 Index provided double-digit returns with the exception of technology. We expect a greater dispersion of returns in 2005, which again would work to our advantage as individual stock pickers. We will be looking for opportunities in technology and health care, two areas that underperformed the broad-based index during 2004. One of the Fund's top holding, MICROS Systems, is a tech stock that in our view is among those that have additional upside. MICROS develops and markets software applications to the hospitality industry, mostly table service restaurants. Their software allows restaurants to improve coordination between servers and kitchen staff and reduce costs by improving inventory management and product reordering. A key driver of future growth is expansion into the hotel industry as the industry embarks on a 5- to 7-year technology infrastructure upgrade cycle.

     Within health care, we will be closely looking for opportunities in the biotechnology sector. We believe biotechs are less risky than in the past, since there are more companies that have been public for four

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (CONTINUED)
--------------------------------------------------------------------------------

     or five years and, therefore, have a longer earnings history and more experienced management teams. We will look to capitalize on companies we identify as quality managed and staffed, along with a proven record of execution. On the other side of the coin, we find the consumer staples and real estate areas to be less compelling. And within financials, we intend to focus on companies that have an asset/liability mix that favors a flattening yield curve environment and exposure to expanding markets such as Florida and Texas.

Q:   DO YOU HAVE ANY FINAL THOUGHTS FOR INVESTORS?

     A: We believe that the most important aspect of asset management is individual stock selection, and we will remain committed to our research-driven approach. Regardless of the direction of the overall market, we believe Fund shareholders have the potential to benefit from our efforts to identify the highest-quality small-cap stocks in the market.

     BY CONCENTRATING ON ONE INDUSTRY OR ON A GROUP OF RELATED INDUSTRIES, THE PORTFOLIO IS MORE SUSCEPTIBLE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING THOSE INDUSTRIES THAN IS A PORTFOLIO THAT INVESTS MORE BROADLY. INVESTING IN FOREIGN AND/OR EMERGING MARKETS SECURITIES INVOLVES RISKS RELATING TO INTEREST RATES, CURRENCY EXCHANGE RATES, ECONOMIC, AND POLITICAL CONDITIONS. INVESTING IN SMALL COMPANIES MAY OFFER THE POTENTIAL FOR HIGHER RETURNS, BUT THESE COMPANIES ARE ALSO SUBJECT TO GREATER SHORT-TERM PRICE FLUCTUATIONS THAN LARGER, MORE ESTABLISHED COMPANIES.

ANY INFORMATION IN THIS SHAREHOLDER REPORT REGARDING MARKET OR ECONOMIC TRENDS OR THE FACTORS INFLUENCING THE FUND'S HISTORICAL OR FUTURE PERFORMANCE ARE STATEMENTS OF THE OPINION OF FUND MANAGEMENT AS OF THE DATE OF THIS REPORT. THESE STATEMENTS SHOULD NOT BE RELIED UPON FOR ANY OTHER PURPOSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

     SHARES                                                               VALUE
              COMMON STOCKS - 91.7%
              ENERGY - 5.2%
              OIL & GAS DRILLING - 1.5%
    259,000   Pride International, Inc.*                           $   5,319,860
     67,900   Tidewater, Inc.                                          2,417,918
                                                                   -------------
                                                                   $   7,737,778
                                                                   -------------
              OIL & GAS EQUIPMENT AND SERVICES - 1.0%
    166,500   FMC Technologies, Inc.*                              $   5,361,300
                                                                   -------------
              OIL & GAS EXPLORATION & PRODUCTION - 2.7%
    193,200   Forest Oil Corp.*                                    $   6,128,304
    132,900   Newfield Exploration Co.*                                7,847,745
                                                                   -------------
                                                                   $  13,976,049
                                                                   -------------
              TOTAL ENERGY                                         $  27,075,127
                                                                   -------------
              MATERIALS - 3.2%
              CONSTRUCTION MATERIALS - 2.6%
    223,900   Florida Rock Industries, Inc.                        $  13,328,767
                                                                   -------------
              SPECIALTY CHEMICALS - 0.6%
    530,000   Omnova Solutions, Inc.*                              $   2,978,600
                                                                   -------------
              TOTAL MATERIALS                                      $  16,307,367
                                                                   -------------
              CAPITAL GOODS - 4.9%
              AEROSPACE & DEFENSE - 1.5%
    119,700   Alliant Techsystems, Inc.*                           $   7,825,986
                                                                   -------------
              INDUSTRIAL CONGLOMERATES - 2.2%
    259,400   Pentair, Inc.                                        $  11,299,464
                                                                   -------------
              INDUSTRIAL MACHINERY - 1.2%
    289,400   AGCO Corp.*                                          $   6,334,966
                                                                   -------------
              TOTAL CAPITAL GOODS                                  $  25,460,416
                                                                   -------------
              COMMERCIAL SERVICES & SUPPLIES - 5.2%
              COMMERCIAL PRINTING - 0.7%
     97,650   R.R. Donnelly & Sons Co.                             $   3,446,069
                                                                   -------------
              DIVERSIFIED COMMERCIAL SERVICES - 2.7%
    151,900   Concorde Career Colleges, Inc.*                      $   3,083,570
    408,674   NCO Group, Inc.*                                        10,564,223
     58,000   Rent-Way, Inc.*                                            464,580
                                                                   -------------
                                                                   $  14,112,373
                                                                   -------------

The accompanying notes are an integral part of these financial statements.    13

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (CONTINUED)
--------------------------------------------------------------------------------

     SHARES                                                                VALUE
              EMPLOYMENT SERVICES - 1.8%
    281,800   Monster Worldwide, Inc.*                             $   9,479,752
                                                                   -------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                 $  27,038,194
                                                                   -------------
              TRANSPORTATION - 2.5%
              TRUCKING - 2.5%
    375,525   Old Dominion Freight Line, Inc.*                     $  13,068,270
                                                                   -------------
              TOTAL TRANSPORTATION                                 $  13,068,270
                                                                   -------------
              CONSUMER DURABLES & APPAREL - 7.8%
              APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
    428,813   Harold's Stores, Inc.*+                              $     617,491
                                                                   -------------
              FOOTWEAR - 1.6%
    135,600   The Timberland Co.*                                  $   8,498,052
                                                                   -------------
              HOMEBUILDING - 6.1%
    830,000   Champion Enterprises, Inc.*                          $   9,810,600
    101,200   Meritage Corp.*                                         11,405,240
    157,800   Standard-Pacific Corp.                                  10,121,292
                                                                   -------------
                                                                   $  31,337,132
                                                                   -------------
              TOTAL CONSUMER DURABLES & APPAREL                    $  40,452,675
                                                                   -------------
              HOTELS, RESTAURANTS & LEISURE - 5.0%
              CASINOS & GAMING - 5.0%
    480,200   Scientific Games Corp.*                              $  11,447,968
    260,500   Station Casinos, Inc.                                   14,244,140
                                                                   -------------
                                                                   $  25,692,108
                                                                   -------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                  $  25,692,108
                                                                   -------------
              RETAILING - 3.2%
              APPAREL RETAIL - 0.8%
    220,600   Steven Madden, Ltd.*                                 $   4,160,516
                                                                   -------------
              HOME IMPROVEMENT RETAIL - 1.3%
     94,100   Scotts Co.*                                          $   6,918,232
                                                                   -------------
              SPECIALTY STORES - 1.1%
    228,000   West Marine, Inc.*                                   $   5,643,000
                                                                   -------------
              TOTAL RETAILING                                      $  16,721,748
                                                                   -------------

14    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------

     SHARES                                                                VALUE
              FOOD & DRUG RETAILING - 2.4%
              FOOD RETAIL - 2.4%
    328,000   Casey's General Stores, Inc.                         $   5,953,200
    212,600   Fresh Del Monte Produce, Inc.                            6,295,086
                                                                   -------------
                                                                   $  12,248,286
                                                                   -------------
              TOTAL FOOD & DRUG RETAILING                          $  12,248,286
                                                                   -------------
              FOOD, BEVERAGE & TOBACCO - 0.9%
              SOFT DRINKS - 0.9%
     78,100   Coca-Cola Bottling Co.                               $   4,456,385
                                                                   -------------
              TOTAL FOOD, BEVERAGE & TOBACCO                       $   4,456,385
                                                                   -------------
              HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
              HOUSEHOLD PRODUCTS - 1.7%
    346,100   Nu Skin Enterprises, Inc.                            $   8,784,018
                                                                   -------------
              PERSONAL PRODUCTS - 0.8%
    162,600   NBTY, Inc.*                                          $   3,904,026
                                                                   -------------
              TOTAL HOUSEHOLD & PERSONAL PRODUCTS                  $  12,688,044
                                                                   -------------
              HEALTH CARE EQUIPMENT & SERVICES - 8.8%
              HEALTH CARE DISTRIBUTORS - 0.0%
     15,400   American Medical Alert Corp.*                        $      79,002
                                                                   -------------
              HEALTH CARE EQUIPMENT - 3.9%
    429,200   Conceptus, Inc.*                                     $   3,482,958
    452,300   PolyMedica Corp.                                        16,866,267
                                                                   -------------
                                                                   $  20,349,225
                                                                   -------------
              HEALTH CARE SERVICES - 4.9%
    497,600   American Healthways, Inc.*                           $  16,440,704
    219,222   Matria Healthcare, Inc.*                                 8,565,004
                                                                   -------------
                                                                   $  25,005,708
                                                                   -------------
              TOTAL HEALTH CARE EQUIPMENT & SERVICES               $  45,433,935
                                                                   -------------
              PHARMACEUTICALS & BIOTECHNOLOGY - 3.6%
              BIOTECHNOLOGY - 3.6%
    268,300   Connetics Corp.*                                     $   6,517,007
    536,773   Serologicals Corp.*                                     11,873,419
                                                                   -------------
                                                                   $  18,390,426
                                                                   -------------
              TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                $  18,390,426
                                                                   -------------

The accompanying notes are an integral part of these financial statements.    15

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (CONTINUED)
--------------------------------------------------------------------------------

     SHARES                                                                VALUE
              BANKS - 10.8%
              DIVERSIFIED BANKS - 3.1%
    323,603   Doral Financial Corp.                                $  15,937,448
                                                                   -------------
              REGIONAL BANKS - 4.6%
    339,018   Fulton Financial Corp.                               $   7,902,510
    159,200   United Bankshares, Inc.                                  6,073,480
    166,200   Westamerica Bancorporation                               9,691,122
                                                                   -------------
                                                                   $  23,667,112
                                                                   -------------
              THRIFTS & MORTGAGE FINANCE - 3.1%
    707,574   W Holding Co., Inc.                                  $  16,231,748
                                                                   -------------
              TOTAL BANKS                                          $  55,836,308
                                                                   -------------
              DIVERSIFIED FINANCIALS - 1.8%
              DIVERSIFIED FINANCIAL SERVICES - 1.8%
    132,600   Affiliated Managers Group, Inc.*                     $   8,982,324
                                                                   -------------
              TOTAL DIVERSIFIED FINANCIALS                         $   8,982,324
                                                                   -------------
              INSURANCE - 4.1%
              LIFE & HEALTH INSURANCE - 2.4%
    153,500   Stancorp Financial Group, Inc.                       $  12,663,750
                                                                   -------------
              REINSURANCE - 1.7%
    337,200   Scottish RE Group, Ltd.                              $   8,733,480
                                                                   -------------
              TOTAL INSURANCE                                      $  21,397,230
                                                                   -------------
              REAL ESTATE - 3.7%
              REAL ESTATE INVESTMENT TRUSTS - 3.7%
    149,800   Alexandria Real Estate Equities, Inc.                $  11,148,115
    122,700   New Century Financial Corp.                              7,841,757
                                                                   -------------
                                                                   $  18,989,872
                                                                   -------------
              TOTAL REAL ESTATE                                    $  18,989,872
                                                                   -------------
              SOFTWARE & SERVICES - 8.5%
              DATA PROCESSING & OUTSOURCED SERVICES - 2.5%
    428,820   Iron Mountain Inc.*                                  $  13,074,722
                                                                   -------------
              HOME ENTERTAINMENT SOFTWARE - 1.7%
    391,300   THQ, Inc.*                                           $  8,976,422
                                                                   -------------
              INTERNET SOFTWARE & SERVICES - 2.4%
    247,800   Websense, Inc.*                                      $  12,568,416
                                                                   -------------

16    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------

     SHARES                                                                VALUE
              SYSTEMS SOFTWARE - 1.9%
    992,508   Ciber, Inc.*                                         $   9,567,777
                                                                   -------------
              TOTAL SOFTWARE & SERVICES                            $  44,187,337
                                                                   -------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
              COMPUTER STORAGE & PERIPHERALS - 3.4%
    222,128   Micros Systems, Inc.*                                $  17,339,312
                                                                   -------------
              TECHNOLOGY DISTRIBUTORS - 3.8%
    221,900   DRS Technologies, Inc.*                              $   9,477,349
    342,500   Tektronix, Inc.                                         10,346,925
                                                                   -------------
                                                                   $  19,824,274
                                                                   -------------
              TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                $  37,163,586
                                                                   -------------
              SEMICONDUCTORS - 0.4%
              SEMICONDUCTORS - 0.4%
    103,800   DSP Group, Inc.*                                     $   2,317,854
                                                                   -------------
              TOTAL SEMICONDUCTORS                                 $   2,317,854
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $264,514,388)                                  $ 473,907,492
                                                                   -------------
              RIGHTS/WARRANTS - 0.3%
              HEALTH CARE EQUIPMENT - 0.1%
     92,625   Endocare, Inc., Exp. 11/23/05*                       $          --
    260,000   Lifepoint, Inc., Exp. 4/1/07*                                   --
    156,000   Lifepoint, Inc., Exp. 7/21/07*                                  --
     74,330   NCO Group, Exp. 9/28/06*                                        --
    450,000   Photomedex, Inc., Exp. 6/13/07*                            360,000
    172,200   SpectRx, Inc., Exp. 6/4/06*                                     --
                                                                   -------------
              TOTAL HEALTH CARE EQUIPMENT                          $     360,000
                                                                   -------------
              PHARMACEUTICALS - 0.2%
    217,500   Nastech Pharmaceutical Co., Inc., Exp. 3/22/06*      $   1,251,169
                                                                   -------------
              TOTAL PHARMACEUTICALS                                $   1,251,169
                                                                   -------------
              TOTAL RIGHTS/WARRANTS
              (Cost $43,215)                                       $   1,611,169
                                                                   -------------

The accompanying notes are an integral part of these financial statements.    17

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (CONTINUED)
--------------------------------------------------------------------------------

     SHARES                                                                VALUE
              EXCHANGE TRADED FUNDS - 6.0%
     45,600   Russell 2000 Exchange Traded Fund                    $   5,905,200
     30,200   Russell 2000 Value Exchange Traded Fund                  5,827,392
    138,800   Russell 2000 Growth Exchange Traded Fund                 9,339,852
     90,300   S&P Small Cap 600/BARRA Growth Index Exchange
              Traded Fund                                              9,671,130
                                                                   -------------
                                                                   $  30,743,574
                                                                   -------------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $23,951,227)                                   $  30,743,574
                                                                   -------------
  PRINCIPAL
     AMOUNT
              TEMPORARY CASH INVESTMENT - 0.9%
              REPURCHASE AGREEMENT - 0.9%
$ 4,900,000   UBS Warburg, Inc., 1.00%, dated 12/31/04,
              repurchase price of $4,900,000 plus accrued
              interest on 1/3/05 collateralized by $4,881,000
              U.S. Treasury Note, 6.75%, 5/15/05                   $   4,900,000
                                                                   -------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $4,900,000)                                    $   4,900,000
                                                                   -------------
              TOTAL INVESTMENTS IN SECURITIES - 98.9%
              (Cost $293,408,830)(a)                               $ 511,162,235
                                                                   -------------
              OTHER ASSETS AND LIABILITIES - 1.1%                  $   5,821,381
                                                                   -------------
              TOTAL NET ASSETS - 100.0%                            $ 516,983,616
                                                                   =============

*    Non-income producing security

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $293,408,830 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                      $ 224,709,017
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                         (6,955,612)
                                                                    -------------
     Net unrealized gain                                            $ 217,753,405
                                                                    =============

     Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $86,840,470 and $206,609,722, respectively.

18    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
   Investments in securities of unaffiliated issuers, at value
      (cost $289,326,731)                                        $  510,544,744
   Investment in securities of affiliated issuers, at value
      (cost $4,082,099)                                                 617,491
         Total investment in securities, at value
            (cost $293,408,830)                                  $  511,162,235
                                                                 --------------
   Cash                                                               4,064,830
   Receivables -
      Investment securities sold                                      2,892,228
      Fund shares sold                                                  129,022
      Dividends and interest                                            260,327
      Due from Pioneer Investment Management, Inc.                        7,528
   Other                                                                155,291
                                                                 --------------
         Total assets                                            $  518,671,461
                                                                 --------------
LIABILITIES:
   Payables -
      Fund shares repurchased                                    $    1,267,323
   Due to affiliates                                                    266,478
   Accrued expenses                                                     154,044
                                                                 --------------
         Total liabilities                                       $    1,687,845
                                                                 --------------
NET ASSETS:
   Paid-in capital                                               $  441,116,637
   Accumulated net realized loss on investments                    (141,886,426)
   Net unrealized gain on investments                               217,753,405
                                                                 --------------
         Total net assets                                        $  516,983,616
                                                                 ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $23,225,305/779,469 shares)                 $        29.80
                                                                 ==============
   Class B (based on $10,303/368.82 shares)                      $        27.94
                                                                 ==============
   Class C (based on $10,303/368.82 shares)                      $        27.94
                                                                 ==============
   Investor Class (based on $493,737,705/16,287,669 shares)      $        30.31
                                                                 ==============
MAXIMUM OFFERING PRICE:
   Class A ($29.80 / 94.25%)                                     $        31.62
                                                                 ==============

The accompanying notes are an integral part of these financial statements.    19

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED 12/31/04

INVESTMENT INCOME:
   Dividends                                                  $ 3,452,844
   Interest                                                        92,061
   Income from securities loaned, net                             269,786
                                                              -----------
         Total investment income                                            $   3,814,691
                                                                            -------------
EXPENSES:
   Management fees                                            $ 3,507,955
   Transfer agent fees and expenses
      Class A                                                     280,495
      Class B                                                      40,523
      Class C                                                         767
      Investor Class                                            1,232,624
   Distribution fees
      Class A                                                      62,337
      Class B                                                      82,878
      Class C                                                       2,025
   Administrative reimbursements                                  230,354
   Custodian fees                                                  44,494
   Registration fees                                               41,039
   Professional fees                                               49,777
   Printing expense                                               226,835
   Fees and expenses of nonaffiliated trustees                     11,616
   Miscellaneous                                                    6,164
                                                              -----------
         Total expenses                                                     $   5,819,883
         Less waiver of transfer agent fees and expenses
      Class A                                                                    (244,365)
      Class B                                                                     (21,043)
      Class C                                                                        (544)
                                                                            -------------
                                                                                 (265,952)
                                                                            -------------
         Net expenses                                                       $   5,553,931
                                                                            -------------
            Net investment loss                                             $  (1,739,240)
                                                                            -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments on unaffiliated issuers                 $  22,339,960
                                                                            -------------
   Net realized loss on investments of affiliated issuers                   $ (11,616,530)
                                                                            -------------
   Change in net unrealized gain on investments                             $  94,970,174
                                                                            -------------
      Net gain on investments                                               $ 105,693,604
                                                                            -------------
      Net increase in net assets resulting from operations                  $ 103,954,364
                                                                            =============

20    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED 12/31/04 AND 12/31/03, RESPECTIVELY

                                                 YEAR ENDED       YEAR ENDED
                                                  12/31/04         12/31/03
FROM OPERATIONS:
Net investment loss                            $   (1,739,240)  $   (2,293,781)
Net realized gain (loss) on investments            10,723,430      (22,928,645)
Change in net unrealized gain on investments       94,970,174      199,157,000
                                               --------------   --------------
   Net increase in net assets resulting
      from operations                          $  103,954,364   $  173,934,574
                                               --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares               $   89,900,479   $   87,942,438
Cost of shares repurchased                       (202,924,667)    (177,126,219)
Redemption fees                                        21,952          214,695
                                               --------------   --------------
   Net decrease in net assets resulting from
     Fund share transactions                   $ (113,002,236)  $  (88,969,086)
                                               --------------   --------------
   Net increase (decrease) in net assets       $   (9,047,872)  $   84,965,488
NET ASSETS:
Beginning of year                              $  526,031,488   $  441,066,000
                                               --------------   --------------
End of year (including undistributed net
   investment loss of $0
   and $0, respectively)                       $ 516,983,616    $  526,031,488
                                               ==============   ==============

The accompanying notes are an integral part of these financial statements.    21

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (CONTINUED)
--------------------------------------------------------------------------------
FOR THE YEARS ENDED 12/31/04 AND 12/31/03

                               '04 SHARES    '04 AMOUNTS    '03 SHARES    '03 AMOUNTS
CLASS A
Shares sold                     1,625,735   $   44,781,937      770,479   $   15,683,701
Shares repurchased               (588,800)     (15,344,859)  (1,010,477)     (20,480,097)
Shares transferred in
   reorganization              (1,138,308)     (32,894,246)          --               --
                               ----------   --------------   ----------   --------------
   Net increase (decrease)       (101,373)  $   (3,457,168)    (239,998)  $   (4,796,396)
CLASS B:
Shares sold                        28,766   $      698,430       39,327   $      676,518
Shares repurchased               (257,660)      (6,201,757)     (96,956)      (1,783,758)
Shares transferred in
   reorganization                (253,517)      (6,875,815)          --               --
                               ----------   --------------   ----------   --------------
   Net increase (decrease)       (482,411)  $  (12,379,142)     (57,629)  $   (1,107,240)
CLASS C:
Shares sold                         1,540   $       39,648          608   $       11,491
Shares repurchased                   (416)         (10,812)      (1,972)         (34,276)
Shares transferred in
   reorganization                  (9,326)        (252,937)          --               --
                               ----------   --------------   ----------   --------------
   Net increase (decrease)         (8,202)  $     (224,101)      (1,364)  $      (22,785)
INVESTOR CLASS:
Shares sold                     1,698,081   $   44,380,464    3,664,615   $   71,570,728
Shares repurchased             (6,699,387)    (181,367,239)  (7,772,702)    (154,828,088)
Shares transferred in
   reorganization               1,360,781       40,022,998           --               --
                               ----------   --------------   ----------   --------------
   Net increase (decrease)     (3,640,525)  $  (96,963,777)  (4,108,087)  $  (83,257,360)
                               ----------   --------------   ----------   --------------

22    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                              12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                          $  24.38      $  16.97     $  26.96      $  22.16    $  23.21
                                                              --------      --------     --------      --------    --------
Net increase (decrease) from investment operations:
   Net investment income (loss)                               $  (0.14)(b)  $  (0.16)    $  (0.24)     $  (0.20)   $  (0.25)
   Net realized and unrealized gain (loss) on investments         5.56          7.56        (9.77)++       5.00       (0.80)
                                                              --------      --------     --------      --------    --------
      Net increase from investment operations                 $   5.42      $   7.40     $ (10.01)     $   4.80    $  (1.05)
                                                              --------      --------     --------      --------    --------
Redemption fees                                               $   0.00(c)   $   0.01     $   0.02      $     --    $     --
Net increase in net asset value                               $   5.42      $   7.41     $  (9.99)     $   4.80    $  (1.05)
                                                              --------      --------     --------      --------    --------
Net asset value, end of period                                $  29.80      $  24.38     $  16.97      $  26.96    $  22.16
                                                              ========      ========     ========      ========    ========
Total return*                                                    22.23%        43.67%      (37.05)%       21.66%      (4.52)%
Ratio of net expenses to average net assets                       1.31%         1.33%        1.33%         1.31%       1.31%
Ratio of net investment income (loss) to average net assets      (0.55)%       (0.70)%      (1.17)%       (1.00)%     (1.00)%
Portfolio turnover rate                                             17%           46%          37%           65%         63%
Net assets, end of period (in thousands)                      $ 23,225      $ 21,475     $ 19,024      $ 33,877    $ 26,020
Ratios with no waiver of fees:
   Net expenses                                                   2.29%         2.38%        1.67%         1.36%       1.49%
   Net investment loss                                           (1.53)%       (1.75)%      (1.51)%       (1.05)%     (1.18)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 ++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net Investment income per share has been calculated using the average shares method.
(c)  Rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.    23

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                        $  23.05      $  16.16     $  25.87     $  21.42     $  22.57
                                                            --------      --------     --------     --------     --------
Net increase (decrease) from investment operations:
   Net investment income (loss)                             $  (0.47)(b)  $  (0.28)    $  (0.39)    $  (0.40)    $  (0.41)
   Net realized and unrealized gain (loss) on investments       5.36          7.16        (9.34)++      4.85        (0.74)
                                                            --------      --------     --------     --------     --------
      Net increase from investment operations               $   4.89      $   6.88     $  (9.73)    $   4.45     $  (1.15)
                                                            --------      --------     --------     --------     --------
Redemption fees                                             $   0.00(c)   $   0.01     $   0.02     $     --     $     --
Net increase in net asset value                             $   4.89      $   6.89     $  (9.71)    $   4.45     $  (1.15)
                                                            --------      --------     --------     --------     --------
Net asset value, end of period                              $  27.94      $  23.05     $  16.16     $  25.87     $  21.42
                                                            ========      ========     ========     ========     ========
Total return*                                                  21.21%        42.64%      (37.53)%      20.77%       (5.10)%
Ratio of net expenses to average net assets                     2.08%         2.08%        2.08%        2.06%        2.06%
Ratio of net investment (loss) to average net assets           (1.37)%       (1.43)%      (1.92)%      (1.75)%      (1.71)%
Portfolio turnover rate                                           17%           46%          37%          65%          63%
Net assets, end of period (in thousands)                    $     10      $ 11,126     $  8,734     $ 14,346     $ 12,391
Ratios with no waiver of fees:
   Net expenses                                                 2.33%         2.45%        2.21%        2.09%        2.16%
   Net investment loss                                         (1.63)%       (1.80)%      (2.05)%      (1.78)%      (1.81)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 ++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net Investment income per share has been calculated using the average shares method.
(c)  Rounds to less than $0.01 cent per share.

24    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                       12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00(b)
CLASS C
Net asset value, beginning of period                   $ 23.05       $ 16.16      $ 25.85      $  21.40     $ 23.34
                                                       -------       -------      -------      --------     -------
Net increase (decrease) from investment operations:
   Net investment income (loss)                        $ (0.33)(c)   $ (0.29)     $ (0.33)     $  (0.35)    $ (0.23)
   Net realized and unrealized gain (loss) on
      investments                                         5.22          7.17        (9.38)++       4.80       (1.71)
                                                       -------       -------      -------      --------     -------
      Net increase from investment operations          $  4.89       $  6.88      $ (9.71)     $   4.45     $ (1.94)
                                                       -------       -------      -------      --------     -------
Redemption fees                                        $  0.00(d)    $  0.01      $  0.02      $     --     $    --
Net increase in net asset value                        $  4.89       $  6.89      $ (9.69)     $   4.45     $ (1.94)
                                                       -------       -------      -------      --------     -------
Net asset value, end of period                         $ 27.94       $ 23.05      $ 16.16      $  25.85     $ 21.40
                                                       =======       =======      =======      ========     =======
Total return*                                            21.21%        42.64%       37.49)%       20.74%      (8.27)%***
Ratio of net expenses to average net assets               2.08%         2.08%        2.08%         2.06%       2.02%**
Ratio of net investment (loss) to average net assets     (1.35)%       (1.45)%      (1.93)%       (1.75)%     (1.71)%**
Portfolio turnover rate                                     17%           46%          37%           65%         63%
Net assets, end of period (in thousands)               $    10       $   198      $   161      $    194     $   120
Ratios with no waiver of fees:
   Net expenses                                           2.35%         2.48%        2.33%         2.06%       2.02%**
   Net investment loss                                   (1.62)%       (1.85)%      (2.18)%       (1.75)%     (1.71)%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 ++  Includes $0.10 related to investment reimbursement by affiliate.
 **  Annualized
***  Not Annualized
(b) For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.
(c) Net Investment income per share has been calculated using the average shares method.
(d)  Amount rounds to less than $0.01 cent per share.

The accompanying notes are an integral part of these financial statements.    25

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                              12/31/04(a)     12/31/03     12/31/02     12/31/01     12/31/00
INVESTOR CLASS
Net asset value, beginning of period                          $   24.75      $   17.19    $   27.25    $   22.33    $   23.30
                                                              ---------      ---------    ----------   ---------    ---------
Net increase (decrease) from investment operations:
     Net investment loss                                      $   (0.08)(b)  $   (0.10)   $   (0.22)   $   (0.16)   $   (0.19)
     Net realized and unrealized gain (loss) on investments        5.64           7.66        (9.86)++      5.08        (0.78)
                                                              ---------      ---------    ----------   ---------    ---------
        Net increase (decrease) from investment operations    $    5.56      $    7.56    $  (10.08)   $    4.92    $   (0.97)
                                                              ---------      ---------    ----------   ---------    ---------
Redemption fees                                               $    0.00(c)   $    0.01    $    0.02    $      --    $      --
Net increase (decrease) in net asset value                    $    5.56      $    7.56    $  (10.06)   $    4.92    $   (0.97)
                                                              ---------      ---------    ----------   ---------    ---------
Net asset value, end of period                                $   30.31      $   24.75    $   17.19    $   27.25    $   22.33
                                                              =========      =========    ==========   =========    =========
Total return*                                                     22.46%         43.98%      (36.92)%      22.03%       (4.16)%
Ratio of net expenses to average net assets                        1.03%          1.08%        1.08%        1.03%        1.05%
Ratio of net investment loss to average net assets                (0.30)%        (0.46)%      (0.91)%      (0.71)%      (0.74)%
Portfolio turnover rate                                              17%            46%          37%          65%          63%
Net assets, end of period (in thousands)                      $ 493,738      $ 493,232    $ 413,147    $ 829,052    $ 637,557
Ratios with no waiver of fees:
     Net expenses                                                  1.03%          1.14%        1.09%        1.03%        1.05%
     Net investment loss                                          (0.30)%        (0.52)%      (0.92)%      (0.71)%      (0.74)%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 ++  Includes $0.10 related to investment reimbursement by affiliate.
(b) Net Investment income per share has been calculated using the average shares method.
(c)  Amount rounds to less than $0.01 cent per share.

26    The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Growth Opportunities Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Growth Opportunities Fund, Inc. Safeco Growth Opportunities Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Growth Opportunities Fund on December 8, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to achieve growth of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Investor Class shares. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of December 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   FOREIGN CURRENCY TRANSLATION

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------

     amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2004, the Fund had a net capital loss carryforward of $141,886,426 of which $150,980 will expire in 2009, $82,677,151 will expire in 2010 and $59,058,295 will expire in 2011, if not utilized.

     There were no distributions paid during the years ended December 31, 2004 and December 31, 2003.

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

                                 2004
                            --------------
Capital loss carryforward   $ (141,886,426)
Unrealized appreciation        217,753,405
                            --------------
Total                       $   75,866,979
                            ==============

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

     At December 31, 2004, the Fund has reclassified $1,739,240 to decrease undistributed net investment loss and $1,739,240 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

D.   FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $54 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

E.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Investor Class shares can bear different transfer agent and distribution fees.

F.   SECURITY LENDING

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as

PIONEER GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G.   REPURCHASE AGREEMENTS

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   REDEMPTION FEES

     Prior to the reorganization, shares held for less than 90 days in the Fund were subject to an early redemption fee equal to 2% of the proceeds of the redeemed shares. These fees, which were retained by the Fund, were accounted for as an addition to paid-in-capital.

2.   MANAGEMENT AGREEMENT

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

Prior to the reorganization, Safeco Growth Opportunities Fund was advised by Safeco Asset Management Company, which received a fee calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $250 million; 0.65% of the next $500 million; and 0.60% of the next 500 million and 0.55% over
1.25 billion. Prior to the reorganization, Safeco Asset Management Company contractually agreed to reimburse the Fund for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceeded on an annual basis 0.40% of the average daily net assets of the Fund.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C and Investor Class shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Through the second anniversary of the closing of the "reorganization", PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.05% of the average daily net assets attributable to Investor Class Shares.

Prior to the reorganization, fund accounting and fund administration fees were paid to Safeco Asset Management Company.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $192,543 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   TRANSFER AGENT

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $72,332 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization, Safeco Services Corporation was the transfer agent and Safeco Securities Corp. was the shareholder servicing agent. Prior to the reorganization Safeco Services Corporation assessed shareholders accounts an annual $12 low balance fee on shareholder accounts containing

PIONEER GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

balances less than $1,000, which were recorded as a waiver of transfer agent expenses. PIMSS does not charge a low balance fee.

4.   DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,603 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective December 10, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 10, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, there were no CDSCs paid to PFD.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (CONTINUED)
--------------------------------------------------------------------------------

5.   INVESTMENT IN AFFILIATES

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the year ended, December 31, 2004:

                                                                                                VALUE OF
                        SHARES     PURCHASES                SHARES       REALIZED              AFFILIATES
                          AT          OF        SALE OF       AT       GAIN (LOSS)    DIVIDE       AT
AFFILIATES              1/1/04      SHARES       SHARES    12/31/04     ON SALES      INCOME    12/31/04
---------------------------------------------------------------------------------------------------------
Conceptus, Inc.*       1,246,800       --        817,600    429,200   $   1,766,597    $ --     $      --
Harold's Stores,Inc.     532,213       --        103,400    428,813      (1,286,067)     --       617,491
Matria Healthcare,
   Inc.*                 586,225       --        367,003    219,222       4,065,247      --            --
Med-Design Corp.*      1,172,500       --      1,172,500         --      (11,583,536)    --            --
Nastech
   Pharmaceutical
   Co., Inc.*            835,000       --        835,000         --       5,568,699      --            --
North American
   Scientific, Inc.*     675,600       --        675,600         --      (7,001,653)     --            --
Rent-Way, Inc.*        1,731,300       --      1,673,300     58,000       1,989,331      --            --
SpectRx, Inc.*           861,000       --        861,000         --      (5,135,148)     --            --
                       ---------      ---      ---------    -------   -------------    -----    ---------
Totals                                                                $ (11,616,530)   $ --     $ 617,491
                                                                      =============    =====    =========

*    Company was not an affiliate at end of the period.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES OF THE PIONEER SERIES TRUST II AND THE
SHAREOWNERS OF PIONEER GROWTH OPPORTUNITIES FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Growth Opportunities Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), (formerly Safeco Growth Opportunities Fund, one of the series that comprised the Safeco Common Stock Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Growth Opportunities Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Wilmer Cutler Pickering Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

PROXY VOTING POLICIES AND PROCEDURES OF THE FUND are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS                BY THIS TRUSTEE
John F. Cogan, Jr. (78)*   Chairman of the Board,     Serves until           Trustee and President Serves   Director of Harbor
                           Trustee and President      successor trustee is   until retirement or removal;   Global Company, Ltd.
                                                      elected or earlier     Deputy Chairman and a
                                                      retirement or          Director of Pioneer Global
                                                      removal                Asset Management S.p.A.
                                                                             ("PGAM"); Non-Executive
                                                                             Chairman and a Director of
                                                                             Pioneer Investment
                                                                             Management USA Inc.
                                                                             ("PIM-USA"); Chairman and a
                                                                             Director of Pioneer;
                                                                             Director of Pioneer
                                                                             Alternative Investment
                                                                             Management Limited (Dublin);
                                                                             President and a Director of
                                                                             Pioneer Alternative
                                                                             Investment Management
                                                                             (Bermuda) Limited and
                                                                             affiliated funds; President
                                                                             and Director of Pioneer
                                                                             Funds Distributor, Inc.
                                                                             ("PFD"); President of all of
                                                                             the Pioneer Funds; and Of
                                                                             Counsel (since 2000, partner
                                                                             prior to 2000), Wilmer
                                                                             Cutler Pickering Hale and
                                                                             Dorr LLP (counsel to PIM-USA
                                                                             and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and                Serves until           President and Chief            None
                           Executive Vice President   successor trustee is   Executive Officer, PIM-USA
                                                      elected or earlier     since May 2003 (Director
                                                      retirement or          since January 2001);
                                                      removal                President and Director of
                                                                             Pioneer since May 2003;
                                                                             Chairman and Director of
                                                                             Pioneer Investment
                                                                             Management Shareholder
                                                                             Services, Inc. ("PIMSS")
                                                                             since May 2003; Executive
                                                                             Vice President of all of the
                                                                             Pioneer Funds since June
                                                                             2003; Executive Vice
                                                                             President and Chief
                                                                             Operating Officer of
                                                                             PIM-USA, November 2000 to
                                                                             May 2003; Executive Vice
                                                                             President, Chief Financial
                                                                             Officer and Treasurer, John
                                                                             Hancock Advisers, L.L.C.,
                                                                             Boston, MA, November 1999 to
                                                                             November 2000; Senior Vice
                                                                             President and Chief
                                                                             Financial Officer, John
                                                                             Hancock Advisers, L.L.C.,
                                                                             April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS                BY THIS TRUSTEE
David R. Bock** (61)       Trustee since 2005.        Serves until a         Senior Vice President and      Director of The
3050 K. Street NW,                                    successor trustee      Chief Financial Officer,       Enterprise Social
Washington, DC 20007                                  is elected or earlier  I-trax, Inc. (publicly         Investment Company
                                                      retirement or          traded health care services    (privately-held
                                                      removal                company) (2001-present);       affordable housing
                                                                             Managing Partner, Federal      finance company);
                                                                             City Capital Advisors          Director of New York
                                                                             (boutique merchant             Mortgage Trust (publicly
                                                                             bank)(1995-2000; 2002 to       traded mortgage REIT)
                                                                             2004); Executive Vice
                                                                             President and Chief
                                                                             Financial Officer, Pedestal
                                                                             Inc. (internet-based
                                                                             mortgage trading company)
                                                                             (2000-2002)

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)          Trustee since 2004.        Serves until           President, Bush                Director of Brady
3509 Woodbine Street,                                 successor trustee      International (international   Corporation (industrial
Chevy Chase, MD 20815                                 is elected or          financial advisory firm)       identification and
                                                      earlier retirement                                    specialty coated
                                                      or removal                                            material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham       Trustee since 2004.        Serves until           Founding Director, The         None
(57) 1001 Sherbrooke                                  successor trustee      Winthrop Group, Inc.
Street West, Montreal,                                is elected or          (consulting firm); Professor
Quebec, Canada H3A 1G5                                earlier retirement     of Management, Faculty of
                                                      or removal             Management, McGill
                                                                             University
------------------------------------------------------------------------------------------------------------------------------------

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS                BY THIS TRUSTEE
Marguerite A. Piret (56)   Trustee since 2004.        Serves until           President and Chief            Director of New America
One Boston Place, 28th                                successor trustee      Executive Officer, Newbury,    High Income Fund, Inc.
Floor, Boston, MA 02108                               is elected or          Piret & Company, Inc.          (closed-end investment
                                                      earlier retirement     (investment banking firm)      company)
                                                      or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)       Trustee since 2004.        Serves until           Senior Counsel, Sullivan &     Director, The Swiss
125 Broad Street,                                     successor trustee is   Cromwell (law firm)            Helvetia Fund, Inc.
New York, NY 10004                                    elected or earlier                                    (closed-end investment
                                                      retirement or                                         company) and AMVESCAP
                                                      removal                                               PLC (investment
                                                                                                            managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)         Trustee since 2004.        Serves until           President, John Winthrop &     None
One North Adgers Wharf,                               successor trustee      Co., Inc. (private
Charleston, SC 29401                                  is elected or          investment firm)
                                                      earlier retirement
                                                      or removal
------------------------------------------------------------------------------------------------------------------------------------

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS                BY THIS OFFICER
Dorothy E. Bourassa (57)   Secretary                  Serves at the          Secretary of PIM-USA; Senior   None
                                                      discretion             Vice President- Legal of
                                                      of the Board           Pioneer; and Secretary/Clerk
                                                                             of most of PIM-USA's
                                                                             subsidiaries since October
                                                                             2000; Secretary of all of
                                                                             the Pioneer Funds since
                                                                             September 2003 (Assistant
                                                                             Secretary from November 2000
                                                                             to September 2003); and
                                                                             Senior Counsel, Assistant
                                                                             Vice President and Director
                                                                             of Compliance of PIM-USA
                                                                             from April 1998 through
                                                                             October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley(40)  Assistant Secretary        Serves at the          Assistant Vice President and   None
                                                      discretion of the      Senior Counsel of Pioneer
                                                      Board                  since July 2002; Vice
                                                                             President and Senior Counsel
                                                                             of BISYS Fund Services, Inc.
                                                                             (April 2001 to June 2002);
                                                                             Senior Vice President and
                                                                             Deputy General Counsel of
                                                                             Funds Distributor, Inc.
                                                                             (July 2000 to April 2001;
                                                                             Vice President and Associate
                                                                             General Counsel from July
                                                                             1996 to July 2000);
                                                                             Assistant Secretary of all
                                                                             Pioneer Funds since
                                                                             September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)       Assistant Secretary        Serves at the          Partner, Wilmer Cutler         None
                                                      discretion             Pickering Hale and Dorr LLP;
                                                      of the Board           Assistant Secretary of all
                                                                             Pioneer Funds since
                                                                             September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)          Treasurer                  Serves at the          Vice President-Fund            None
                                                      discretion of the      Accounting, Administration
                                                      Board                  and Custody Services of
                                                                             Pioneer; and Treasurer of
                                                                             all of the Pioneer Funds
                                                                             (Assistant Treasurer from
                                                                             June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                                                                                            OTHER DIRECTORSHIPS
                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    HELD BY THIS OFFICER
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS
Mark E. Bradley (45)       Assistant Treasurer        Serves at the          Deputy Treasurer of Pioneer    None
                                                      discretion             since 2004; Treasurer and
                                                      of the Board           Senior Vice President, CDC
                                                                             IXIS Asset Management
                                                                             Services from 2002 to 2003;
                                                                             Assistant Treasurer and Vice
                                                                             President, MFS Investment
                                                                             Management from 1997 to
                                                                             2002; and Assistant
                                                                             Treasurer of all of the
                                                                             Pioneer Funds since November
                                                                             2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)      Assistant Treasurer        Serves at the          Assistant Vice                 None
                                                      discretion of the      President-Fund Accounting,
                                                      Board                  Administration and Custody
                                                                             Services of Pioneer; and
                                                                             Assistant Treasurer of all
                                                                             of the Pioneer Funds since
                                                                             November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)         Assistant Treasurer        Serves at the          Fund Accounting                None
                                                      discretion of the      Manager-Fund Accounting,
                                                      Board                  Administration and Custody
                                                                             Services of Pioneer; and
                                                                             Assistant Treasurer of all
                                                                             of the Pioneer Funds since
                                                                             May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan     Assistant Treasurer        Serves at the          Fund Administration            None
(31)                                                  discretion of the      Manager-Fund  Accounting,
                                                      Board                  Administration and Custody
                                                                             Services since June 2003;
                                                                             Assistant Vice
                                                                             President-Mutual Fund
                                                                             Operations of State Street
                                                                             Corporation from June 2002
                                                                             to June 2003 (formerly
                                                                             Deutsche Bank Asset
                                                                             Management); Pioneer Fund
                                                                             Accounting, Administration
                                                                             and Custody Services (Fund
                                                                             Accounting Manager from
                                                                             August 1999 to May 2002,
                                                                             Fund Accounting Services
                                                                             Supervisor from 1997 to
                                                                             July 1999); Assistant
                                                                             Treasurer of all Pioneer
                                                                             Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

PIONEER GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                           POSITIONS HELD                                    PRINCIPAL OCCUPATION DURING    OTHER DIRECTORSHIPS HELD
NAME AND AGE               WITH THE FUND              TERM OF OFFICE         PAST FIVE YEARS                BY THIS OFFICER
Martin J. Wolin (37)       Chief Compliance           Serves at the          Chief Compliance Officer of    None
                           Officer                    discretion of the      Pioneer (Director of
                                                      Board                  Compliance and Senior
                                                                             Counsel from November 2000
                                                                             to September 2004); Vice
                                                                             President and Associate
                                                                             General Counsel of UAM Fund
                                                                             Services, Inc. (mutual fund
                                                                             administration company) from
                                                                             February 1998 to November
                                                                             2000; and Chief Compliance
                                                                             Officer of all of the
                                                                             Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a PROSPECTUS and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneer funds.com.

U.S. EQUITY                         Pioneer Ibbotson Growth
Pioneer Fund                           Allocation Fund
Pioneer Balanced Fund               Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund              Allocation Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund     INTERNATIONAL/GLOBAL EQUITY
Pioneer Growth Opportunities Fund   Pioneer Emerging Markets Fund
Pioneer Growth Shares               Pioneer Europe Select Fund
Pioneer Mid Cap Growth Fund         Pioneer Europe Fund
Pioneer Mid Cap Value Fund          Pioneer International Equity Fund
Pioneer Oak Ridge Large Cap         Pioneer International Value Fund
   Growth Fund
Pioneer Oak Ridge Small Cap         FIXED INCOME
   Growth Fund                      Pioneer America Income Trust
Pioneer Papp America-Pacific        Pioneer Bond Fund
   Rim Fund                         Pioneer California Tax Free
Pioneer Papp Small and Mid Cap         Income Fund
   Growth Fund                      Pioneer Global High Yield Fund
Pioneer Papp Stock Fund             Pioneer High Yield Fund
Pioneer Papp Strategic              Pioneer Municipal Bond Fund
   Growth Fund                      Pioneer Short Term Income Fund
Pioneer Real Estate Shares          Pioneer Strategic Income Fund
Pioneer Research Fund               Pioneer Tax Free Income Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund          MONEY MARKET
Pioneer Value Fund                  Pioneer Cash Reserves Fund*
                                    Pioneer Tax Free Money
                                       Market Fund
ASSET ALLOCATION
Pioneer Ibbotson Moderate
   Allocation Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

                           THIS PAGE FOR YOUR NOTES.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                           1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                        1-800-225-4321

RETIREMENT PLANS INFORMATION                                1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                1-800-225-1997

WRITE TO US:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

OUR TOLL-FREE FAX                                           1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                  ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                   www.pioneerfunds.com

PLEASE CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT A FUND AND SHOULD BE READ CARE- FULLY BEFORE YOU INVEST OR SEND MONEY. TO OBTAIN A PROSPECTUS AND FOR OTHER INFORMATION ON ANY PIONEER FUND, CALL 1-800-225-6292 OR VISIT OUR WEB SITE www.pioneerfunds.com.

THE FUND FILES A COMPLETE STATEMENT OF INVESTMENTS WITH THE SECU- RITIES AND EXCHANGE COMMISSION FOR THE FIRST AND THIRD QUARTERS FOR EACH FISCAL YEAR ON FORM N-Q. SHAREOWNERS MAY VIEW THE FILED FORM N-Q BY VISITING THE COMMISSION'S WEBSITE AT http://www.sec.gov. THE FILED FORM MAY ALSO BE VIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION REGARDING THE OPERATIONS OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


                                     PIONEER
                             -----------------------
                                    MUNICIPAL
                                      BOND
                                      FUND

                                     Annual
                                     Report

                                    12/31/04

[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              7
Portfolio Management Discussion                              9
Schedule of Investments                                     12
Financial Statements                                        19
Notes to Financial Statements                               27
Report of Independent Registered Public Accounting Firm     33
Retirement Plans from Pioneer                               34
Trustees, Officers and Service Providers                    36

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

We would like to welcome you to the first annual report of the Pioneer Municipal Bond Fund. We would also like to extend a special welcome to fund investors who have joined us from the former Safeco Municipal Bond Fund. Pioneer became the investment manager of the former Safeco Funds on August 2, 2004. On December 13, 2004, the transaction bringing all of the Safeco Funds to Pioneer Investments was completed.

Who we are

For over 75 years, Pioneer Investments has been an innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out the very best opportunities around the globe, while not compromising on risk management. We know that we will not be successful unless we can deliver results to our shareowners. That is why our deliberate approach to risk assessment and our original, fundamental research are at the very heart of our investment discipline.

We complement our patient and thoughtful approach with a global presence that has its roots in the Pioneer Fund launched in 1928 by investing legend Philip Carret. From the very beginning, Mr. Carret had a deep appreciation for the merits of international investing. Over the years we have evolved our international investment capability beyond merely purchasing securities from foreign issuers. With investment hubs around the globe, Pioneer now combines a worldwide presence with unique market insights, to share the very best investment ideas among our research and portfolio management teams.

Extensive experience in tax-free money management

Pioneer currently has $2.2 billion of tax-exempt securities under management and has been managing tax-exempt assets since the inception of Pioneer Tax Free Income Fund in 1977. On November 1, 2004, Pioneer Investment Management hired Stephen C. Bauer as Senior Portfolio Manager under the direction of Ken Taubes, Director of U.S. Fixed Income Management, to lead the investment team for Pioneer Municipal Bond Fund. While at Safeco, Mr. Bauer managed the former Safeco Municipal Bond Fund from 1981 through July 2004, after which Pioneer became the investment advisor to the Fund. In addition to being a former portfolio manager and treasurer of Safeco Insurance Company, Mr. Bauer is the former President and Director of Safeco Asset Management Company.

We are glad that you are an investor with us in Pioneer Municipal Bond Fund. If you have questions about your investment or other mutual fund offerings from Pioneer, please contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

AAA                             44.3%
AA                              14.4%
A                               16.7%
BBB                             19.1%
BB & Lower                       5.5%

Portfolio Sector
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

Insured                         39.9%
Various Revenues                16.3%
Escrowed                        14.4%
Health                          11.5%
Power                            9.5%
Education                        2.6%
Special Revenues                 2.1%
Housing                          1.9%
General Obligation               1.4%
Pollution Control Revenue        0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.     San Joaquin Hills Transportation Corrider Agency, 5.0%, 1/1/33     4.33%
 2.     Massachusetts State Housing Financing Agency, 5.4%, 12/1/28        4.04
 3.     Indianapolis State Development Finance Authority, 5.6%, 12/1/32    3.83
 4.     Piedmont Municipal Power Agency, 5.25%, 1/1/21                     2.98
 5.     West Virginia State Hospital Financing Authority, 6.75%, 9/1/30    2.84
 6.     North Carolina Eastern Municipal Power, 6.0%, 1/1/22               2.76
 7.     Pittsburg California Redevelopment Agency, 5.8%, 8/1/34            2.67
 8.     Hurst Euless Bedford Texas, 4.5%, 8/15/25                          2.59
 9.     Austin Texas Utility System Revenue, 12.5%, 11/15/07               2.49
10.     Illinois Educational Facilities Authority, 6.25%, 5/1/30           2.09

* This list excludes temporary cash and derivative investments. Fund holdings will vary for other periods.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $14.38     $14.45

Distributions per Share               Short-Term      Long-Term
(12/31/03 - 12/31/04)     Dividends   Capital Gains   Capital Gains
                          $0.602058   $0.2219         $    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Municipal Bond Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

----------------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                  Net Asset    Public Offering
Period              Value        Price (POP)
Life-of-Fund
(9/30/96)           6.12%           5.40%
5 Years             7.88            6.89
1 Year              5.40            0.66
----------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Class A

           Pioneer Municipal        Lehman Brothers
               Bond Fund          Municipal Bond Index
9/96              9550                   10000
                  9691                   10255
                 10677                   11197
12/98            11291                   11923
                 10559                   11678
12/00            12010                   13042
                 12600                   13711
12/02            13857                   15028
                 14641                   15826
12/04            15431                   16535

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $14.34     $14.42

Distributions per Share               Short-Term      Long-Term
(12/31/03 - 12/31/04)     Dividends   Capital Gains   Capital Gains
                          $0.491089   $0.2219         $    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                   If           If
Period            Held       Redeemed
Life-of-Fund
(9/30/96)         5.35%        5.35%
5 Years           7.05         7.05
1 Year            4.52         0.54
-------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Class B

           Pioneer Municipal        Lehman Brothers
               Bond Fund          Municipal Bond Index
9/96             10000                   10000
                 10227                   10255
                 11189                   11197
12/98            11774                   11923
                 10931                   11678
12/00            12337                   13042
                 12847                   13711
12/02            14011                   15028
                 14703                   15826
12/04            15368                   16535

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $14.34     $14.42

Distributions per Share               Short-Term      Long-Term
(12/31/03 - 12/31/04)     Dividends   Capital Gains   Capital Gains
                          $0.472003   $0.2219         $    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                   If           If
Period            Held       Redeemed
Life-of-Fund
(10/1/03)         4.71%        4.71%
1 Year            4.38         4.38
-------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Class C

           Pioneer Municipal        Lehman Brothers
               Bond Fund          Municipal Bond Index
10/03            10000                   10000
                 10210                   10188
12/04            10657                   10644

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $14.36     $14.44

Distributions per Share               Short-Term      Long-Term
(12/31/03 - 12/31/04)     Dividends   Capital Gains   Capital Gains
                          $0.643744   $0.2219         $    -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Municipal Bond Fund, compared to that of the Lehman Brothers Municipal Bond Index.

------------------------------
Average Annual Total Returns
(As of December 31, 2004)

              If         If
Period       Held     Redeemed
10 Years     7.46       7.46
5 Years      8.22       8.22
1 Year       5.63       5.63
------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Investor Class

           Pioneer Municipal        Lehman Brothers
               Bond Fund          Municipal Bond Index
12/94            10000                   10000
                 12148                   11746
12/96            12534                   12266
                 13873                   13393
12/98            14954                   14261
                 13840                   13968
12/00            15799                   15600
                 16636                   16399
12/02            18351                   17974
                 19445                   18929
12/04            20540                   19778

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All [Investor Class] shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance of each class of the fund is the performance of the predecessor fund's Class A, Class B and Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Municipal Bond Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                Investor
Share Class                           A              B              C            Class
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04

Ending Account Value              $1,054.00      $1,045.20      $1,043.80      $1,063.24
On 12/31/04

Expenses Paid During Period*      $    4.70      $    8.74      $    9.45      $    3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.70%, 1.84% and 0.64%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Municipal Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                               Investor
Share Class                          A              B              C            Class
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 7/1/04

Ending Account Value             $1,020.56      $1,016.59      $1,015.89      $1,021.97
On 12/31/04

Expenses Paid During Period*     $    4.62      $    8.62      $    9.32      $    3.24

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.70%, 1.84% and 0.64%, for Class A, Class B, Class C and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

On August 2, 2004, Pioneer Investments assumed management of all of the former Safeco Funds. Day-to-day management of the Fund's portfolio is the responsibility of a team of fixed-income portfolio managers led by Stephen C. Bauer, who managed the former Safeco Municipal Bond Fund. In his positions at Safeco and now at Pioneer, Mr. Bauer has managed the Fund since 1981 and has more than 30 years of industry experience. In the following interview, Mr. Bauer outlines his investment philosophy, the investment environment for tax-free bonds during the 12-month period, Fund performance and his strategy and outlook going forward.

Q: For Pioneer investors new to the Fund, and as a reminder to former Safeco investors, will you discuss your philosophy in managing the Fund?

A: The important thing that I emphasize - and have for the more than 20 years that I have been managing the Fund - is that I tend to stay fully invested generally in long-term bonds. This is a longer-term fund, and I try not to predict the direction or magnitude of interest rate changes and make maturity or other investment decisions on that basis. I prefer to leave it to investors to decide whether being invested in a long-term municipal bond fund is right for them. At the close of the period, the Fund's average maturity was approximately 22 years.

   In addition, I believe that being invested in long-term municipal bonds is a good strategy for two reasons: first, long-term municipal bonds always yield more than shorter term bonds. Historically inverted yield curves have not occurred in the municipal bond market (i.e., where long-term rates are less than short-term rates). Of course, the reason that longer term municipal bonds yield more is that they are more volatile than bonds of shorter maturity. Greater interest rate risk is the trade-off for more total return through the accumulation of higher yield over the long term.

   The second reason that a long-term focus fits my investment philosophy is that I take a long-term view of the bond market. I rarely make any transactions that I think will pay off only over the short term. As I see it, many of the best investment decisions take years to bear fruit. This view means that the Fund will generally have a very low turnover ratio and reasonably low expenses.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (continued)
--------------------------------------------------------------------------------

Q: How did the Fund perform during its most recent fiscal year?

A: For the 12-month period ended December 31, 2004, Pioneer Municipal Bond
   Fund's Class A shares produced a 5.40% return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 4.48%, and the average return of the 297 Lipper General Municipal Debt funds was 3.70%. Lipper is an independent monitor of mutual fund performance.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Would you describe the investing environment for tax-exempt bonds during the time period?

A: The environment for long-term municipals has been remarkably stable.
   Interest rates ended the year almost exactly where they began. There was a market decline in the spring when - based on surprisingly large job growth in March - it looked as if the economy could "overheat" and that the Fed might have to raise short-term interest rates quickly and dramatically as in 1994. Long-term Treasury yields immediately rose by one percentage point (with corresponding price declines), while the municipal bond market sold off to a lesser degree.

   Through the summer and fall of 2004 the market gradually recovered and, in the end, the year was fairly uneventful. New issue volume for municipal bonds was quite heavy in 2004; at $355 billion, it was the third largest of all time. This represented a 6% decline from 2003, however, and volume is expected to decline further this year.

Q: How is the Fund positioned in terms of credit quality and diversification?

A: Approximately 44% of the Fund's portfolio is AAA-rated. That's because more than half of the tax-exempt bonds that come to market are insured. There are only a few AA-rated bonds in the portfolio, and about 17% of the portfolio is rated single A at any given time, with the remainder rated BBB or below. In addition, the Fund is broadly diversified among 29 states and Puerto Rico.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What is your outlook, and what will be your strategy going forward?

A: The U.S. economy seems to be on a modest growth path, though there is disagreement about how strong the recovery will be from here. Inflation remains restrained, which is positive for bonds, yet there is enough growth to encourage businesses to continue hiring.

   The Federal Reserve shows signs of continuing to raise short-term interest rates. Long-term rates could rise in the coming months, but the Fund will remain fully invested. At some point there could be a short-term setback. I would most likely use such a situation as a buying opportunity and take advantage of higher rates, thinking that the situation might turn around before too long.

   We believe that Pioneer Municipal Bond Fund continues to be a suitable vehicle for long-term investors seeking high income free from federal taxes as is consistent with the relative stability of capital.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

                  S&P/
                 Moody's
  Principal      Ratings
    Amount     (unaudited)                                                             Value
                            MUNICIPAL BONDS - 98.7%
                            Alaska - 0.4%
 $ 2,000,000     AAA/Aaa    Alaska State Housing Finance Corp.,
                              5.0%, 12/1/39                                     $  1,985,200
                                                                                ------------
                                                                                $  1,985,200
                                                                                ------------
                            Alabama - 1.2%
     470,000     AAA/Aaa    Alabama State University Revenue, 5.25%, 3/1/28     $    475,067
   1,120,000     AAA/Aaa    Alabama State University Revenue, 5.25%, 3/1/28        1,272,701
   3,855,000     AAA/Aaa    Jefferson County Alabama Sewer Revenue,
                              4.75%, 2/1/38                                        4,225,311
                                                                                ------------
                                                                                $  5,973,079
                                                                                ------------
                            Arizona - 2.4%
   7,000,000     AA-/Aa3    Phoenix Arizona Civic Improvement Corp.,
                              4.75%, 7/1/23                                     $  7,149,520
   5,000,000     BBB+/A3    Scottsdale Healthcare, 6.8%, 12/1/31                   5,300,550
                                                                                ------------
                                                                                $ 12,450,070
                                                                                ------------
                            California - 20.6%
   8,000,000     AAA/Aaa    California Infrastructure & Economic Development,
                              5.0%, 7/1/36                                      $  8,213,440
   4,000,000       A/NR     California Health Facilities Financing Authority,
                              5.0%, 3/1/33                                         4,010,360
   5,000,000     AAA/Aaa    California State, 5.0%, 11/1/30                        5,115,800
   7,000,000       A/A2     California State, 5.0%, 2/1/32                         7,101,710
   3,550,000     A-/Baa2    Northern California Power Agency, 5.0%, 7/1/09         3,840,602
  10,000,000     AAA/Aaa    Los Angeles California Unified School District,
                              5.0%, 1/1/28                                        10,371,400
  11,995,000     AAA/Aaa    Pittsburg California Redevelopment Agency,
                              5.8%, 8/1/34                                        13,630,518
   7,010,000     AAA/Aaa    San Joaquin County California, 4.75%, 11/15/19         7,044,770
  10,020,000    BBB-/Baa1   Golden State Tobacco Securitization Corp., CA,
                              5.5%, 6/1/43                                        10,479,317
  25,000,000      BB/Ba2    San Joaquin Hills Transportation Corridor Agency,
                              5.0%, 1/1/33                                        22,090,250
   3,165,000       A/A2     Southern California Public Power Project,
                              5.5%, 7/1/20                                         3,181,458
   5,000,000     AAA/Aaa    University California Revenues, 5.0%, 5/15/28          5,165,500
   6,000,000     AAA/Aaa    University California Revenues, 5.0%, 5/15/33          6,160,680
                                                                                ------------
                                                                                $106,405,805
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
                 Moody's
  Principal      Ratings
    Amount     (unaudited)                                                               Value
                            Colorado - 3.6%
 $13,000,000      A-/A3     Colorado Springs Colorado Hospital Revenue,
                              6.375%, 12/15/30                                    $ 14,710,220
   4,000,000      NR/A3     University of Colorado Hospital Authority Revenue,
                              5.6%, 11/15/31                                         4,127,800
                                                                                  ------------
                                                                                  $ 18,838,020
                                                                                  ------------
                            Florida - 3.6%
   8,000,000     AA-/Aa2    Escambia County Florida Health Facilities,
                              5.25%, 11/15/32                                     $  8,286,960
   2,750,000      NR/NR     Florida State Mid-Bay Bridge Authority Revenue,
                              6.05%, 10/1/22                                         2,819,053
   7,500,000     NR/Baa2    Tallahassee Florida Health, 6.375%, 12/1/30              7,668,525
                                                                                  ------------
                                                                                  $ 18,774,538
                                                                                  ------------
                            Iowa - 0.0%
     250,000     AAA/Aaa    Marshalltown Iowa Pollution Control,
                              5.5%, 11/1/23                                       $    253,055
                                                                                  ------------
                                                                                  $    253,055
                                                                                  ------------
                            Illinois - 7.7%
   9,000,000     AAA/Aaa    Chicago Illinois, 5.5%, 1/1/35                        $  9,784,260
   2,000,000     AAA/Aaa    Chicago Illinois Sales Tax Revenue,
                              5.375%, 1/1/27                                         2,140,340
  10,000,000     NR/Baa2    Illinois Educational Facilities Authority,
                              6.25%, 5/1/30                                         10,632,400
  10,000,000     AAA/Aaa    Metropolitan Pier & Exposition Authority Dedicated
                              State Tax Revenue, 5.25%, 6/15/42                     10,491,100
   5,000,000     AAA/Aaa    Metropolitan Pier & Exposition Authority Dedicated
                              State Tax Revenue, 7.0%, 7/1/26                        6,638,750
                                                                                  ------------
                                                                                  $ 39,686,850
                                                                                  ------------
                            Indiana - 5.6%
  19,000,000    BBB+/Baa1   Indianapolis State Development Financing
                              Authority, 5.6%, 12/1/32                            $ 19,547,200
   6,450,000     AAA/Aaa    Indianapolis Indiana Utilities District, 4.0%, 6/1/11    6,772,242
   2,500,000     AAA/Aaa    St. Joseph County Indiana Hospital Authority,
                              4.5%, 8/15/18                                          2,528,400
                                                                                  ------------
                                                                                  $ 28,847,842
                                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

                  S&P/
                 Moody's
  Principal      Ratings
    Amount     (unaudited)                                                               Value
                            Kentucky - 0.4%
 $ 2,000,000      NR/NR     Kentucky Economic Development Financial
                              Authority, 6.625%, 10/1/28                        $  2,156,320
                                                                                ------------
                                                                                $  2,156,320
                                                                                ------------
                            Maryland - 2.0%
   5,125,000     AAA/Aaa    Baltimore Maryland Project Revenue, 5.0%, 7/1/24    $  5,621,468
   4,000,000      NR/A3     Maryland State Health & Higher Educational
                              Facilities, 6.75%, 7/1/30                            4,515,520
                                                                                ------------
                                                                                $ 10,136,988
                                                                                ------------
                            Massachusetts - 6.2%
  20,000,000     AAA/Aaa    Massachusetts State Housing Financing Agency,
                              5.4%, 12/1/28                                     $ 20,586,600
   5,740,000     AAA/Aaa    Massachusetts State Housing Financing Agency,
                              6.2%, 7/1/38                                         5,979,587
   5,250,000     AAA/Aaa    Massachusetts Bay Transportation Authority,
                              4.5%, 3/1/26                                         5,228,423
                                                                                ------------
                                                                                $ 31,794,610
                                                                                ------------
                            Michigan - 1.5%
   5,000,000      AA/Aa2    Michigan State Hospital Financing Authority,
                              5.5%, 11/15/26                                    $  5,204,700
   1,000,000     AA+/Aa1    North Muskegon Michigan Public Schools,
                              5.25%, 5/1/28                                        1,060,130
   1,210,000     AA+/Aa1    North Muskegon Michigan Public Schools,
                              5.25%, 5/1/33                                        1,274,989
                                                                                ------------
                                                                                $  7,539,819
                                                                                ------------
                            Minnesota - 1.0%
   5,000,000      NR/A3     Minnesota Health Care, 5.75%, 11/15/32,
                              6.85%, 10/1/21                                    $  5,291,600
                                                                                ------------
                            Missouri - 0.7%
   2,500,000     AA+/Aa1    Missouri State Health & Education Facilities,
                              4.75%, 11/15/37                                   $  2,475,225
   1,000,000     AAA/Aaa    Missouri State Health & Educational Facilities,
                              5.25%, 6/1/28                                        1,047,450
                                                                                ------------
                                                                                $  3,522,675
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                             Value
                            Mississippi - 1.1%
 $ 5,500,000     AAA/Aaa    Harrison County Mississippi Wastewater,
                              4.75%, 2/1/27                                    $ 5,521,945
                                                                               -----------
                                                                               $ 5,521,945
                                                                               -----------
                            Montana - 0.6%
   2,785,000     AAA/Aaa    Forsyth Montana Pollution Control Revenue,
                              5.0%, 3/1/31                                     $ 2,861,086
                                                                               -----------
                                                                               $ 2,861,086
                                                                               -----------
                            North Carolina - 2.7%
  12,000,000     BBB/Baa2   North Carolina Eastern Municipal Power,
                              6.0%, 1/1/22                                     $14,060,040
                                                                               -----------
                                                                               $14,060,040
                                                                               -----------
                            North Dakota - 0.6%
   3,000,000     NR/Baa2    Grand Forks North Dakota Health Care System,
                              7.125%, 8/15/24                                  $ 3,286,830
                                                                               -----------
                                                                               $ 3,286,830
                                                                               -----------
                            New Jersey - 0.7%
   3,735,000     AAA/Aaa    New Jersey Economic Development Authority,
                              4.375%, 9/1/29                                   $ 3,595,610
                                                                               -----------
                                                                               $ 3,595,610
                                                                               -----------
                            New Mexico - 0.4%
   2,055,000     BBB-/Ba2   Farmington New Mexico Pollution Control Revenue,
                              6.1%, 1/1/08                                     $ 2,055,678
                                                                               -----------
                                                                               $ 2,055,678
                                                                               -----------
                            New York - 5.8%
     900,000     AAA/Aaa    Long Island Power Authority New York Electric
                              Systems Revenue, 5.125%, 12/1/22                 $   965,826
   3,820,000     AAA/Aaa    Metropolitan Transportation Authority New York,
                              4.75%, 4/1/28                                      4,194,245
   5,500,000      AA-/A3    New York State Dormitory Authority Revenues,
                              5.25%, 5/15/15                                     6,103,185
   4,400,000      AA-/A3    New York State Dormitory Authority Revenues,
                              5.5%, 5/15/11                                      5,172,715

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

                  S&P/
                 Moody's
  Principal      Ratings
    Amount    (unaudited)                                                              Value
                            New York - (continued)
 $ 5,250,000      AA-/A3    New York State Dormitory Authority Revenues,
                              7.5%, 5/15/13                                     $  6,706,560
   1,000,000       A/A2     New York State Urban Development Corp.,
                              5.125%, 7/1/21                                       1,064,590
   6,050,000     AAA/Aaa    Port Authority New York & New Jersey,
                              4.375%, 10/1/33                                      5,750,465
                                                                                ------------
                                                                                $ 29,957,586
                                                                                ------------
                            Oklahoma - 1.3%
   5,590,000     AAA/Aaa    McGee Creek Authority Water Revenue,
                              6.0%, 1/1/23                                      $  6,784,863
                                                                                ------------
                                                                                $  6,784,863
                                                                                ------------
                            Pennsylvania - 2.0%
   5,000,000       A/NR     Pennsylvania State Higher Education,
                              6.0%, 1/15/31                                     $  5,356,900
   5,000,000     AAA/Aaa    Southeastern Pennsylvania Transportation
                              Authority, 4.75%, 3/1/29                             5,007,650
                                                                                ------------
                                                                                $ 10,364,550
                                                                                ------------
                            Puerto Rico - 1.0%
   5,000,000      A-/A3     Puerto Rico Electric Power Authority,
                              5.125%, 7/1/29                                    $  5,172,300
                                                                                ------------
                                                                                $  5,172,300
                                                                                ------------
                            South Carolina - 6.4%
   1,000,000       A/A3     Dorchester South Carolina County School District,
                              5.25%, 12/1/29                                    $  1,024,030
  15,000,000    BBB-/Baa3   Piedmont Municipal Power Agency, 5.25%, 1/1/21        15,192,300
   7,000,000      AA-/A1    Greenville South Carolina County School District,
                              5.5%, 12/1/28                                        7,438,690
   7,500,000     BBB/Baa2   South Carolina Jobs Economic Development
                              Authority, 7.375%, 12/15/21                          9,300,450
                                                                                ------------
                                                                                $ 32,955,470
                                                                                ------------
                            Texas - 7.6%
  10,000,000     AAA/Aaa    Austin Texas Utility System Revenue,
                              12.5%, 11/15/07                                   $ 12,714,800
   3,000,000     AAA/Aaa    Houston Texas Independent School District,
                              4.75%, 2/15/22                                       3,039,060
  13,300,000     AAA/Aaa    Hurst Euless Bedford Texas, 4.5%, 8/15/25             13,228,578

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
                Moody's
  Principal     Ratings
   Amount    (unaudited)                                                             Value
                           Texas - (continued)
 $   10,000     AAA/Aaa    Lower Colorado River Authority Texas Revenue,
                             5.625%, 1/1/17                                   $     11,633
  5,350,000     AAA/Aaa    North East Independent School District Texas,
                             4.5%, 10/1/28                                       5,210,954
  5,000,000     AA+/Aa1    San Antonio Texas Electricity and Gas Revenue,
                             Series A, 4.5%, 2/1/21                              5,035,050
                                                                              ------------
                                                                              $ 39,240,075
                                                                              ------------
                           Virginia - 2.2%
  2,500,000     AAA/Aaa    Loudoun County Virginia Sanitation Authority,
                             4.75%, 1/1/30                                    $  2,509,075
  3,085,000     AA+/Aa1    Virginia State Public School Authority,
                             4.75%, 8/1/26                                       3,141,980
  2,235,000     AA+/Aa1    Virginia State Public School Authority,
                             4.75%, 8/1/27                                       2,264,122
  3,500,000     AA+/Aa1    Virginia State Public School Authority,
                             5.0%, 8/1/20                                        3,694,320
                                                                              ------------
                                                                              $ 11,609,497
                                                                              ------------
                           Washington - 6.0%
  2,255,000     AAA/Aaa    King County Washington Public Hospital,
                             5.5%, 9/1/17                                     $  2,312,615
    700,000     AAA/Aaa    CDP-King County III Washington Lease Revenue,
                             5.25%, 6/1/26                                         735,735
  2,200,000      AA/Aa2    Douglas County Washington Public Utilities,
                             8.75%, 9/1/18                                       2,559,370
  5,055,000      AA/Aa2    Douglas County Washington Public Utilities,
                             8.75%, 9/1/18                                       5,856,167
  2,500,000      A+/NR     King County Washington Housing Authority,
                             6.8%, 3/1/26                                        2,555,275
  3,078,000      AAA/NR    Seattle Washington Housing Authority,
                             6.6%, 8/20/38                                       3,228,022
  6,290,000      NR/NR     Vancouver Washington Housing Authority,
                             5.65%, 3/1/31                                       6,056,767
  7,750,000     AAA/Aaa    Washington State, 4.5%, 7/1/23                        7,769,918
                                                                              ------------
                                                                              $ 31,073,869
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

                   S&P/
                 Moody's
   Principal     Ratings
    Amount     (unaudited)                                                              Value
                             West Virginia - 3.4%
 $12,055,000       NR/A2     West Virginia State Hospital Financing Authority,
                               6.75%, 9/1/30                                    $ 14,456,115
   2,945,000       NR/A2     West Virginia State Hospital Financing Authority,
                               6.75%, 9/1/30                                       3,241,090
                                                                                ------------
                                                                                $ 17,697,205
                                                                                ------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $453,971,203)                                $509,893,075
                                                                                ------------
                             TOTAL INVESTMENTS IN SECURITIES - 98.7%
                             (Cost $453,971,203) (a)                            $509,893,075
                                                                                ------------
                             OTHER ASSETS AND LIABILITIES - 1.3%                $  6,795,712
                                                                                ------------
                             TOTAL NET ASSETS - 100.0%                          $516,688,787
                                                                                ------------

NR  Not rated.

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $450,363,761 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                               $59,678,032

    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                  (148,718)
                                                                                -----------
   Net unrealized gain                                                          $59,529,314
                                                                                -----------

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $36,706,912 and $77,868,212, respectively.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

 ASSETS:
   Investment in securities, at value (cost $453,971,203)       $509,893,075
   Cash                                                            2,020,065
   Receivables -
     Interest                                                      7,900,622
     Due from Pioneer Investment Management, Inc.                         13
   Other                                                                  24
                                                                ------------
       Total assets                                             $519,813,799
                                                                ------------
 LIABILITIES:
   Payables -
     Fund shares repurchased                                    $  2,176,973
     Dividends                                                       656,425
   Due to affiliates                                                 170,009
   Accrued expenses                                                  121,605
                                                                ------------
       Total liabilities                                        $  3,125,012
                                                                ------------
 NET ASSETS:
   Paid-in capital                                              $456,479,881
   Undistributed net investment income                             3,610,800
   Accumulated net realized gain on investments                      676,234
   Net unrealized gain on investments                             55,921,872
                                                                ------------
       Total net assets                                         $516,688,787
                                                                ------------
 NET ASSET VALUE PER SHARE:
 (No par value, unlimited number of shares authorized)
   Class A (based on $226,891/15,774 shares)                    $      14.38
                                                                ------------
   Class B (based on $10,017/698.53 shares)                     $      14.34
                                                                ------------
   Class C (based on $10,017/698.53 shares)                     $      14.34
                                                                ------------
   Investor Class (based on $516,441,862/35,960,906 shares)     $      14.36
                                                                ------------
 MAXIMUM OFFERING PRICE:
   Class A ($14.38 [divided by] 95.5%)                          $      15.06
                                                                ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Interest                                                                  $ 30,010,155
                                                                            ------------
EXPENSES:
  Management fees                                            $2,620,172
  Transfer agent fees and expenses
     Class A                                                      5,515
     Class B                                                      2,788
     Class C                                                        108
     Investor Class                                             315,253
  Distribution fees
     Class A                                                     15,560
     Class B                                                     26,298
     Class C                                                      1,384
  Administrative reimbursements                                 242,364
  Custodian fees                                                 44,676
  Registration fees                                              76,154
  Professional fees                                              60,422
  Printing expense                                               44,077
  Fees and expenses of nonaffiliated trustees                    13,766
  Miscellaneous                                                  31,786
                                                             ----------
     Total expenses                                                         $  3,500,323
     Less management fees waived and expenses
       reimbursed by Advisor                                                         (13)
                                                                            ------------
     Net expenses                                                           $  3,500,310
                                                                            ------------
       Net investment income                                                $ 26,509,845
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $  5,214,549
                                                                            ------------
  Change in net unrealized gain on investments                              $ (1,826,770)
                                                                            ------------
     Net gain on investments                                                $  3,387,779
                                                                            ------------
     Net increase in net assets resulting from operations                   $ 29,897,624
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

                                                            Year Ended          Year Ended
                                                             12/31/04            12/31/03
FROM OPERATIONS:
Net investment income                                      $ 26,509,845        $ 27,809,111
Net realized gain on investments                              5,214,549           7,642,392
Change in net unrealized gain on investments                 (1,826,770)         (1,537,362)
                                                           ------------        ------------
  Net increase in net assets resulting from operations     $ 29,897,624        $ 33,914,141
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.60 and $0.63 per share, respectively)        $   (264,916)       $   (221,000)
  Class B ($0.49 and $0.52 per share, respectively)             (91,186)           (111,000)
  Class C ($0.47 and $0.13 per share, respectively)              (4,632)             (1,000)
  Investor Class ($0.64 and $0.67 per share,
     respectively)                                          (24,819,437)        (26,455,249)
Net realized gain:
  Class A ($0.22 and $0.17 per share, respectively)            (122,918)            (80,000)
  Class B ($0.22 and $0.17 per share, respectively)             (41,490)            (38,000)
  Class C ($0.22 and $0.10 per share, respectively)              (2,464)             (1,000)
  Investor Class ($0.22 and $0.17 per share,
     respectively)                                           (8,226,209)         (6,896,698)
                                                           ------------        ------------
     Total distributions to shareowners                    $(33,573,252)       $(33,803,947)
                                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 46,249,584        $250,327,761
Reinvestment of distributions                                23,699,425          23,488,334
Cost of shares repurchased                                 (122,707,605)       (276,684,005)
Redemption fees                                                  39,148              76,777
                                                           ------------        ------------
  Net decrease in net assets resulting from Fund
     share transactions                                    $(52,719,448)       $ (2,791,133)
                                                           ------------        ------------
  Net decrease in net assets                               $(56,395,076)       $ (2,680,939)
                                                           ------------        ------------
NET ASSETS:
Beginning of year                                          $573,083,863        $575,764,802
                                                           ------------        ------------
End of year (including undistributed net investment
  income of $3,610,800 and $2,402,862,
  respectively)                                            $516,688,787        $573,083,863
                                                           ------------        ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03, respectively

CLASS A:                        '04 Shares     '04 Amount      '03 Shares     '03 Amount
Shares sold                        528,397   $    7,428,361     1,093,755   $   15,742,969
Reinvestment of distributions       23,644          339,010        17,443          252,464
Shares repurchased                (356,210)      (5,092,207)     (920,666)     (13,295,466)
Shares transferred in
  reorganization                  (632,456)      (9,080,745)            -                -
                                ----------   --------------   -----------   --------------
  Net increase (decrease)         (436,625)  $   (6,405,581)      190,532   $    2,699,967
                                ----------   --------------   -----------   --------------
CLASS B:
Shares sold                            699   $       10,000        66,739   $      972,124
Reinvestment of distributions        6,752           96,407         7,832          112,712
Shares repurchased                 (46,593)        (668,672)      (29,651)        (425,020)
Shares transferred in
  reorganization                  (177,979)      (2,547,835)            -                -
                                ----------   --------------   -----------   --------------
  Net increase (decrease)         (217,121)  $   (3,110,100)       44,920   $      659,816
                                ----------   --------------   -----------   --------------
CLASS C:
Shares sold                          4,805   $       70,511         6,924   $      100,050
Reinvestment of distributions          167            2,384             -                -
Shares repurchased                      (4)             (51)            -                -
Shares transferred in
  reorganization                   (11,193)        (160,251)            -                -
                                ----------   --------------   -----------   --------------
  Net increase (decrease)           (6,225)  $      (87,407)        6,924   $      100,050
                                ----------   --------------   -----------   --------------
INVESTOR CLASS:
Shares sold                      2,696,920   $   38,740,712    16,198,706   $  233,512,618
Reinvestment of distributions    1,626,700       23,261,624     1,603,544       23,123,158
Shares repurchased              (8,188,640)    (116,946,675)  (18,217,255)    (262,963,519)
Shares transferred in
  reorganization                   822,260       11,788,831             -                -
                                ----------   --------------   -----------   --------------
  Net increase (decrease)       (3,042,760)  $  (43,155,508)     (415,005)  $   (6,327,743)
                                ----------   --------------   -----------   --------------

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                        Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                                       12/31/04(a)    12/31/03    12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                     $ 14.45       $ 14.46     $ 13.98      $ 13.97      $ 12.90
                                                         -------       -------     -------      -------      -------
Increase from investment operations:
   Net investment income                                 $  0.61(b)    $  0.66     $  0.66      $  0.66      $  0.65
   Net realized and unrealized gain on investments          0.14          0.13        0.69         0.02         1.07
                                                         -------       -------     -------      -------      -------
      Net increase from investment operations            $  0.75       $  0.79     $  1.35      $  0.68      $  1.72
Distributions to shareholders:
   Net investment income                                   (0.60)        (0.63)      (0.64)       (0.64)       (0.65)
   Net realized gain                                       (0.22)        (0.17)      (0.23)       (0.03)           -
                                                         -------       -------     -------      -------      -------
   Net increase (decrease) in net asset value            $ (0.07)      $ (0.01)    $  0.48      $  0.01      $  1.07
                                                         -------       -------     -------      -------      -------
   Net asset value, end of period                        $ 14.38       $ 14.45     $ 14.46      $ 13.98      $ 13.97
                                                         -------       -------     -------      -------      -------
Total return*                                               5.40%         5.66%       9.99%        4.92%       13.76%
Ratio of net expenses to average net assets                 0.91%         0.87%       0.89%        0.98%        0.97%
Ratio of net investment income to average net assets        4.25%         4.58%       4.74%        4.63%        4.96%
Portfolio turnover rate                                        7%           20%         19%           9%          32%
Net assets, end of period (in thousands)                 $   227       $ 6,538     $ 3,787      $ 1,273      $ 1,052

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

                                                                              23
   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                        Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                                       12/31/04(a)     12/31/03    12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                     $ 14.42       $ 14.42     $ 13.95      $ 13.94      $ 12.88
                                                         -------       -------     -------      -------      -------
Increase from investment operations:
   Net investment income                                 $  0.49(b)    $  0.55     $  0.55      $  0.55      $  0.56
   Net realized and unrealized gain on investments          0.14          0.14        0.68         0.02         1.06
                                                         -------       -------     -------      -------      -------
      Net increase from investment operations            $  0.63       $  0.69     $  1.23      $  0.57      $  1.62
Distributions to shareholders:
   Net investment income                                   (0.49)        (0.52)      (0.53)       (0.53)       (0.56)
   Net realized gain                                       (0.22)        (0.17)      (0.23)       (0.03)           -
                                                         -------       -------     -------      -------      -------
   Net increase (decrease) in net asset value            $ (0.08)      $     -     $  0.47      $  0.01      $  1.06
                                                         -------       -------     -------      -------      -------
   Net asset value, end of period                        $ 14.34       $ 14.42     $ 14.42      $ 13.95      $ 13.94
                                                         -------       -------     -------      -------      -------
Total return*                                               4.52%         4.93%       9.07%        4.14%       12.87%
Ratio of net expenses to average net assets                 1.70%         1.66%       1.68%        1.73%        1.71%
Ratio of net investment income to average net assets        3.49%         3.78%       3.86%        3.87%        4.24%
Portfolio turnover rate                                        7%           20%         19%           9%          32%
Net assets, end of period (in thousands)                 $    10       $ 3,141     $ 2,494      $ 1,236      $   686

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)

24
   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                          Year Ended   10/01/03 to (b)
                                                          12/31/04(a)     12/31/03
CLASS C
Net asset value, beginning of period                        $ 14.42      $   14.45
                                                            -------      ---------
Increase from investment operations:
   Net investment income                                    $  0.47(c)   $    0.16
   Net realized and unrealized gain on investments             0.14           0.04
                                                            -------      ---------
      Net increase from investment operations               $  0.61      $    0.20
Distributions to shareholders:
   Net investment income                                      (0.47)         (0.13)
   Net realized gain                                          (0.22)         (0.10)
                                                            -------      ---------
   Net decrease in net asset value                          $ (0.08)     $   (0.03)
                                                            -------      ---------
   Net asset value, end of period                           $ 14.34      $   14.42
                                                            -------      ---------
Total return*                                                  4.38%          1.40%-
Ratio of net expenses to average net assets+                   1.84%          1.87%**
Ratio of net investment income to average net assets+          3.35%          4.36%**
Portfolio turnover rate                                           7%            20%
Net assets, end of period (in thousands)                    $    10      $     100
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
      Net expenses                                              1.84%        43.13%**
      Net investment income                                     3.35%       (36.90)%**

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Initial issue date of Class C Shares.
(c) Net investment income per share has been calculated using the average shares method.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
 -  Not annualized.
**  Annualized.
 +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                       12/31/04(a)    12/31/03     12/31/02     12/31/01     12/31/00
INVESTOR CLASS
Net asset value, beginning of period                     $ 14.44      $  14.45     $  13.97     $  13.96     $  12.89
                                                         -------      --------     --------     --------     --------
Increase from investment operations:
   Net investment income                                 $  0.67(b)   $   0.70     $   0.71     $   0.71     $   0.70
   Net realized and unrealized gain on investments          0.11          0.13         0.69         0.02         1.07
                                                         -------      --------     --------     --------     --------
      Net increase from investment operations            $  0.78      $   0.83     $   1.40     $   0.73     $   1.77
Distributions to shareholders:
   Net investment income                                   (0.64)        (0.67)       (0.69)       (0.69)       (0.70)
   Net realized gain                                       (0.22)        (0.17)       (0.23)       (0.03)           -
                                                         -------      --------     --------     --------     --------
Net increase (decrease) in net asset value               $ (0.08)     $  (0.01)    $   0.48     $   0.01     $   1.07
                                                         -------      --------     --------     --------     --------
Net asset value, end of period                           $ 14.36      $  14.44     $  14.45     $  13.97     $  13.96
                                                         -------      --------     --------     --------     --------
Total return*                                               5.63%         5.96%       10.33%        5.30%       14.17%
Ratio of net expenses to average net assets                 0.63%         0.61%        0.61%        0.62%        0.62%
Ratio of net investment income to average net assets        4.78%         4.83%        4.91%        5.01%        5.27%
Portfolio turnover rate                                        7%           20%          19%           9%          32%
Net assets, end of period (in thousands)                 $516,442     $563,305     $569,484     $533,803     $499,831

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.

26
   The accompanying notes are an integral part of these financial statements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Municipal Bond Fund (the Fund) is one of eight series of portfolios comprising Pioneer Series Trust II, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Safeco Municipal Bond Fund, Inc. Safeco Municipal Bond Fund transferred all of its net assets in exchange for the Fund's Investor Class shares on December 10, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco Municipal Bond Fund on December 8,
2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of four classes of shares of the Fund. The Fund offers four classes of shares designated as Class A, Class B, Class C, and Investor Class shares. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which, are consistent with those policies generally accepted in the investment company industry:

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available market quotations are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Discount and premium on debt securities are accreted or amortized, respectfully daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of distributions paid during the years ended December 31, 2004 and 2003, were as follows:

------------------------------------------------------------
                                 2004            2003
------------------------------------------------------------
 Distributions paid from:
 Taxable Income               $   339,839     $   723,037
 Tax exempt income             25,180,171      26,385,162
 Long-term capital gain         8,053,242       6,695,748
                              -----------     -----------
 Total                        $33,573,252     $33,803,947
                              -----------     -----------
------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

------------------------------------------------------------
                                            2004
------------------------------------------------------------
 Undistributed ordinary income           $   593,164
 Undistributed long-term gain                 86,428
 Unrealized appreciation                  59,529,314
                                         -----------
 Total                                   $60,208,906
                                         -----------
------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

   At December 31, 2004, the Fund has reclassified $121,736 to decrease undistributed net investment income and $121,736 to increase accumulated net realized gain on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $102 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2004.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Investor Class shares can bear different transfer agent and distribution fees.

E. Redemption Fees

   Prior to the reorganization, shares held for less than 90 days in the Fund were subject to an early redemption fee equal to 2% of the proceeds of the redeemed shares. These fees, which were retained by the Fund, were accounted for as an addition to paid-in-capital.

2. Management Agreement
Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.4% of the excess over $750 million.

Prior to the reorganization, Safeco Municipal Bond Fund was advised by Safeco Asset Management Company, which received a fee calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million; and 0.4%

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of the excess over $750 million. Prior to the reorganization, Safeco Asset Management Company contractually agreed to reimburse the Fund for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) that exceeded on an annual basis 0.40% of the average daily net assets of the Fund.

Through May 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 0.87% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Through the second anniversary of the closing of the "reorganization", PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.62% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2004, $146,628 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates. Prior to the reorganization, fund accounting and fund administration fees were paid to Safeco Asset Management Company.

3. Transfer Agent
Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $23,360 in transfer agent fees payable to PIMSS at December 31, 2004. Prior to the reorganization, Safeco Services Corporation was the transfer agent and Safeco Securities Corp. was the shareholder servicing agent. Prior to the reorganization, Safeco Services Corporation assessed shareholders accounts an annual $12 low balance fee on shareholder accounts containing balances less than

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                               (continued)
--------------------------------------------------------------------------------

$1,000, which were recorded as a waiver of transfer agent expenses. PIMSS does not charge a low balance fee.

4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $21 in distribution fees payable to PFD at December 31, 2004.

In addition, redemptions of each class of shares (except Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, there were no CDSC's paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Fund's expenses were not reduced under any such arrangements.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of the Pioneer Series Trust II and the Shareowners of Pioneer Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Municipal Bond Fund, one of the series comprising the Pioneer Series Trust II (the "Trust"), (formerly Safeco Municipal Bond Fund, one of the series that comprised the Safeco Tax-Exempt Bond Stock Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Municipal Bond Fund of the Pioneer Series Trust II at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/Ernst & Young LLP
                                                        --------------------

Boston, Massachusetts
February 18, 2005

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund              Term of Office
John F. Cogan, Jr. (78)*       Chairman of the Board,     Serves until
                               Trustee and President      successor trustee is
                                                          elected or earlier
                                                          retirement or
                                                          removal

Osbert M. Hood (52)**          Trustee and                Serves until
                               Executive Vice President   successor trustee is
                                                          elected or earlier
                                                          retirement or
                                                          removal

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
John F. Cogan, Jr. (78)*       Trustee and President Serves until retirement or removal;    Director of Harbor Global
                               Deputy Chairman and a Director of Pioneer Global Asset       Company, Ltd.
                               Management S.p.A. ("PGAM"); Non-Executive Chairman and a
                               Director of Pioneer Investment Management USA Inc.
                               ("PIM-USA"); Chairman and a Director of Pioneer; Director
                               of Pioneer Alternative Investment Management Limited
                               (Dublin); President and a Director of Pioneer Alternative
                               Investment Management (Bermuda) Limited and affiliated
                               funds; President and Director of Pioneer Funds
                               Distributor, Inc. ("PFD"); President of all of the Pioneer
                               Funds; and Of Counsel (since 2000, partner prior to 2000),
                               Wilmer Cutler Pickering Hale and Dorr LLP (counsel to
                               PIM-USA and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**          President and Chief Executive Officer, PIM-USA since May     None
                               2003 (Director since January 2001); President and Director of Pioneer since May 2003; Chairman and Director of
                               Pioneer Investment Management Shareholder Services, Inc.
                               ("PIMSS") since May 2003; Executive Vice President of all
                               of the Pioneer Funds since June 2003; Executive Vice
                               President and Chief Operating Officer of PIM-USA, November
                               2000 to May 2003; Executive Vice President, Chief
                               Financial Officer and Treasurer, John Hancock Advisers,
                               L.L.C., Boston, MA, November 1999 to November 2000; Senior
                               Vice President and Chief Financial Officer, John Hancock
                               Advisers, L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
----------------------------------------------------------------------------------------------------------------------

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund              Term of Office
David R. Bock** (61)           Trustee since 2005.        Serves until a
3050 K. Street NW,                                        successor trustee is
Washington, DC 20007                                      elected or earlier
                                                          retirement or removal.

**Mr. Bock became a Trustee of the fund on January 1, 2005.
----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)              Trustee since 2004.        Serves until
3509 Woodbine Street,                                     successor trustee
Chevy Chase, MD 20815                                     is elected or earlier
                                                          retirement or removal
----------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee since 2004.        Serves until
1001 Sherbrooke Street West,                              successor trustee
Montreal, Quebec, Canada                                  is elected or earlier
H3A 1G5                                                   retirement or removal
----------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
David R. Bock** (61)           Senior Vice President and Chief Financial Officer, I-trax,   Director of The
3050 K. Street NW,             Inc. (publicly traded health care services company) (2001    Enterprise Social
Washington, DC 20007           - present); Managing Partner, Federal City Capital           Investment Company
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         (privately-held affordable
                               to 2004); Executive Vice President and Chief Financial       housing finance
                               Officer, Pedestal Inc. (internet-based mortgage trading      company); Director of
                               company) (2000-2002)                                         New York Mortgage
                                                                                            Trust (publicly traded
                                                                                            mortgage REIT)
----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
----------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
----------------------------------------------------------------------------------------------------------------------

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund              Term of Office
Marguerite A. Piret (56)       Trustee since 2004.        Serves until
One Boston Place, 28th Floor,                             successor trustee
Boston, MA 02108                                          is elected or earlier
                                                          retirement or removal
----------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)           Trustee since 2004.        Serves until
125 Broad Street,                                         successor trustee
New York, NY 10004                                        is elected or earlier
                                                          retirement or removal
----------------------------------------------------------------------------------------------------------------------
John Winthrop (68)             Trustee since 2004.        Serves until
One North Adgers Wharf,                                   successor trustee
Charleston, SC 29401                                      is elected or earlier
                                                          retirement or removal
----------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Trustee
Marguerite A. Piret (56)       President and Chief Executive Officer, Newbury, Piret &      Director of New America
One Boston Place, 28th Floor,  Company, Inc. (investment banking firm)                      High Income Fund, Inc.
Boston, MA 02108                                                                            (closed-end investment
                                                                                            company)
----------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)           Senior Counsel, Sullivan & Cromwell (law firm)               Director, The Swiss
125 Broad Street,                                                                           Helvetia Fund, Inc.
New York, NY 10004                                                                          (closed-end investment
                                                                                            company) and
                                                                                            AMVESCAP PLC
                                                                                            (investment managers)
----------------------------------------------------------------------------------------------------------------------
John Winthrop (68)             President, John Winthrop & Co., Inc.                         None
One North Adgers Wharf,        (private investment firm)
Charleston, SC 29401
----------------------------------------------------------------------------------------------------------------------

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held
Name and Age                 With the Fund         Term of Office
Dorothy E. Bourassa (57)     Secretary             Serves at the discretion
                                                   of the Board
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the discretion
                                                   of the Board
----------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the discretion
                                                   of the Board
----------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the discretion
                                                   of the Board
----------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (57)       Secretary of PIM-USA; Senior Vice President- Legal of        None
                               Pioneer; and Secretary/Clerk of most of PIM-USA's
                               subsidiaries since October 2000; Secretary of all of
                               the Pioneer Funds since December 2004 (Assistant
                               Secretary from November 2000 to September 2003);
                               and Senior Counsel, Assistant Vice President and
                               Director of Compliance of PIM-USA from April 1998
                               through October 2000
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)     Assistant Vice President and Senior Counsel of               None
                               Pioneer since July 2002; Vice President and Senior
                               Counsel of BISYS Fund Services, Inc. (April 2001 to
                               June 2002); Senior Vice President and Deputy General
                               Counsel of Funds Distributor, Inc. (July 2000 to April
                               2001; Vice President and Associate General Counsel
                               from July 1996 to July 2000); Assistant Secretary of
                               all Pioneer Funds since December 2004
----------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)           Partner, Wilmer Cutler Pickering Hale and Dorr LLP;          None
                               Assistant Secretary of all Pioneer Funds since
                               December 2004
----------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)              Vice President-Fund Accounting, Administration and           None
                               Custody Services of Pioneer; and Treasurer of all of
                               the Pioneer Funds (Assistant Treasurer from June
                               1999 to November 2000)
----------------------------------------------------------------------------------------------------------------------

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund              Term of Office
Mark E. Bradley (45)           Assistant Treasurer        Serves at the discretion
                                                          of the Board
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)          Assistant Treasurer        Serves at the discretion
                                                          of the Board
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)             Assistant Treasurer        Serves at the discretion
                                                          of the Board
----------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)    Assistant Treasurer        Serves at the discretion
                                                          of the Board

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Officer

Mark E. Bradley (45)           Deputy Treasurer of Pioneer since 2004; Treasurer            None
                               and Senior Vice President, CDC IXIS Asset
                               Management Services from 2002 to 2003; Assistant
                               Treasurer and Vice President, MFS Investment
                               Management from 1997 to 2002; and Assistant
                               Treasurer of all of the Pioneer Funds since
                               November 2004
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)          Assistant Vice President-Fund Accounting,                    None
                               Administration and Custody Services of Pioneer; and
                               Assistant Treasurer of all of the Pioneer Funds since
                               November 2000
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)             Fund Accounting Manager-Fund Accounting,                     None
                               Administration and Custody Services of Pioneer; and
                               Assistant Treasurer of all of the Pioneer Funds since
                               May 2002
----------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)    Fund Administration Manager-Fund Accounting,                 None
                               Administration and Custody Services since June
                               2003; Assistant Vice President-Mutual Fund
                               Operations of State Street Corporation from June
                               2002 to June 2003 (formerly Deutsche Bank Asset
                               Management); Pioneer Fund Accounting,
                               Administration and Custody Services (Fund Accounting
                               Manager from August 1999 to May 2002, Fund
                               Accounting Services Supervisor from 1997 to July
                               1999); Assistant Treasurer of all Pioneer Funds since
                               September 2003
----------------------------------------------------------------------------------------------------------------------

Pioneer Municipal Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held
Name and Age                   With the Fund              Term of Office
Martin J. Wolin (37)           Chief Compliance           Serves at the discretion
                               Officer                    of the Board
--------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                  by this Officer
Martin J. Wolin (37)           Chief Compliance Officer of Pioneer (Director of             None
                               Compliance and Senior Counsel from November 2000 to
                               September 2004); Vice President and Associate General
                               Counsel of UAM Fund Services, Inc. (mutual fund
                               administration company) from February 1998 to November
                               2000; and Chief Compliance Officer of all of the Pioneer
                               Funds.
--------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money.
To obtain a prospectus and for other information on any Pioneer fund, call
1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commissions web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fee
Fees for audit services provided to the Trusts eight series, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $246,300 in 2004. Audit fees for the eight series of the Trust in 2003 were $113,100.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $48,000 in 2004. Tax fees for Trust in 2003 were $18,000.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.
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                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

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
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                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------
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
                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

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
                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled approximately $48,000 in 2004 and $0 in 2003.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trusts audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the year ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Trusts audit committee pre-approval.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.